UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08004

                                 ABN AMRO FUNDS
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 884-2139
                                                          ---------------

                    Date of fiscal year end: OCTOBER 31, 2004
                                             ----------------

                    Date of reporting period: APRIL 30, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                  APRIL 30, 2004

[LOGO OMITTED] ABN AMRO ASSET MANAGEMENT

SEMI-ANNUAL REPORT 2004
                 ABN AMRO ASSET MANAGEMENT O MONTAG & CALDWELL
               TAMRO CAPITAL PARTNERS O VEREDUS ASSET MANAGEMENT
                                                                  ABN AMRO FUNDS

                                                CLASS N, I, C & R SHARES
                                                Domestic Equity/Large Cap
                                                Domestic Equity/Mid Cap
                                                Domestic Equity/Small Cap
                                                Sector
                                                Index
                                                Balanced
                                                International
                                                Fixed Income
                                                Money Market

ABN AMRO FUNDS

TABLE OF CONTENTS

Performance Summary...............................       1
Schedules of Investments..........................       2
Statement of Assets and Liabilities...............      44
Statement of Operations...........................      48
Statement of Changes in Net Assets................      52
Financial Highlights..............................      60
Notes to Financial Statements.....................      87


EQUITY FUNDS
  Growth Fund
  Montag &Caldwell Growth Fund
  TAMRO Large Cap Value Fund
  Value Fund
  Veredus Select Growth Fund
  Mid Cap Fund
  TAMRO Small Cap Fund
  Veredus Aggressive Growth Fund

SECTOR FUNDS
  Real Estate Fund
  Veredus SciTech Fund

INDEX FUND
  Equity Plus Fund

BALANCED FUNDS
  Balanced Fund
  Montag & Caldwell Balanced Fund

INTERNATIONAL FUND
  Global Emerging Markets Fund

FIXED INCOME FUNDS
  Bond Fund
  Investment Grade Bond Fund
  High Yield Bond Fund
  Municipal Bond Fund

MONEY MARKET FUND
  Investor Money Market Fund


FEES AND EXPENSES APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

--------------------------------------------------------------------------------
  NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED.
--------------------------------------------------------------------------------

DESCRIPTIONS OF ABN AMRO FUNDS' PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE ON ABN AMRO FUNDS' WEBSITE AT ABNAMROFUNDS.COM OR THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT SEC.GOV OR BY CALLING 800/922-8151.


            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM

     ABN AMRO FUNDS
-------------------

PERFORMANCE SUMMARY - AS OF APRIL 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 AVERAGE ANNUAL
                                                                        SIX MONTH       ONE      AVERAGE ANNUAL  10 YEAR RETURN/
                                           INCEPTION DATE     CLASS     RETURN(A)   YEAR RETURN  5 YEAR RETURN   LIFE OF FUND(B)
---------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                                  12/13/93          N          2.60%       17.82%         (0.90)%        12.38%(b)
---------------------------------------------------------------------------------------------------------------------------------
                                              07/31/00          I          2.72%       18.11%           N/A          (3.91)%
---------------------------------------------------------------------------------------------------------------------------------
   With CDSC (c)                              12/31/02          C          1.24%       15.95%           N/A          13.09%
---------------------------------------------------------------------------------------------------------------------------------
   Without CDSC                               12/31/02          C          2.24%       16.95%           N/A          13.81%
---------------------------------------------------------------------------------------------------------------------------------
                                              12/31/02          R          2.47%       17.51%           N/A          14.41%
---------------------------------------------------------------------------------------------------------------------------------
 Montag & Caldwell Growth Fund                11/02/94          N          6.45%       14.10%         (3.36)%        11.53%
---------------------------------------------------------------------------------------------------------------------------------
                                              06/28/96          I          6.62%       14.48%         (3.06)%         8.12%
---------------------------------------------------------------------------------------------------------------------------------
                                              12/31/02          R          6.36%       13.84%           N/A          13.54%
---------------------------------------------------------------------------------------------------------------------------------
 TAMRO Large Cap Value Fund                   11/30/00          N          9.82%       27.23%           N/A           4.14%
---------------------------------------------------------------------------------------------------------------------------------
 Value Fund                                   01/04/93          N         10.37%       26.16%         (1.30)%         9.07%(b)
---------------------------------------------------------------------------------------------------------------------------------
 Veredus Select Growth Fund                   12/31/01          N          3.97%       28.48%           N/A          (1.30)%
---------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Fund                                 09/19/94          N         13.78%       46.74%         15.44%         15.59%
---------------------------------------------------------------------------------------------------------------------------------
 TAMRO Small Cap Fund (d)                     11/30/00          N          9.59%       47.53%           N/A          17.71%
---------------------------------------------------------------------------------------------------------------------------------
 Veredus Aggressive Growth Fund (d) (e)       06/30/98          N         (1.18)%      30.96%          9.14%         12.31%
---------------------------------------------------------------------------------------------------------------------------------
                                              10/05/01          I         (1.04)%      31.34%           N/A          (6.20)%
---------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund (f)                         12/30/97          N          3.08%       23.54%         11.31%          7.58%
---------------------------------------------------------------------------------------------------------------------------------
 Veredus SciTech Fund (d) (e)                 06/30/00          N         (3.76)%      33.66%           N/A          (8.97)%
---------------------------------------------------------------------------------------------------------------------------------
 Equity Plus Fund                             09/25/95          I          4.45%       17.11%         (3.62)%         8.92%
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                                09/21/95          N          2.16%       12.44%          1.68%          9.22%
---------------------------------------------------------------------------------------------------------------------------------
 Montag & Caldwell Balanced Fund              11/02/94          N          4.30%        8.94%          0.04%          9.82%
---------------------------------------------------------------------------------------------------------------------------------
                                              12/31/98          I          4.50%        9.27%          0.31%          1.02%
---------------------------------------------------------------------------------------------------------------------------------
 Global Emerging Markets Fund (g)             11/04/03          I           N/A          N/A            N/A           5.70%(a)
---------------------------------------------------------------------------------------------------------------------------------
 Bond Fund                                    12/13/93          N          1.56%        2.07%          5.62%          6.62%(b)
---------------------------------------------------------------------------------------------------------------------------------
                                              07/31/00          I          1.69%        2.34%           N/A           6.78%
---------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Fund                   06/30/03          N          0.68%         N/A            N/A          (0.57)%(a)
---------------------------------------------------------------------------------------------------------------------------------
                                              10/23/95          I          0.79%        0.91%          5.44%          5.66%
---------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond Fund (h)                     06/30/03          N          4.20%         N/A            N/A           8.02%(a)
---------------------------------------------------------------------------------------------------------------------------------
                                              06/30/03          I          4.33%         N/A            N/A           8.24%(a)
---------------------------------------------------------------------------------------------------------------------------------
 Municipal Bond Fund                          12/13/93          N          0.08%        0.98%          4.74%          4.91%(b)
---------------------------------------------------------------------------------------------------------------------------------
 Investor Money Market Fund                   12/14/93          N          0.27%        0.60%          3.00%          4.05%(b)
---------------------------------------------------------------------------------------------------------------------------------
                                                                           7-DAY                       30-DAY
                                                                       AVERAGE YIELD               AVERAGE YIELD
---------------------------------------------------------------------------------------------------------------------------------
 Investor Money Market Fund                                     N          0.55%                       0.55%
---------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. RETURN FIGURES REFLECT ANY EXPENSE REIMBURSEMENTS AND FEE WAIVERS. WITHOUT REIMBURSEMENTS OR WAIVERS, FUND RETURNS WOULD HAVE BEEN LOWER.

AN INVESTMENT IN THE ABN AMRO INVESTOR MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUND'S CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

(A) NOT ANNUALIZED.
(B) RETURN FIGURES SHOWN ARE AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD FROM THE FUND'S INCEPTION THROUGH APRIL 30, 2004 EXCEPT FOR GROWTH FUND-CLASS N, VALUE FUND-CLASS N, BOND FUND-CLASS N, MUNICIPAL BOND FUND-CLASS N AND INVESTOR MONEY MARKET FUND-CLASS N WHICH ARE FOR THE 10 YEARS ENDED APRIL 30, 2004.
(C) CLASS C SHARES OF GROWTH FUND ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF UP TO 1.00% WHICH MAY BE IMPOSED ON CERTAIN REDEMPTIONS. THE CDSC APPLIES TO REDEMPTION OF CLASS C SHARES WITHIN 18 MONTHS OF PURCHASE.
(D) SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.
(E) TECHNOLOGY COMPANIES PRESENT SPECIAL RISKS TO INVESTORS INCLUDING SECTOR CONCENTRATION AND SMALL COMPANY STOCK RISK. INVESTMENTS CONCENTRATED IN A SPECIAL INDUSTRY OR SECTOR MAY BE SUBJECT TO GREATER MARKET RISK AND MAY BE MORE VOLATILE.
(F) REAL ESTATE FUNDS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN DIVERSIFIED FUNDS BECAUSE OF THE CONCENTRATION IN A SPECIFIC INDUSTRY OR GEOGRAPHICAL SECTOR. RISKS ALSO INCLUDE DECLINES IN VALUE OF REAL ESTATE, GENERAL AND ECONOMIC CONDITIONS, CHANGES IN THE VALUE OF UNDERLYING PROPERTY AND DEFAULTS BY BORROWERS.
(G) INVESTING IN FOREIGN SECURITIES MAY INVOLVE ADDITIONAL RISKS, INCLUDING BUT NOT LIMITED TO, SOCIAL AND POLITICAL INSTABILITY, REDUCED MARKET LIQUIDITY AND CURRENCY VOLATILITY.
(H) THE FUND WILL INVEST IN LOWER-RATED SECURITIES COMMONLY KNOWN AS "JUNK BONDS." THEREFORE, INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A FUND THAT INVESTS IN THESE TYPES OF SECURITIES.


                                                                           | 1

     ABN AMRO FUNDS
-------------------

GROWTH FUND                                                       APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS             23%
TECHNOLOGY                      20%
RETAIL                          12%
INSURANCE                        8%
COMMERCIAL SERVICES              8%
CONSUMER CYCLICALS               7%
FINANCE                          7%
PHARMACEUTICALS                  6%
CAPITAL GOODS                    6%
CASH AND OTHER NET ASSETS        3%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 97.39%
               ADVERTISING - 2.88%
    473,537    Omnicom Group ..............................    $   37,650,927
                                                               --------------
               CAPITAL GOODS - 6.43%
  1,065,400    Dover ......................................        42,647,962
    478,148    Illinois Tool Works ........................        41,221,139
                                                               --------------
                                                                   83,869,101
                                                               --------------
               CHEMICALS - 2.31%
    824,554    Praxair ....................................        30,137,449
                                                               --------------
               COMMERCIAL SERVICES - 7.95%
    954,433    Cintas .....................................        42,911,308
  1,072,194    Ecolab .....................................        31,951,381
    639,800    H&R Block ..................................        28,861,378
                                                               --------------
                                                                  103,724,067
                                                               --------------
               CONSUMER CYCLICALS - 6.82%
  1,011,690    Harley-Davidson ............................        56,978,381
    583,332    Johnson Controls ...........................        32,001,593
                                                               --------------
                                                                   88,979,974
                                                               --------------
               ELECTRICAL - 1.32%
    575,739    General Electric ...........................        17,243,383
                                                               --------------
               FINANCE - 7.59%
    665,800    Fifth Third Bancorp ........................        35,726,828
  1,293,464    MBNA .......................................        31,534,652
  1,359,681    Schwab (Charles) ...........................        13,991,118
    463,000    SLM ........................................        17,737,530
                                                               --------------
                                                                   98,990,128
                                                               --------------
               FOOD AND BEVERAGES - 2.95%
  1,006,046    Sysco ......................................        38,481,260
                                                               --------------
               HEALTH CARE SERVICES - 4.61%
    820,942    Cardinal Health ............................        60,134,002
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               INSURANCE - 7.86%
    892,136    AFLAC ......................................    $   37,674,903
    606,586    American International Group ...............        43,461,887
    474,100    Marsh & McLennan ...........................        21,381,910
                                                               --------------
                                                                  102,518,700
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.70%
    860,100    Medtronic ..................................        43,400,646
    224,000    Zimmer Holdings* ...........................        17,886,400
                                                               --------------
                                                                   61,287,046
                                                               --------------
               PHARMACEUTICALS - 5.70%
    558,602    Merck ......................................        26,254,294
  1,344,487    Pfizer .....................................        48,078,855
                                                               --------------
                                                                   74,333,149
                                                               --------------
               RETAIL - 11.83%
    510,000    Home Depot (The) ...........................        17,946,900
    877,096    Kohl's* ....................................        36,653,842
  1,045,900    Starbucks* .................................        40,643,674
  1,375,300    TJX ........................................        33,791,121
    732,495    Walgreen ...................................        25,256,427
                                                               --------------
                                                                  154,291,964
                                                               --------------
               TECHNOLOGY - 20.40%
  2,128,106    Cisco Systems* .............................        44,413,572
  1,255,512    Dell* ......................................        43,578,822
    939,300    EMC* .......................................        10,482,588
    356,200    IBM ........................................        31,406,154
  1,248,600    Intel ......................................        32,126,478
  1,119,288    Microsoft ..................................        29,067,909
  2,898,900    Oracle* ....................................        32,525,658
  1,692,900    Texas Instruments ..........................        42,491,790
                                                               --------------
                                                                  266,092,971
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 2.47%
    515,800    QUALCOMM ...................................        32,216,868
                                                               --------------
               TRANSPORTATION - 1.57%
  1,439,300    Southwest Airlines .........................        20,553,204
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $1,103,444,824) ....................     1,270,504,193
                                                               --------------

INVESTMENT COMPANY - 2.60%
 33,976,393    BlackRock Provident Institutional
                 TempCash Portfolio .......................        33,976,393
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $33,976,393) .......................        33,976,393
                                                               --------------
TOTAL INVESTMENTS - 99.99%
  (Cost $1,137,421,217)** .................................     1,304,480,586
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.01% ..................            98,266
                                                               --------------
NET ASSETS - 100.00% ......................................    $1,304,578,852
                                                               ==============

--------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $1,137,421,217.

     Gross unrealized appreciation .........  $   213,316,100
     Gross unrealized depreciation .........      (46,256,731)
                                              ---------------
     Net unrealized appreciation ...........  $   167,059,369
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 2

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS             37%
CONSUMER STAPLES                12%
MEDICAL PRODUCTS AND SUPPLIES   10%
FOOD AND BEVERAGES               8%
PHARMACEUTICALS                  8%
TECHNOLOGY                       7%
FINANCE                          6%
CAPITAL GOODS                    5%
BIOTECHNOLOGY                    5%
CASH AND OTHER NET ASSETS        2%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 98.08%
               ADVERTISING - 2.57%
  1,095,200    Omnicom Group ..............................    $   87,079,352
                                                               --------------
               BIOTECHNOLOGY - 5.41%
  1,850,000    Amgen* .....................................       104,099,500
    644,700    Genentech* .................................        79,169,160
                                                               --------------
                                                                  183,268,660
                                                               --------------
               CAPITAL GOODS - 5.34%
    920,700    Caterpillar ................................        71,566,011
    104,000    Illinois Tool Works ........................         8,965,840
  1,160,900    3M .........................................       100,394,632
                                                               --------------
                                                                  180,926,483
                                                               --------------
               COMMERCIAL SERVICES - 3.38%
    385,000    Apollo Group, Class A* .....................        34,988,800
  2,131,500    Paychex ....................................        79,462,320
                                                               --------------
                                                                  114,451,120
                                                               --------------
               COMMUNICATIONS - 4.67%
    989,600    eBay* ......................................        78,989,872
    914,200    Gannett ....................................        79,242,856
                                                               --------------
                                                                  158,232,728
                                                               --------------
               CONSUMER CYCLICALS - 1.97%
  1,411,300    Marriott International, Class A ............        66,556,908
                                                               --------------
               CONSUMER STAPLES - 11.86%
  1,418,180    Colgate-Palmolive ..........................        82,084,258
  3,800,000    Gillette ...................................       155,496,000
  1,550,000    Procter & Gamble ...........................       163,912,500
                                                               --------------
                                                                  401,492,758
                                                               --------------
               ELECTRICAL - 2.01%
  2,266,900    General Electric ...........................        67,893,655
                                                               --------------
               ENTERTAINMENT AND LEISURE - 2.00%
  2,939,900    Disney, Walt ...............................        67,705,897
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               FINANCE - 5.79%
  1,409,000    American Express ...........................    $   68,970,550
  2,645,800    Citigroup ..................................       127,236,522
                                                               --------------
                                                                  196,207,072
                                                               --------------
               FOOD AND BEVERAGES - 8.02%
  3,000,000    Coca-Cola ..................................       151,710,000
  2,200,000    PepsiCo ....................................       119,878,000
                                                               --------------
                                                                  271,588,000
                                                               --------------
               INSURANCE - 4.13%
  1,950,000    American International Group ...............       139,717,500
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 9.70%
  1,636,500    Boston Scientific* .........................        67,407,435
  2,321,600    Johnson & Johnson ..........................       125,436,048
  2,685,400    Medtronic ..................................       135,505,284
                                                               --------------
                                                                  328,348,767
                                                               --------------
               OIL AND GAS EXTRACTION - 3.80%
  2,200,000    Schlumberger ...............................       128,766,000
                                                               --------------
               PHARMACEUTICALS - 7.78%
  1,769,000    Eli Lilly ..................................       130,569,890
  3,716,600    Pfizer .....................................       132,905,616
                                                               --------------
                                                                  263,475,506
                                                               --------------
               RETAIL - 3.97%
  1,864,600    Bed Bath & Beyond* .........................        69,213,952
  1,557,800    Kohl's* ....................................        65,100,462
                                                               --------------
                                                                  134,314,414
                                                               --------------
               TECHNOLOGY - 7.08%
  2,250,000    Cisco Systems* .............................        46,957,500
  1,799,500    Electronic Arts* ...........................        91,090,690
  2,208,200    Maxim Integrated Products ..................       101,555,118
                                                               --------------
                                                                  239,603,308
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 4.76%
  2,579,100    QUALCOMM ...................................       161,090,586
                                                               --------------
               TRANSPORTATION - 3.84%
  1,853,700    United Parcel Service, Class B .............       130,037,055
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $2,904,526,019) ....................     3,320,755,769
                                                               --------------

INVESTMENT COMPANY - 1.25%
 42,406,864    BlackRock Provident Institutional
                 TempCash Portfolio .......................        42,406,864
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $42,406,864) .......................        42,406,864
                                                               --------------
TOTAL INVESTMENTS - 99.33%
  (Cost $2,946,932,883)** .................................     3,363,162,633
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.67% ..................        22,805,183
                                                               --------------
NET ASSETS - 100.00% ......................................    $3,385,967,816
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $2,946,932,883.

     Gross unrealized appreciation .........  $   473,372,211
     Gross unrealized depreciation .........      (57,142,461)
                                              ---------------
     Net unrealized appreciation ...........  $   416,229,750
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           | 3

     ABN AMRO FUNDS
-------------------

TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS             24%
FOOD AND BEVERAGES              11%
OIL AND GAS EXTRACTION          11%
FINANCE                         11%
PHARMACEUTICALS                 10%
COMMUNICATIONS                  10%
RETAIL                           9%
TECHNOLOGY                       6%
INSURANCE                        6%
CASH AND OTHER NET ASSETS        2%

% OF TOTAL NET ASSETS


                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 98.05%
               BIOTECHNOLOGY - 2.14%
     10,520    MedImmune* .................................    $      255,005
                                                               --------------
               CAPITAL GOODS - 5.44%
      2,406    General Dynamics ...........................           225,250
      5,570    Masco ......................................           156,016
      8,220    Raytheon ...................................           265,177
                                                               --------------
                                                                      646,443
                                                               --------------
               CHEMICALS - 1.89%
      5,221    duPont (E. I.) de Nemours ..................           224,242
                                                               --------------
               COMMUNICATIONS - 9.90%
      7,955    Comcast, Class A* ..........................           239,445
     23,614    Liberty Media, Class A* ....................           258,337
     13,981    Time Warner* ...............................           235,160
      5,410    Viacom, Class B ............................           209,097
      9,592    Vodafone Group, SP ADR .....................           235,388
                                                               --------------
                                                                    1,177,427
                                                               --------------
               CONSUMER CYCLICALS - 3.48%
      3,530    Harley-Davidson ............................           198,809
      5,609    SONY, SP ADR ...............................           215,386
                                                               --------------
                                                                      414,195
                                                               --------------
               CONSUMER STAPLES - 3.06%
      2,411    Kimberly-Clark .............................           157,800
      8,704    Newell Rubbermaid ..........................           205,763
                                                               --------------
                                                                      363,563
                                                               --------------
               FINANCE - 10.70%
          2    Berkshire Hathaway, Class A* ...............           186,780
         52    Berkshire Hathaway, Class B* ...............           162,188
      4,585    Citigroup ..................................           220,493
      4,342    J.P. Morgan Chase ..........................           163,259
      6,073    MBNA .......................................           148,060

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               FINANCE (CONTINUED)
      3,807    Wachovia ...................................    $      174,170
      5,531    Washington Mutual ..........................           217,866
                                                               --------------
                                                                    1,272,816
                                                               --------------
               FOOD AND BEVERAGES - 11.33%
      4,536    Coca-Cola ..................................           229,386
      6,467    ConAgra Foods ..............................           186,832
      4,803    General Mills ..............................           234,146
      6,615    Kraft Foods, Class A .......................           217,700
     13,820    Kroger* ....................................           241,850
      4,350    PepsiCo ....................................           237,031
                                                               --------------
                                                                    1,346,945
                                                               --------------
               HEALTH CARE SERVICES - 1.70%
      4,975    HCA ........................................           202,134
                                                               --------------
               INSURANCE - 6.05%
      5,702    Cincinnati Financial .......................           233,704
      4,759    Loews ......................................           276,070
      4,760    Prudential Financial .......................           209,154
                                                               --------------
                                                                      718,928
                                                               --------------
               OIL AND GAS EXTRACTION - 11.13%
      4,470    Anadarko Petroleum .........................           239,503
      4,551    BP, SP ADR .................................           240,748
      2,947    ChevronTexaco ..............................           269,650
      4,519    Exxon Mobil ................................           192,283
      4,910    Royal Dutch Petroleum ......................           238,921
      2,437    Schlumberger ...............................           142,638
                                                               --------------
                                                                    1,323,743
                                                               --------------
               PHARMACEUTICALS - 10.27%
      4,211    AmerisourceBergen ..........................           243,775
      9,766    Bristol-Myers Squibb .......................           245,126
      3,070    Eli Lilly ..................................           226,597
      6,530    Medco Health Solutions* ....................           231,162
      5,830    Merck ......................................           274,010
                                                               --------------
                                                                    1,220,670
                                                               --------------
               RESTAURANTS - 2.31%
     10,079    McDonald's .................................           274,451
                                                               --------------
               RETAIL - 9.06%
      6,330    Costco Wholesale ...........................           237,058
      6,040    Home Depot (The) ...........................           212,547
      5,510    Kohl's* ....................................           230,263
      5,937    May Department Stores (The) ................           182,860
     12,270    Office Depot* ..............................           214,848
                                                               --------------
                                                                    1,077,576
                                                               --------------
               TECHNOLOGY - 6.04%
      4,520    CANON, SP ADR ..............................           236,441
     11,396    Hewlett-Packard ............................           224,501
      9,900    Microsoft ..................................           257,103
                                                               --------------
                                                                      718,045
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.67%
     14,150    Nokia, SP ADR ..............................           198,242
                                                               --------------
               TRANSPORTATION - 1.88%
     15,650    Southwest Airlines .........................           223,482
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $10,506,809) .......................        11,657,907
                                                               --------------


SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

| 4

     ABN AMRO FUNDS
-------------------

TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

INVESTMENT COMPANY - 4.04%
    480,107    BlackRock Provident Institutional
                 TempCash Portfolio .......................    $      480,107
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $480,107) ..........................           480,107
                                                               --------------
TOTAL INVESTMENTS - 102.09%
   (Cost $10,986,916)** ...................................        12,138,014
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (2.09)% ................          (248,688)
                                                               --------------
NET ASSETS - 100.00% ......................................    $   11,889,326
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $10,986,916.

     Gross unrealized appreciation .........  $     1,257,947
     Gross unrealized depreciation .........         (106,849)
                                              ---------------
     Net unrealized appreciation ...........  $     1,151,098
                                              ===============

  SP ADR Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           | 5

     ABN AMRO FUNDS
-------------------

VALUE FUND                                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE                         23%
OTHER COMMON STOCKS             19%
OIL AND GAS EXTRACTION          11%
COMMUNICATIONS                   9%
CONSUMER STAPLES                 8%
BASIC MATERIALS                  8%
CAPITAL GOODS                    7%
INSURANCE                        6%
PHARMACEUTICALS                  6%
CASH AND OTHER NET ASSETS        3%

% OF TOTAL NET ASSETS


                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 96.54%
               BASIC MATERIALS - 7.70%
     46,300    Air Products & Chemicals ...................    $    2,306,203
     21,300    Bowater ....................................           893,535
     50,900    Dow Chemical ...............................         2,020,221
     36,500    duPont (E. I.) de Nemours ..................         1,567,675
     67,000    International Paper ........................         2,701,440
     50,100    PPG Industries .............................         2,971,431
     18,200    Praxair ....................................           665,210
     52,000    Smurfit-Stone Container* ...................           893,880
    169,900    Syngenta, ADR ..............................         2,706,507
                                                               --------------
                                                                   16,726,102
                                                               --------------
               CAPITAL GOODS - 6.88%
    200,900    Archer-Daniels-Midland .....................         3,527,804
     12,300    Cooper Industries ..........................           675,393
     24,300    Deere ......................................         1,653,372
     44,400    Emerson Electric ...........................         2,673,768
     75,000    Lockheed Martin ............................         3,577,500
     28,600    Northrop Grumman ...........................         2,838,550
                                                               --------------
                                                                   14,946,387
                                                               --------------
               COMMUNICATIONS - 8.66%
    112,300    Comcast, Special Class A
               Non-Voting* ................................         3,255,577
     39,700    Cox Communications, Class A* ...............         1,297,793
    124,100    SBC Communications .........................         3,090,090
    152,000    Sprint .....................................         2,719,280
    125,000    Time Warner* ...............................         2,102,500
    129,500    Verizon Communications .....................         4,887,330
     59,701    Vodafone Group, SP ADR .....................         1,465,062
                                                               --------------
                                                                   18,817,632
                                                               --------------
               CONSUMER CYCLICALS - 1.76%
     20,200    Hasbro .....................................           381,578
     14,600    Sears, Roebuck .............................           584,730
     59,600    Tribune ....................................         2,853,648
                                                               --------------
                                                                    3,819,956
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               CONSUMER STAPLES - 7.83%
     35,400    Accenture, Class A* ........................    $      841,458
     95,800    Altria Group ...............................         5,305,404
     71,900    Kimberly-Clark .............................         4,705,855
     53,100    Monsanto ...................................         1,836,729
    111,600    Viacom, Class B ............................         4,313,340
                                                               --------------
                                                                   17,002,786
                                                               --------------
               FINANCE - 22.57%
     47,600    American Express ...........................         2,330,020
    137,186    Bank of America ............................        11,042,101
     62,200    Bank One ...................................         3,070,814
    181,900    Citigroup ..................................         8,747,571
     57,500    Fannie Mae .................................         3,951,400
     46,100    Goldman Sachs Group ........................         4,460,175
      6,500    Janus Capital Group ........................            98,800
      8,500    MBNA .......................................           207,230
    146,400    Mellon Financial ...........................         4,339,296
     55,710    Merrill Lynch ..............................         3,021,153
     57,500    Reed Elsevier, SP ADR ......................         2,167,750
     31,900    SouthTrust .................................           991,452
     67,400    SunTrust Banks .............................         4,586,570
                                                               --------------
                                                                   49,014,332
                                                               --------------
               FOOD AND BEVERAGES - 4.29%
     19,300    Diageo, SP ADR .............................         1,051,850
     58,100    Heinz (H.J.) ...............................         2,218,839
     94,200    Kellogg ....................................         4,041,180
      8,400    PepsiCo ....................................           457,716
     45,300    Sara Lee ...................................         1,045,524
     26,500    Tyson Foods, Class A .......................           496,610
                                                               --------------
                                                                    9,311,719
                                                               --------------
               INSURANCE - 6.38%
     19,100    AFLAC ......................................           806,593
     62,200    Allstate ...................................         2,854,980
     14,900    Chubb (The) ................................         1,028,100
     31,000    Hartford Financial Services Group ..........         1,893,480
     11,400    Marsh & McLennan ...........................           514,140
    110,180    MetLife ....................................         3,801,210
     72,900    St. Paul Travelers (The) ...................         2,964,863
                                                               --------------
                                                                   13,863,366
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.20%
      5,100    Bard, C.R ..................................           541,977
     22,300    Baxter International .......................           705,795
      7,700    Guidant ....................................           485,177
     96,600    Johnson & Johnson ..........................         5,219,298
                                                               --------------
                                                                    6,952,247
                                                               --------------
               OIL AND GAS EXTRACTION - 11.12%
     95,900    BP, SP ADR .................................         5,073,110
     14,900    ChevronTexaco ..............................         1,363,350
     63,000    ConocoPhilips ..............................         4,491,900
     14,400    Devon Energy ...............................           881,280
     13,800    EOG Resources ..............................           679,650
     90,000    Exxon Mobil ................................         3,829,500
     17,400    GlobalSantaFe ..............................           458,838
     47,600    Noble Drilling* ............................         1,768,816
     19,600    Schlumberger ...............................         1,147,188
     17,900    Total, SP ADR ..............................         1,648,948
     77,600    Unocal .....................................         2,796,704
                                                               --------------
                                                                   24,139,284
                                                               --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 6

     ABN AMRO FUNDS
-------------------

VALUE FUND                                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               PHARMACEUTICALS - 5.73%
     65,100    Abbott Laboratories ........................    $    2,865,702
     14,800    Eli Lilly ..................................         1,092,388
     23,400    Merck ......................................         1,099,800
     42,000    Novartis, ADR ..............................         1,881,600
     57,900    Pfizer .....................................         2,070,504
     23,300    Roche Holdings, SP ADR .....................         2,443,930
     25,800    Wyeth ......................................           982,206
                                                               --------------
                                                                   12,436,130
                                                               --------------
               RESTAURANTS - 0.60%
     48,200    McDonald's .................................         1,312,486
                                                               --------------
               RETAIL - 0.22%
     19,600    TJX ........................................           481,572
                                                               --------------
               TECHNOLOGY - 2.43%
     29,200    Hewlett-Packard ............................           575,240
     29,700    IBM ........................................         2,618,649
     61,700    Microsoft ..................................         1,602,349
     16,500    Novellus Systems* ..........................           477,840
                                                               --------------
                                                                    5,274,078
                                                               --------------
               TRANSPORTATION - 1.86%
     38,800    Burlington Northern Santa Fe ...............         1,268,760
     47,000    Union Pacific ..............................         2,769,710
                                                               --------------
                                                                    4,038,470
                                                               --------------
               UTILITIES - 5.31%
     38,200    Cinergy ....................................         1,449,308
     18,800    Dominion Resources .........................         1,199,628
     51,300    Energy East ................................         1,208,115
     23,800    Entergy ....................................         1,299,480
      8,200    Exelon .....................................           548,908
     14,360    FirstEnergy ................................           561,476
     21,100    KeySpan ....................................           762,765
     25,400    National Fuel Gas ..........................           622,046
     15,500    NSTAR ......................................           750,200
     22,200    PPL ........................................           951,270
     63,700    TXU ........................................         2,174,718
                                                               --------------
                                                                   11,527,914
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $182,963,292) ......................       209,664,461
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

INVESTMENT COMPANY - 3.57%
  7,744,367    BlackRock Provident Institutional
                 TempCash Portfolio .......................    $    7,744,367
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $7,744,367) ........................         7,744,367
                                                               --------------
TOTAL INVESTMENTS - 100.11%
  (Cost $190,707,659)** ...................................       217,408,828
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.11)% ................          (229,709)
                                                               --------------
NET ASSETS - 100.00% ......................................    $  217,179,119
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $190,707,659.

     Gross unrealized appreciation .........  $   27,920,866
     Gross unrealized depreciation .........      (1,219,697)
                                              --------------
     Net unrealized appreciation ...........  $   26,701,169
                                              ==============
     ADR American Depositary Receipt
  SP ADR Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 7

     ABN AMRO FUNDS
-------------------

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS             18%
CAPITAL GOODS                   18%
OIL AND GAS EXTRACTION          13%
BUILDING                        11%
BASIC MATERIALS                  8%
TECHNOLOGY                       8%
RETAIL                           8%
FINANCE                          6%
CASH AND OTHER NET ASSETS        6%
TRANSPORTATION                   4%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 94.28%
               AUTOMOBILE - 3.08%
      1,300    PACCAR .....................................    $       73,398
                                                               --------------
               BASIC MATERIALS - 8.60%
      2,800    International Steel Group* .................            81,340
        700    Phelps Dodge* ..............................            46,081
      2,700    United States Steel ........................            77,301
                                                               --------------
                                                                      204,722
                                                               --------------
               BIOTECHNOLOGY - 2.93%
      1,600    Genzyme* ...................................            69,696
                                                               --------------
               BUILDING - 11.19%
         25    Cavco Industries* ..........................               997
      2,550    D.R. Horton ................................            73,440
      2,100    Lennar .....................................            98,385
      1,900    Pulte Homes ................................            93,423
                                                               --------------
                                                                      266,245
                                                               --------------
               CAPITAL GOODS - 18.09%
      1,300    Black & Decker .............................            75,205
      2,400    Celestica* .................................            42,192
      1,000    Danaher ....................................            92,520
      1,100    Deere ......................................            74,844
        600    Illinois Tool Works ........................            51,726
      1,700    Parker Hannifin ............................            93,993
                                                               --------------
                                                                      430,480
                                                               --------------
               CHEMICALS - 2.86%
      1,200    Sigma-Aldrich ..............................            67,968
                                                               --------------
               CONSUMER CYCLICALS - 3.03%
      1,100    Whirlpool ..................................            72,061
                                                               --------------
               ENTERTAINMENT AND LEISURE - 3.77%
      3,900    Disney, Walt ...............................            89,817
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               FINANCE - 5.67%
      6,700    E*TRADE Group* .............................    $       76,112
        800    Lehman Brothers Holdings ...................            58,720
                                                               --------------
                                                                      134,832
                                                               --------------
               OIL AND GAS EXTRACTION - 12.90%
      1,700    Chesapeake Energy ..........................            23,375
      2,900    ENSCO International ........................            79,373
      1,400    Murphy Oil .................................            95,900
      1,700    Nabors Industries* .........................            75,412
        600    Smith International* .......................            32,850
                                                               --------------
                                                                      306,910
                                                               --------------
               RESTAURANTS - 1.85%
      1,000    Outback Steakhouse .........................            43,930
                                                               --------------
               RETAIL - 7.63%
      2,700    Home Depot (The) ...........................            95,013
      4,200    Limited Brands .............................            86,688
                                                               --------------
                                                                      181,701
                                                               --------------
               TECHNOLOGY - 8.48%
      2,700    Adobe Systems ..............................           111,618
      1,500    BMC Software* ..............................            25,950
      2,500    Intel ......................................            64,325
                                                               --------------
                                                                      201,893
                                                               --------------
               TRANSPORTATION - 4.20%
      7,000    Southwest Airlines .........................            99,960
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $2,285,389) ........................         2,243,613
                                                               --------------

               INVESTMENT COMPANIES - 5.32%
    119,721    BlackRock Provident Institutional
                 TempCash Portfolio .......................           119,721
      6,739    BlackRock Provident Institutional
                 TempFund Portfolio .......................             6,739
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $126,460) ..........................           126,460
                                                               --------------
TOTAL INVESTMENTS - 99.60%
  (Cost $2,411,849)** .....................................         2,370,073
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.40% ..................             9,580
                                                               --------------
NET ASSETS - 100.00% ......................................    $    2,379,653
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $2,411,849.

     Gross unrealized appreciation ........   $       77,432
     Gross unrealized depreciation ........         (119,208)
                                              --------------
     Net unrealized depreciation ..........   $      (41,776)
                                              ==============

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

| 8

     ABN AMRO FUNDS
-------------------

MID CAP FUND                                                      APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS             31%
PRINTING AND PUBLISHING         15%
TECHNOLOGY                      12%
CASH AND OTHER NET ASSETS        9%
TELECOMM. EQUIPMENT              6%
CAPITAL GOODS                    6%
OIL AND GAS EXTRACTION           6%
MEDICAL PRODUCTS AND SUPPLIES    5%
PHARMACEUTICALS                  5%
AUTOMOTIVE                       5%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 90.89%
               AGRICULTURE - 3.22%
    206,400    Bunge ......................................    $    7,647,120
     70,500    Monsanto ...................................         2,438,595
                                                               --------------
                                                                   10,085,715
                                                               --------------
               AUTOMOTIVE - 5.27%
     75,000    BorgWarner .................................         6,145,500
    130,800    Magna International, Class A ...............        10,320,120
                                                               --------------
                                                                   16,465,620
                                                               --------------
               CAPITAL GOODS - 5.93%
    217,600    Chicago Bridge & Iron ......................         6,256,000
    165,500    York International .........................         6,487,600
     79,000    Zebra Technologies* ........................         5,789,910
                                                               --------------
                                                                   18,533,510
                                                               --------------
               CHEMICALS - 2.26%
    164,500    FMC* .......................................         7,055,405
                                                               --------------
               COMMERCIAL SERVICES - 1.83%
    109,500    Dun & Bradstreet* ..........................         5,721,375
                                                               --------------
               COMMUNICATIONS - 3.22%
    388,000    Interpublic Group* .........................         6,087,720
    100,000    Reuters Group, SP ADR ......................         3,979,000
                                                               --------------
                                                                   10,066,720
                                                               --------------
               CONSUMER CYCLICALS - 3.77%
    694,500    Mattel .....................................        11,778,720
                                                               --------------
               ELECTRONICS - 4.52%
    380,700    American Power Conversion ..................         7,103,862
     46,500    Paxar* .....................................           766,320
    521,300    Symbol Technologies ........................         6,255,600
                                                               --------------
                                                                   14,125,782
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               ENTERTAINMENT AND LEISURE - 4.27%
    311,400    Hearst-Argyle Television ...................    $    8,174,250
    246,900    Metro-Goldwyn-Mayer* .......................         5,189,837
                                                               --------------
                                                                   13,364,087
                                                               --------------
               INSURANCE - 3.55%
    270,950    Cincinnati Financial .......................        11,106,240
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.80%
    276,100    Edwards Lifesciences* ......................         9,514,406
     46,100    McKesson ...................................         1,514,846
    206,900    PerkinElmer ................................         3,982,825
                                                               --------------
                                                                   15,012,077
                                                               --------------
               OIL AND GAS EXTRACTION - 6.10%
    411,273    FMC Technologies* ..........................        11,207,189
    384,700    Veritas DGC* ...............................         7,859,421
                                                               --------------
                                                                   19,066,610
                                                               --------------
               PHARMACEUTICALS - 4.91%
    303,500    Alpharma, Class A ..........................         6,595,055
    147,300    King Pharmaceuticals* ......................         2,540,925
    224,000    Shire Pharmaceuticals Group,
               ADR* .......................................         6,216,000
                                                               --------------
                                                                   15,351,980
                                                               --------------
               PRINTING AND PUBLISHING - 14.70%
    285,100    Belo, Class A ..............................         8,113,946
    872,200    Pearson, SP ADR ............................        10,370,458
  1,199,200    Reader's Digest Association,
               Class A ....................................        17,184,536
    363,700    Scholastic* ................................        10,314,532
                                                               --------------
                                                                   45,983,472
                                                               --------------
               TECHNOLOGY - 12.30%
    145,700    Apple Computer* ............................         3,748,861
    111,000    Diebold ....................................         5,115,990
    436,000    Mentor Graphics* ...........................         7,233,240
    305,707    Progress Software* .........................         6,266,993
  1,236,300    Unisys* ....................................        16,108,989
                                                               --------------
                                                                   38,474,073
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 5.92%
    700,580    Andrew* ....................................        11,874,831
    147,100    Harris .....................................         6,626,855
                                                               --------------
                                                                   18,501,686
                                                               --------------
               TRANSPORTATION - 4.32%
    266,900    CNF ........................................         9,757,864
    113,300    USF ........................................         3,767,225
                                                               --------------
                                                                   13,525,089
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $240,559,501) ......................       284,218,161
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           | 9

     ABN AMRO FUNDS
-------------------

MID CAP FUND                                                      APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

INVESTMENT COMPANIES - 10.31%
 16,110,411    BlackRock Provident Institutional
                 TempCash Portfolio .......................    $   16,110,411
 16,110,411    BlackRock Provident Institutional
                 TempFund Portfolio .......................        16,110,411
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $32,220,822) .......................        32,220,822
                                                               --------------
TOTAL INVESTMENTS - 101.20%
   (Cost $272,780,323)** ..................................       316,438,983
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (1.20)% ................        (3,742,868)
                                                               --------------
NET ASSETS - 100.00% ......................................    $  312,696,115
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $272,780,323.

     Gross unrealized appreciation .........  $   46,181,254
     Gross unrealized depreciation .........      (2,522,594)
                                              --------------
     Net unrealized appreciation ...........  $   43,658,660
                                              ==============
     ADR American Depositary Receipt
  SP ADR Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

| 10

     ABN AMRO FUNDS
-------------------

TAMRO SMALL CAP FUND                                              APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS             28%
CAPITAL GOODS                   12%
CASH AND OTHER NET ASSETS        9%
COMMUNICATIONS                   9%
RETAIL                           8%
COMMERCIAL SERVICES              8%
RESTAURANTS                      7%
FOOD AND BEVERAGES               7%
TECHNOLOGY                       6%
FINANCE                          6%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 90.98%
               BIOTECHNOLOGY - 3.78%
     95,520    Applera - Celera Genomics Group* ...........    $    1,126,181
    100,290    Human Genome Sciences* .....................         1,223,538
    151,770    Incyte* ....................................         1,205,054
                                                               --------------
                                                                    3,554,773
                                                               --------------
               CAPITAL GOODS - 12.39%
     43,430    Analogic ...................................         2,056,410
    276,885    General Cable* .............................         2,132,015
     67,380    Manitowoc (The) ............................         2,049,026
     30,160    Martin Marietta Materials ..................         1,304,420
     73,290    NCI Building Systems* ......................         2,145,198
     43,270    Teleflex ...................................         1,975,276
                                                               --------------
                                                                   11,662,345
                                                               --------------
               CHEMICALS - 1.90%
     87,310    Sensient Technologies ......................         1,786,363
                                                               --------------
               COMMERCIAL SERVICES - 7.57%
     97,400    Central Parking ............................         1,859,366
    305,170    Hooper Holmes ..............................         1,681,487
    110,740    MedQuist* ..................................         1,507,171
     79,230    Watson Wyatt & Co. Holdings* ...............         2,078,203
                                                               --------------
                                                                    7,126,227
                                                               --------------
               COMMUNICATIONS - 8.78%
    268,970    DoubleClick* ...............................         2,170,588
     62,250    Emmis Communications, Class A* .............         1,456,650
    127,320    Internet Security Systems* .................         1,692,083
    307,165    3Com* ......................................         1,892,136
    140,720    TIBCO Software* ............................         1,055,400
                                                               --------------
                                                                    8,266,857
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               CONSUMER CYCLICALS - 3.52%
    108,400    Natuzzi, SP ADR ............................    $    1,177,224
    137,730    Vail Resorts* ..............................         2,141,701
                                                               --------------
                                                                    3,318,925
                                                               --------------
               CONSUMER STAPLES - 1.63%
     67,210    Andrx* .....................................         1,537,765
                                                               --------------
               FINANCE - 6.10%
    197,700    FelCor Lodging Trust, REIT* ................         1,977,000
    328,845    Innkeepers USA Trust, REIT .................         2,515,664
     46,630    Post Properties, REIT ......................         1,253,881
                                                               --------------
                                                                    5,746,545
                                                               --------------
               FOOD AND BEVERAGES - 6.92%
     60,730    American Italian Pasta, Class A ............         1,880,201
    129,320    Hain Celestial Group* ......................         2,560,536
     59,050    Performance Food Group* ....................         2,074,426
                                                               --------------
                                                                    6,515,163
                                                               --------------
               HEALTH CARE SERVICES - 3.26%
     49,530    Accredo Health* ............................         1,914,334
     44,710    Community Health Systems* ..................         1,153,071
                                                               --------------
                                                                    3,067,405
                                                               --------------
               INSURANCE - 2.77%
      5,444    Alleghany* .................................         1,428,832
     53,550    FPIC Insurance Group* ......................         1,183,455
                                                               --------------
                                                                    2,612,287
                                                               --------------
               OIL AND GAS EXTRACTION - 3.52%
     67,690    National-Oilwell* ..........................         1,889,905
     72,480    Plains Exploration & Production* ...........         1,427,856
                                                               --------------
                                                                    3,317,761
                                                               --------------
               PHARMACEUTICALS - 4.22%
     95,980    Perrigo ....................................         2,070,289
     64,350    Pharmaceutical Product
               Development* ...............................         1,902,829
                                                               --------------
                                                                    3,973,118
                                                               --------------
               RESTAURANTS - 7.28%
    104,830    California Pizza Kitchen* ..................         2,202,478
    143,450    O' Charley's* ..............................         2,709,771
    106,860    Ryan's Family Steak Houses* ................         1,938,440
                                                               --------------
                                                                    6,850,689
                                                               --------------
               RETAIL - 8.32%
    118,540    CSK Auto* ..................................         2,188,248
     93,960    Genesco* ...................................         2,090,610
    112,160    Longs Drug Stores ..........................         2,198,336
    245,270    Wet Seal (The), Class A* ...................         1,351,438
                                                               --------------
                                                                    7,828,632
                                                               --------------
               TECHNOLOGY - 5.79%
    140,670    CIBER* .....................................         1,230,863
     75,380    Digimarc* ..................................           850,286
    146,630    Eclipsys* ..................................         2,068,949
    498,730    Safeguard Scientifics* .....................         1,296,698
                                                               --------------
                                                                    5,446,796
                                                               --------------

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.


                                                                           | 11

     ABN AMRO FUNDS
-------------------

TAMRO SMALL CAP FUND                                              APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               TRANSPORTATION - 3.23%
    156,660    Continental Airlines,  Class B* ............    $    1,669,996
     75,290    SkyWest ....................................         1,370,278
                                                               --------------
                                                                    3,040,274
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $81,869,503) .......................        85,651,925
                                                               --------------

INVESTMENT COMPANIES - 5.38%
    4,653,642  BlackRock Provident Institutional
                 TempCash Portfolio .......................         4,653,642
      407,432  BlackRock Provident Institutional
                 TempFund Portfolio .......................           407,432
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $5,061,074) ........................         5,061,074
                                                               --------------
TOTAL INVESTMENTS - 96.36%
   (Cost $86,930,577)** ...................................        90,712,999
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 3.64% ..................         3,430,748
                                                               --------------
NET ASSETS - 100.00% ......................................    $   94,143,747
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $86,930,577.

     Gross unrealized appreciation .........  $    8,591,147
     Gross unrealized depreciation .........      (4,808,725)
                                              --------------
     Net unrealized appreciation ...........  $    3,782,422
                                              ==============

    REIT Real Estate Investment Trust
  SP ADR Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.


| 12

     ABN AMRO FUNDS
-------------------

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS             22%
BUILDING                        16%
COMMUNICATIONS                  10%
TECHNOLOGY                      10%
OIL AND GAS EXTRACTION          10%
FINANCE                         10%
CAPITAL GOODS                    8%
MEDICAL PRODUCTS AND SUPPLIES    7%
BASIC MATERIALS                  6%
CASH AND OTHER NET ASSETS        1%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 98.96%
               BASIC MATERIALS - 6.13%
    284,150    Airgas .....................................    $    6,293,922
  1,161,600    AK Steel Holding* ..........................         5,459,520
    168,800    Century Aluminum* ..........................         3,342,240
    116,650    Cleveland-Cliffs* ..........................         5,526,877
    257,800    OM Group* ..................................         6,561,010
    328,250    RTI International Metals* ..................         4,808,863
    145,700    Schnitzer Steel Industries .................         3,827,539
                                                               --------------
                                                                   35,819,971
                                                               --------------
               BIOTECHNOLOGY - 3.82%
    211,000    BioLase Technology* ........................         2,717,680
    309,200    Martek Biosciences* ........................        19,631,108
                                                               --------------
                                                                   22,348,788
                                                               --------------
               BUILDING - 16.35%
    127,200    Beazer Homes USA ...........................        12,522,840
    333,200    D.R. Horton ................................         9,596,160
    312,500    Hovanian Enterprises, Class A* .............        11,240,625
    227,988    M.D.C. Holdings ............................        14,087,379
     96,900    Pulte Homes ................................         4,764,573
    263,050    Standard-Pacific ...........................        13,268,242
    508,900    Toll Brothers* .............................        20,137,173
    408,750    WCI Communities* ...........................         9,936,712
                                                               --------------
                                                                   95,553,704
                                                               --------------
               CAPITAL GOODS - 7.69%
    279,500    Commercial Metals ..........................         7,322,900
    258,400    Electro Scientific Industries* .............         5,281,696
  1,057,600    GrafTech International* ....................         9,380,912
    382,300    Intevac* ...................................         3,842,115
    315,800    Joy Global .................................         8,289,750
    118,650    Nordson ....................................         4,100,544
    290,700    Rofin-Sinar Technologies* ..................         6,735,519
                                                               --------------
                                                                   44,953,436
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               COMMERCIAL SERVICES - 0.84%
    280,800    Navigant Consulting* .......................    $    4,922,424
                                                               --------------
               COMMUNICATIONS - 9.59%
    605,800    Akamai Technologies* .......................         7,160,556
    545,500    iVillage* ..................................         3,491,200
    554,400    Polycom* ...................................        10,577,952
    535,300    RSA Security* ..............................         8,575,506
    487,800    SafeNet* ...................................        10,487,700
     58,000    Salem Communications* ......................         1,728,980
    304,600    SupportSoft* ...............................         3,012,494
    491,800    WebEx Communications* ......................        11,035,992
                                                               --------------
                                                                   56,070,380
                                                               --------------
               ENTERTAINMENT AND LEISURE - 2.49%
    104,800    Choice Hotels International ................         4,705,520
    517,200    Marvel Enterprises* ........................         9,821,628
                                                               --------------
                                                                   14,527,148
                                                               --------------
               FINANCE - 10.49%
    400,850    Accredited Home Lenders Holding* ...........        11,620,641
    164,800    Chicago Mercantile Exchange ................        19,331,040
  1,205,100    Knight Trading Group* ......................        14,003,262
    373,100    Portfolio Recovery Associates* .............         9,965,501
    255,100    Raymond James Financial ....................         6,408,112
                                                               --------------
                                                                   61,328,556
                                                               --------------
               HEALTH CARE SERVICES - 3.15%
    374,750    Centene* ...................................        12,554,125
    232,700    VistaCare, Class A* ........................         5,861,713
                                                               --------------
                                                                   18,415,838
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 7.32%
    283,500    ArthroCare* ................................         6,665,085
  1,084,400    Cytyc* .....................................        23,206,160
    376,450    Wright Medical Group* ......................        12,927,293
                                                               --------------
                                                                   42,798,538
                                                               --------------
               OIL AND GAS EXTRACTION - 9.81%
    461,500    Chesapeake Energy ..........................         6,345,625
    449,000    Comstock Resources* ........................         9,137,150
    656,600    Key Energy Services* .......................         6,999,356
    408,100    Patterson-UTI Energy .......................        14,769,139
    341,500    Pioneer Natural Resources ..................        11,170,465
    864,900    Williams ...................................         8,908,470
                                                               --------------
                                                                   57,330,205
                                                               --------------
               PHARMACEUTICALS - 0.91%
     81,100    Eon Labs* ..................................         5,332,325
                                                               --------------
               RESTAURANTS - 1.91%
    228,800    P.F. Chang's China Bistro* .................        11,179,168
                                                               --------------
               RETAIL - 3.26%
    271,950    Aeropostale* ...............................         5,980,181
    106,150    Big 5 Sporting Goods* ......................         2,634,643
    102,500    Genesco* ...................................         2,280,625
     38,100    Hibbett Sporting Goods* ....................           925,068
    164,750    Jos. A. Bank Clothiers* ....................         5,183,035
    132,500    Tempur-Pedic International* ................         2,068,325
                                                               --------------
                                                                   19,071,877
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           | 13

     ABN AMRO FUNDS
-------------------

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               TECHNOLOGY - 9.60%
     88,300    Cohu .......................................    $    1,545,250
    704,700    Credence Systems* ..........................         7,850,358
    366,557    DSP Group* .................................         9,083,282
    262,400    Electronics for Imaging* ...................         6,659,712
    539,950    Keane* .....................................         7,667,290
    626,250    Packeteer* .................................         7,546,313
    316,400    RadiSys* ...................................         5,907,188
    619,000    Silicon Image* .............................         6,307,610
    639,400    TriQuint Semiconductor* ....................         3,510,306
                                                               --------------
                                                                   56,077,309
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 4.16%
    665,700    Sierra Wireless* ...........................        14,878,395
    566,300    Tekelec* ...................................         9,440,221
                                                               --------------
                                                                   24,318,616
                                                               --------------
               TRANSPORTATION - 1.44%
    349,400    Overnite ...................................         8,385,600
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $545,805,861) ......................       578,433,883
                                                               --------------

               INVESTMENT COMPANY - 1.02%
  5,966,055    BlackRock Provident Institutional
                 TempCash Portfolio .......................         5,966,055
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $5,966,055) ........................         5,966,055
                                                               --------------
TOTAL INVESTMENTS - 99.98%
  (Cost $551,771,916)** ...................................       584,399,938
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.02% ..................           108,219
                                                               --------------
NET ASSETS - 100.00% ......................................    $  584,508,157
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $551,771,916.

     Gross unrealized appreciation ........   $   69,776,825
     Gross unrealized depreciation ........      (37,148,803)
                                              --------------
     Net unrealized appreciation ..........   $   32,628,022
                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 14

     ABN AMRO FUNDS
-------------------

REAL ESTATE FUND                                                  APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RETAIL                          30%
RESIDENTIAL                     19%
OFFICE PROPERTIES               17%
INDUSTRIAL                      13%
DIVERSIFIED                      9%
STORAGE                          4%
HOTELS                           3%
HEALTH CARE                      2%
CASH AND OTHER NET ASSETS        2%
FOREIGN COMMON STOCK             1%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 96.78%
               DIVERSIFIED - 8.68%
     34,876    Catellus Development .......................    $      751,578
     26,000    Keystone Property Trust ....................           528,840
     30,000    Liberty Property Trust .....................         1,096,500
     44,600    Vornado Realty Trust .......................         2,250,070
                                                               --------------
                                                                    4,626,988
                                                               --------------
               HEALTH CARE - 2.62%
     58,400    Health Care Property Investors .............         1,395,760
                                                               --------------
               HOTELS - 2.95%
     38,000    Orient Express Hotels ......................           614,080
     24,100    Starwood Hotels & Resorts
               Worldwide ..................................           958,939
                                                               --------------
                                                                    1,573,019
                                                               --------------
               INDUSTRIAL - 12.72%
     39,485    AMB Property ...............................         1,196,395
     22,500    CenterPoint Properties .....................         1,622,250
     63,480    Duke Realty ................................         1,851,077
     71,900    ProLogis Trust .............................         2,115,298
                                                               --------------
                                                                    6,785,020
                                                               --------------
               OFFICE PROPERTIES - 16.60%
     28,875    Alexandria Real Estate Equities ............         1,640,678
     28,585    Boston Properties ..........................         1,343,495
     41,400    Brookfield Properties ......................         1,150,920
     55,700    Corporate Office Properties Trust ..........         1,133,495
    106,484    Equity Office Properties Trust .............         2,680,202
     22,100    SL Green Realty ............................           901,680
                                                               --------------
                                                                    8,850,470
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               RESIDENTIAL - 19.40%
     94,100    Archstone-Smith Trust ......................    $    2,581,163
     43,924    AvalonBay Communities ......................         2,179,948
    163,500    Boardwalk Equities .........................         1,872,478
     40,100    Equity Residential Properties
               Trust ......................................         1,101,146
     21,300    Essex Property Trust .......................         1,298,235
     41,200    Gables Residential Trust ...................         1,310,160
                                                               --------------
                                                                   10,343,130
                                                               --------------
               RETAIL - 30.18%
     30,600    CBL & Associates Properties ................         1,537,650
     21,800    Cedar Shopping Centers .....................           253,970
     19,100    Chelsea Property Group .....................           974,100
     60,200    Developers Diversified Realty ..............         1,971,550
    103,500    General Growth Properties ..................         2,805,885
     51,350    Kimco Realty ...............................         2,194,699
     23,525    Mills ......................................           955,115
     26,200    Pan Pacific Retail Properties ..............         1,150,966
     37,100    Regency Centers ............................         1,406,461
     59,000    Simon Property Group .......................         2,844,390
                                                               --------------
                                                                   16,094,786
                                                               --------------
               STORAGE - 3.63%
     46,300    Public Storage .............................         1,934,877
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $44,475,858) .......................        51,604,050
                                                               --------------

FOREIGN COMMON STOCK - 1.52%
               CANADA - 1.52%
     75,600    RioCan Real Estate Investment
               Trust ......................................           808,086
                                                               --------------
               TOTAL FOREIGN COMMON STOCK
                 (Cost $729,566) ..........................           808,086
                                                               --------------

               INVESTMENT COMPANY - 1.43%
    760,287    BlackRock Provident Institutional
                 TempCash Portfolio .......................           760,287
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $760,287) ..........................           760,287
                                                               --------------
TOTAL INVESTMENTS - 99.73%
   (Cost $45,965,711)* ....................................        53,172,423
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.27% ..................           145,907
                                                               --------------
NET ASSETS - 100.00% ......................................    $   53,318,330
                                                               ==============

-----------------------
  *  Aggregate cost for Federal income tax purposes is $45,965,711.

     Gross unrealized appreciation .........  $    8,076,003
     Gross unrealized depreciation .........        (869,291)
                                              --------------
     Net unrealized appreciation ...........  $    7,206,712
                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 15

     ABN AMRO FUNDS
-------------------

VEREDUS SCITECH FUND                                              APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BIOTECHNOLOGY                   14%
SEMICONDUCTORS                  13%
MEDICAL PRODUCTS AND SUPPLIES   11%
TELECOMM. EQUIPMENT             11%
OTHER COMMON STOCKS             10%
INDUSTRIAL                      10%
COMMUNICATIONS                   9%
COMPUTER SOFTWARE                8%
CASH AND OTHER NET ASSETS        8%
ELECTRONICS                      6%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 91.80%
               BIOTECHNOLOGY - 14.28%
      5,100    Biogen Idec* ...............................    $      300,900
     40,000    CuraGen* ...................................           232,000
      5,500    Genzyme* ...................................           239,580
      5,400    Martek Biosciences* ........................           342,846
                                                               --------------
                                                                    1,115,326
                                                               --------------
               CHEMICALS - 2.32%
      3,200    Sigma-Aldrich ..............................           181,248
                                                               --------------
               COMMUNICATIONS - 9.41%
     16,100    Akamai Technologies* .......................           190,302
      7,900    iVillage* ..................................            50,560
     14,400    RSA Security* ..............................           230,688
      3,300    SupportSoft* ...............................            32,637
     10,300    WebEx Communications* ......................           231,132
                                                               --------------
                                                                      735,319
                                                               --------------
               COMPUTER SOFTWARE - 8.14%
      9,900    Adobe Systems ..............................           409,266
      4,700    BMC Software* ..............................            81,310
     12,100    Packeteer* .................................           145,805
                                                               --------------
                                                                      636,381
                                                               --------------
               COMPUTERS - 2.92%
      2,800    Electronics for Imaging* ...................            71,064
      8,400    RadiSys* ...................................           156,828
                                                               --------------
                                                                      227,892
                                                               --------------
               ELECTRONICS - 5.91%
      7,800    Celestica* .................................           137,124
      7,400    Electro Scientific Industries* .............           151,256
      7,500    Rofin-Sinar Technologies* ..................           173,775
                                                               --------------
                                                                      462,155
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               INDUSTRIAL - 10.03%
     22,000    Cherokee International* ....................    $      327,800
     20,000    Core Molding Technologies* .................            66,400
     25,200    GrafTech International* ....................           223,524
     16,500    Intevac* ...................................           165,825
                                                               --------------
                                                                      783,549
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 10.94%
      7,400    ArthroCare* ................................           173,974
      4,300    BioLase Technology* ........................            55,384
     14,300    Cytyc* .....................................           306,020
      9,300    Wright Medical Group* ......................           319,362
                                                               --------------
                                                                      854,740
                                                               --------------
               PHARMACEUTICALS - 4.52%
     18,300    Alkermes* ..................................           280,539
      1,100    Eon Labs* ..................................            72,325
                                                               --------------
                                                                      352,864
                                                               --------------
               SEMICONDUCTORS - 12.88%
        600    Cohu .......................................            10,500
     20,000    Credence Systems* ..........................           222,800
      7,000    DSP Group* .................................           173,460
      8,700    Intel ......................................           223,851
     20,000    Nanometrics* ...............................           236,600
      5,700    Silicon Image* .............................            58,083
     14,700    TriQuint Semiconductor* ....................            80,703
                                                               --------------
                                                                    1,005,997
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 10.45%
      6,200    Polycom* ...................................           118,296
     10,100    SafeNet* ...................................           217,150
     10,500    Sierra Wireless* ...........................           234,675
     14,800    Tekelec* ...................................           246,716
                                                               --------------
                                                                      816,837
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $7,575,196) ........................         7,172,308
                                                               --------------

               INVESTMENT COMPANIES - 9.34%
    399,651    BlackRock Provident Institutional
                 TempCash Portfolio .......................           399,651
    329,954    BlackRock Provident Institutional
                 TempFund Portfolio .......................           329,954
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $729,605) ..........................           729,605
                                                               --------------
TOTAL INVESTMENTS - 101.14%
   (Cost $8,304,801)** ....................................         7,901,913
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (1.14)% ................           (89,434)
                                                               --------------
NET ASSETS - 100.00% ......................................    $    7,812,479
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $8,304,801

     Gross unrealized appreciation .........  $      434,421
     Gross unrealized depreciation .........        (837,309)
                                              --------------
     Net unrealized depreciation ...........  $     (402,888)
                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 16

     ABN AMRO FUNDS
-------------------

EQUITY PLUS FUND                                                  APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS             29%
TECHNOLOGY                      17%
FINANCE                         15%
PHARMACEUTICALS                  8%
CONSUMER STAPLES                 6%
RETAIL                           6%
FOOD AND BEVERAGES               5%
OIL AND GAS EXTRACTION           5%
ELECTRICAL                       5%
CASH AND OTHER NET ASSETS        4%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 96.49%
               AUTOMOBILE - 0.93%
     18,200    Ford Motor .................................    $      279,552
      5,500    General Motors .............................           260,810
                                                               --------------
                                                                      540,362
                                                               --------------
               BASIC MATERIALS - 1.04%
      8,400    Alcoa ......................................           258,300
        900    Allegheny Technologies .....................             9,198
        500    Boise Cascade ..............................            16,865
      4,800    International Paper ........................           193,536
      2,200    Weyerhaeuser ...............................           130,240
                                                               --------------
                                                                      608,139
                                                               --------------
               BIOTECHNOLOGY - 1.21%
     12,600    Amgen* .....................................           709,002
                                                               --------------
               CAPITAL GOODS - 5.10%
        800    Black & Decker .............................            46,280
      8,400    Boeing .....................................           358,596
      2,800    Eastman Kodak ..............................            72,212
      1,900    General Dynamics ...........................           177,878
      8,600    Honeywell International ....................           297,388
      4,200    Raytheon ...................................           135,492
      1,900    Rockwell Automation ........................            62,111
      9,600    3M .........................................           830,208
     19,900    Tyco International .........................           546,255
      5,200    United Technologies ........................           448,552
                                                               --------------
                                                                    2,974,972
                                                               --------------
               CHEMICALS - 1.36%
      9,100    Dow Chemical ...............................           361,179
     10,000    duPont (E. I.) de Nemours ..................           429,500
                                                               --------------
                                                                      790,679
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               COMMUNICATIONS - 3.82%
      7,700    AT&T .......................................    $      132,055
     10,300    Nextel Communications , Class A* ...........           245,758
     33,000    SBC Communications .........................           821,700
     27,300    Verizon Communications .....................         1,030,302
                                                               --------------
                                                                    2,229,815
                                                               --------------
               CONSUMER STAPLES - 5.86%
     20,100    Altria Group ...............................         1,113,138
      2,500    Avon Products ..............................           210,000
      5,400    Colgate-Palmolive ..........................           312,552
     10,200    Gillette ...................................           417,384
     12,900    Procter & Gamble ...........................         1,364,175
                                                               --------------
                                                                    3,417,249
                                                               --------------
               ELECTRICAL - 5.10%
     99,400    General Electric ...........................         2,977,030
                                                               --------------
               ENERGY - 0.60%
      3,400    Baker Hughes ...............................           124,712
      6,000    El Paso ....................................            42,060
      4,300    Halliburton ................................           128,140
      5,100    Williams ...................................            52,530
                                                               --------------
                                                                      347,442
                                                               --------------
               ENTERTAINMENT AND LEISURE - 0.90%
     20,300    Disney, Walt ...............................           467,509
      1,100    Harrah's Entertainment .....................            58,498
                                                               --------------
                                                                      526,007
                                                               --------------
               FINANCE - 15.09%
     12,900    American Express ...........................           631,455
     14,900    Bank of America ............................         1,199,301
     11,300    Bank One ...................................           557,881
     51,200    Citigroup ..................................         2,462,208
      4,600    Goldman Sachs Group ........................           445,050
     20,300    J.P. Morgan Chase ..........................           763,280
      2,600    Lehman Brothers Holdings ...................           190,840
     10,300    Merrill Lynch ..............................           558,569
     10,900    Morgan Stanley .............................           560,151
     19,000    U.S. Bancorp ...............................           487,160
     16,700    Wells Fargo ................................           942,882
                                                               --------------
                                                                    8,798,777
                                                               --------------
               FOOD AND BEVERAGES - 5.19%
      8,400    Anheuser-Busch .............................           430,416
      4,200    Campbell Soup ..............................           116,046
     24,600    Coca-Cola ..................................         1,244,022
      3,400    Heinz (H.J.) ...............................           129,846
     17,000    PepsiCo ....................................           926,330
      7,700    Sara Lee ...................................           177,716
                                                               --------------
                                                                    3,024,376
                                                               --------------
               HEALTH CARE SERVICES - 0.35%
      5,100    HCA ........................................           207,213
                                                               --------------
               INSURANCE - 4.20%
      7,100    Allstate ...................................           325,890
     26,000    American International Group ...............         1,862,900
      1,400    CIGNA ......................................            90,314
      2,800    Hartford Financial Services Group ..........           171,024
                                                               --------------
                                                                    2,450,128
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                           | 17

     ABN AMRO FUNDS
-------------------

EQUITY PLUS FUND                                                  APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               MEDIA - 2.88%
      6,100    Clear Channel Communications ...............    $      253,089
     44,800    Time Warner* ...............................           753,536
     17,400    Viacom, Class B ............................           672,510
                                                               --------------
                                                                    1,679,135
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.11%
      6,000    Baxter International .......................           189,900
     29,500    Johnson & Johnson ..........................         1,593,885
     12,100    Medtronic ..................................           610,566
                                                               --------------
                                                                    2,394,351
                                                               --------------
               OIL AND GAS EXTRACTION - 5.43%
     66,400    Exxon Mobil ................................         2,825,320
      5,800    Schlumberger ...............................           339,474
                                                               --------------
                                                                    3,164,794
                                                               --------------
               PHARMACEUTICALS - 7.55%
     19,300    Bristol-Myers Squibb .......................           484,430
      2,500    MedImmune* .................................            60,600
     22,400    Merck ......................................         1,052,800
     78,500    Pfizer .....................................         2,807,160
                                                               --------------
                                                                    4,404,990
                                                               --------------
               RESTAURANTS - 0.59%
     12,600    McDonald's .................................           343,098
                                                               --------------
               RETAIL - 6.31%
     23,000    Home Depot (The) ...........................           809,370
      5,100    Limited Brands .............................           105,264
      2,900    May Department Stores (The) ................            89,320
      1,600    RadioShack .................................            49,216
      2,800    Sears, Roebuck .............................           112,140
      2,200    Toys "R" Us* ...............................            33,990
     43,500    Wal-Mart Stores ............................         2,479,500
                                                               --------------
                                                                    3,678,800
                                                               --------------
               TECHNOLOGY - 16.65%
     69,800    Cisco Systems* .............................         1,456,726
      1,900    Computer Sciences* .........................            77,729
     21,700    EMC* .......................................           242,172
     30,400    Hewlett-Packard ............................           598,880
     17,300    IBM ........................................         1,525,341
     65,000    Intel ......................................         1,672,450
    111,800    Microsoft ..................................         2,903,446
      1,700    National Semiconductor* ....................            69,343
     52,100    Oracle* ....................................           584,562
     17,200    Texas Instruments ..........................           431,720
      3,100    Unisys* ....................................            40,393
      7,800    Xerox* .....................................           104,754
                                                               --------------
                                                                    9,707,516
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 0.24%
     41,100    Lucent Technologies* .......................           138,507
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               TRANSPORTATION - 0.74%
      3,700    Burlington Northern Santa Fe ...............    $      120,990
      1,200    Delta Airlines .............................             7,464
      3,000    FedEx ......................................           215,730
      3,800    Norfolk Southern ...........................            90,516
                                                               --------------
                                                                      434,700
                                                               --------------
               UTILITIES - 1.24%
      6,100    AES* .......................................            52,887
      4,000    American Electric Power ....................           121,760
      2,300    Entergy ....................................           125,580
      3,200    Exelon .....................................           214,208
      7,200    Southern ...................................           207,072
                                                               --------------
                                                                      721,507
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $40,867,083) .......................        56,268,589
                                                               --------------

INVESTMENT COMPANY - 0.16%
     93,818    BlackRock Provident Institutional
                 TempCash Portfolio .......................            93,818
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $93,818) ...........................            93,818
                                                               --------------
TOTAL INVESTMENTS - 96.65%
   (Cost $40,960,901)** ...................................        56,362,407
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 3.35% ..................         1,953,236
                                                               --------------
NET ASSETS - 100.00% ......................................    $   58,315,643
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $40,960,901.

     Gross unrealized appreciation .........  $   22,489,336
     Gross unrealized depreciation .........      (7,087,830)
                                              --------------
     Net unrealized appreciation ...........  $   15,401,506
                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 18

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS                                   52%
CASH AND OTHER NET ASSETS                       21%
CORPORATE NOTES AND BONDS                       12%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS          10%
COMMERCIAL MORTGAGE- BACKED SECURITIES           3%
ASSET-BACKED SECURITIES                          1%
FOREIGN GOVERNMENT BONDS & MUNICIPAL SECURITY    1%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 51.82%
               ADVERTISING - 1.54%
     58,300    Omnicom Group ..............................    $    4,635,433
                                                               --------------
               CAPITAL GOODS - 3.43%
    131,200    Dover ......................................         5,251,936
     58,900    Illinois Tool Works ........................         5,077,769
                                                               --------------
                                                                   10,329,705
                                                               --------------
               CHEMICALS - 1.23%
    101,300    Praxair ....................................         3,702,515
                                                               --------------
               COMMERCIAL SERVICES - 4.23%
    117,400    Cintas .....................................         5,278,304
    131,700    Ecolab .....................................         3,924,660
     78,700    H&R Block ..................................         3,550,157
                                                               --------------
                                                                   12,753,121
                                                               --------------
               CONSUMER CYCLICALS - 3.63%
    124,500    Harley-Davidson ............................         7,011,840
     71,800    Johnson Controls ...........................         3,938,948
                                                               --------------
                                                                   10,950,788
                                                               --------------
               ELECTRICAL - 0.70%
     70,600    General Electric ...........................         2,114,470
                                                               --------------
               FINANCE - 4.04%
     81,900    Fifth Third Bancorp ........................         4,394,754
    159,150    MBNA .......................................         3,880,077
    166,700    Schwab (Charles) ...........................         1,715,343
     57,100    SLM ........................................         2,187,501
                                                               --------------
                                                                   12,177,675
                                                               --------------
               FOOD AND BEVERAGES - 1.57%
    123,800    Sysco ......................................         4,735,350
                                                               --------------
               HEALTH CARE SERVICES - 2.45%
    101,000    Cardinal Health ............................         7,398,250
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               INSURANCE - 4.18%
    109,600    AFLAC ......................................    $    4,628,408
     74,700    American International Group ...............         5,352,255
     58,200    Marsh & McLennan ...........................         2,624,820
                                                               --------------
                                                                   12,605,483
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.50%
    105,700    Medtronic ..................................         5,333,622
     27,600    Zimmer Holdings* ...........................         2,203,860
                                                               --------------
                                                                    7,537,482
                                                               --------------
               PHARMACEUTICALS - 3.03%
     68,600    Merck ......................................         3,224,200
    165,300    Pfizer .....................................         5,911,128
                                                               --------------
                                                                    9,135,328
                                                               --------------
               RETAIL - 6.29%
     62,900    Home Depot (The) ...........................         2,213,451
    107,800    Kohl's* ....................................         4,504,962
    128,600    Starbucks* .................................         4,997,396
    169,400    TJX ........................................         4,162,158
     90,100    Walgreen ...................................         3,106,648
                                                               --------------
                                                                   18,984,615
                                                               --------------
               TECHNOLOGY - 10.85%
    261,900    Cisco Systems* .............................         5,465,853
    154,587    Dell* ......................................         5,365,715
    115,200    EMC* .......................................         1,285,632
     43,800    IBM ........................................         3,861,846
    153,400    Intel ......................................         3,946,982
    137,700    Microsoft ..................................         3,576,069
    356,200    Oracle* ....................................         3,996,564
    208,300    Texas Instruments ..........................         5,228,330
                                                               --------------
                                                                   32,726,991
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.31%
     63,500    QUALCOMM ...................................         3,966,210
                                                               --------------
               TRANSPORTATION - 0.84%
    176,900    Southwest Airlines .........................         2,526,132
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $128,450,377) ......................       156,279,548
                                                               --------------
    PAR
   VALUE
   -----

CORPORATE NOTES AND BONDS - 12.19%
               AUTOMOBILE - 0.14%
$   365,000    Lear, Series B
                 8.110%, 05/15/09 .........................           421,119
                                                               --------------
               BASIC MATERIALS - 0.49%
    240,000    Cascades, Senior Notes
                 7.250%, 02/15/13 .........................           251,400
    535,000    Packaging of America
                 4.375%, 08/01/08 .........................           532,107
    640,000    Weyerhaeuser, Debentures
                 7.375%, 03/15/32 .........................           703,312
                                                               --------------
                                                                    1,486,819
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 19

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               CAPITAL GOODS - 0.66%
$   475,000    Ball
                 7.750%, 08/01/06 .........................    $      510,625
    230,000    Norampac, Senior Notes
                 6.750%, 06/01/13 .........................           240,350
    300,000    Owens-Brockway Glass Container
                 7.750%, 05/15/11 .........................           315,750
    240,000    SPX, Senior Notes
                 6.250%, 06/15/11 .........................           240,600
    675,000    Tyco International Group,
                 Yankee Bond
                 6.875%, 01/15/29 .........................           682,949
                                                               --------------
                                                                    1,990,274
                                                               --------------
               COMMERCIAL SERVICES - 0.13%
    370,000    Hertz, Senior Notes
                 7.625%, 06/01/12 .........................           395,919
                                                               --------------
               COMMUNICATIONS - 1.19%
    575,000    AT&T
                 6.000%, 03/15/09 .........................           576,414
    760,000    British Sky Broadcasting
                 6.875%, 02/23/09 .........................           841,256
    175,000    Nextel Communications,
                 Senior Notes
                 6.875%, 10/31/13 .........................           177,625
    285,000    PanAmSat
                 6.375%, 01/15/08 .........................           294,975
               Sprint Capital
    450,000      6.000%, 01/15/07 .........................           478,637
    500,000      6.875%, 11/15/28 .........................           492,304
    725,000    Telecom Italia Capital
                 6.375%, 11/15/33 (a) .....................           713,428
                                                               --------------
                                                                    3,574,639
                                                               --------------
               CONSUMER CYCLICALS - 0.31%
    275,000    D.R. Horton, Senior Notes
                 6.875%, 05/01/13 .........................           288,750
    275,000    NVR, Senior Notes
                 5.000%, 06/15/10 .........................           264,687
    385,000    Standard Pacific, Senior Notes
                 6.875%, 05/15/11 .........................           387,888
                                                               --------------
                                                                      941,325
                                                               --------------
               ELECTRONICS - 0.41%
    825,000    Arrow Electronics
                 6.875%, 07/01/13 .........................           867,782
    330,000    L-3 Communications
                 7.625%, 06/15/12 .........................           357,225
                                                               --------------
                                                                    1,225,007
                                                               --------------
               ENTERTAINMENT AND LEISURE - 0.20%
    250,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07 .........................           276,875
    315,000    MGM Mirage
                 6.750%, 08/01/07 .........................           333,900
                                                               --------------
                                                                      610,775
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FINANCE - 2.54%
$   375,000    American General Finance,
                 MTN, Series G
                 5.750%, 03/15/07 .........................    $      400,867
    250,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17 .........................           285,125
    475,000    Boeing Capital
                 5.800%, 01/15/13 .........................           493,472
    465,000    Citigroup
                 5.875%, 02/22/33 .........................           444,476
    475,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13 .........................           463,581
    825,000    Ford Motor Credit
                 5.625%, 10/01/08 .........................           841,965
    325,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 .........................           353,844
               General Motors Acceptance
    500,000      6.750%, 01/15/06 .........................           529,665
    225,000      8.000%, 11/01/31 .........................           238,151
    450,000    Goldman Sachs Group
                 4.125%, 01/15/08 .........................           456,498
    460,000    Household Finance, Senior
                 Unsubordinated Notes
                 6.400%, 06/17/08 .........................           502,669
    900,000    Hutchison Whampoa
                 5.450%, 11/24/10 (a) .....................           888,724
               International Lease Finance
    300,000      5.875%, 05/01/13 .........................           313,623
    630,000      Senior Notes
                 5.625%, 06/01/07 .........................           670,746
    725,000    SLM, MTN, Series A
                 5.625%, 04/10/07 .........................           775,411
                                                               --------------
                                                                    7,658,817
                                                               --------------
               FOOD AND BEVERAGES - 1.18%
    990,000    Albertson's, Debentures
                 7.450%, 08/01/29 .........................         1,075,199
    195,000    Constellation Brands, Series B
                 8.000%, 02/15/08 .........................           215,475
    425,000    Delhaize America
                 8.125%, 04/15/11 .........................           476,123
    775,000    General Mills
                 5.125%, 02/15/07 .........................           813,663
    470,000    Kellogg, Series B
                 6.000%, 04/01/06 .........................           499,161
    465,000    Kraft Foods
                 5.250%, 06/01/07 .........................           488,966
                                                               --------------
                                                                    3,568,587
                                                               --------------
               HEALTH CARE SERVICES - 0.20%
    315,000    HCA
                 6.300%, 10/01/12 .........................           316,709
    275,000    Omnicare, Senior Subordinated
                 Notes
                 6.125%, 06/01/13 .........................           278,438
                                                               --------------
                                                                      595,147
                                                               --------------
               INSURANCE - 1.10%
    875,000    CNA Financial
                 6.500%, 04/15/05 .........................           905,909
    960,000    Leucadia National, Senior Notes
                 7.000%, 08/15/13 .........................           984,000
    475,000    Loews, Subordinated Notes,
                 Convertible
                 3.125%, 09/15/07 .........................           462,531


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 20

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               INSURANCE (CONTINUED)
$ 1,000,000    New York Life Insurance
                 5.875%, 05/15/33 (a) .....................    $      964,667
                                                               --------------
                                                                    3,317,107
                                                               --------------
               OIL AND GAS EXTRACTION - 1.04%
    450,000    Consolidated Natural Gas
                 7.250%, 10/01/04 .........................           460,313
    230,000    Duke Capital, Senior Notes
                 7.250%, 10/01/04 .........................           235,042
    200,000    Grant Prideco, Series B
                 9.625%, 12/01/07 .........................           224,000
    275,000    Key Energy Services, Senior Notes
                 6.375%, 05/01/13 .........................           272,250
    550,000    Pioneer Natural Resources
                 6.500%, 01/15/08 .........................           597,238
    275,000    Tesoro Petroleum
                 8.000%, 04/15/08 .........................           297,687
    210,000    Western Oil Sands
                 8.375%, 05/01/12 .........................           238,875
    760,000    XTO Energy, Senior Notes
                 6.250%, 04/15/13 .........................           811,152
                                                               --------------
                                                                    3,136,557
                                                               --------------
               RESTAURANTS - 0.15%
    390,000    Yum! Brands, Senior Notes
                 7.650%, 05/15/08 .........................           440,377
                                                               --------------
               TECHNOLOGY - 0.56%
    725,000    SunGard Data Systems
                 4.875%, 01/15/14 (a) .....................           697,831
    905,000    Unisys, Senior Notes
                 8.125%, 06/01/06 .........................           986,450
                                                               --------------
                                                                    1,684,281
                                                               --------------
               TRANSPORTATION - 0.60%
    193,569    Delta Air Lines Equipment Trust
                 Series 1992-A
                 8.540%, 01/02/07 .........................           140,338
    435,000    FedEx
                 2.650%, 04/01/07 (a) .....................           425,711
    650,000    Union Pacific, Debentures
                 6.625%, 02/01/29 .........................           680,220
    650,000    United Airlines, Series 2001,
                 Class A-2
                 6.201%, 09/01/08 (b) .....................           578,210
                                                               --------------
                                                                    1,824,479
                                                               --------------
               UTILITIES - 1.16%
    500,000    CILCORP, Senior Notes
                 8.700%, 10/15/09 .........................           591,674
    650,000    Commonwealth Edison, Series 100
                 5.875%, 02/01/33 .........................           636,512
    325,000    Kansas Gas & Electric, First Mortgage
                 6.500%, 08/01/05 .........................           341,250
    235,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13 (a) .....................           260,850
    515,000    NiSource Finance, Senior Notes
                 6.150%, 03/01/13 .........................           541,468
    525,000    PG&E
                 6.875%, 07/15/08 (a) .....................           561,750
    250,000    Southern California Edison,
                 First Refunding Mortgage
                 8.000%, 02/15/07 .........................           280,486

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               UTILITIES (CONTINUED)
$   300,000    Virginia Electric and Power
                 4.500%, 12/15/10 .........................    $      296,158
                                                               --------------
                                                                    3,510,148
                                                               --------------
               WASTE MANAGEMENT - 0.13%
    390,000    Waste Management, Senior Notes
                 7.000%, 10/01/04 .........................           397,600
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $36,282,922) .......................        36,778,977
                                                               --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.27%
               FEDERAL HOME LOAN BANK - 0.61%
  1,700,000    6.500%, 11/15/06, Series TD06 ..............         1,851,628
                                                               --------------
               FEDERAL HOME LOAN MORTGAGE - 2.95%
    128,354    7.000%, 01/01/15,
                 Gold Pool # E79764 .......................           136,784
    197,163    6.500%, 06/01/29,
                 Gold Pool # C00785 .......................           205,504
    591,156    6.000%, 11/01/31,
                 Gold Pool # C01258 .......................           605,091
    440,149    6.000%, 12/01/31,
                 Gold Pool # C01272 .......................           450,525
  1,125,000    6.250%, 07/15/32                                     1,198,833
  1,411,060    6.000%, 03/01/33,
                 Gold Pool # C77186 .......................         1,444,679
    721,341    3.726%, 04/01/33,
                 Pool # 1B0797, ARM (c) ...................           734,736
  1,713,696    5.000%, 07/01/33,
                 Gold Pool # C01585 .......................         1,663,280
    905,091    5.000%, 09/01/33,
                 Gold Pool # A13890 .......................           878,463
  1,565,931    5.500%, 11/01/33,
                 Gold Pool # C01674 .......................         1,565,397
                                                               --------------
                                                                    8,883,292
                                                               --------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 4.53%
  1,200,000    2.625%, 01/19/07 ...........................         1,185,953
  2,300,000    5.250%, 01/15/09 ...........................         2,433,481
    140,761    7.000%, 03/01/13, Pool # 251572 ............           150,334
    267,304    6.000%, 08/01/13, Pool # 323250 ............           279,660
    975,000    4.125%, 04/15/14 ...........................           908,788
    140,228    6.500%, 06/01/16, Pool # 582645 ............           148,613
    413,092    7.000%, 08/01/16, Pool # 545154 ............           441,165
    564,821    5.500%, 02/01/17, Pool # 631364 ............           580,518
  1,057,927    5.500%, 12/01/17, Pool # 254546 ............         1,086,948
    725,993    5.000%, 01/01/18, Pool # 681373 ............           731,709
    156,839    6.500%, 12/01/27, Pool # 402846 ............           163,619
     47,902    6.500%, 05/01/28, Pool # 436779 ............            49,973
    200,412    7.000%, 08/01/28, Pool # 437140 ............           212,154
    203,520    6.500%, 09/01/28, Pool # 430877 ............           212,163
    259,321    6.500%, 03/01/29, Pool # 489367 ............           270,181
    154,600    6.500%, 06/01/29, Pool # 501319 ............           161,075
     47,734    6.500%, 09/01/31, Pool # 253949 ............            49,704
    271,652    7.000%, 03/01/32, Pool # 639703 ............           287,265
  1,537,614    5.500%, 02/01/33, Pool # 689115 ............         1,535,707
    374,668    4.197%, 03/01/33,
                 Pool # 681846, ARM (c) ...................           379,314
  1,500,000    6.000%, 04/01/33, Pool # 555528 ............         1,535,681
    905,976    4.500%, 08/01/33, Pool # 733675 ............           851,541
                                                               --------------
                                                                   13,655,546
                                                               --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 21

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------



               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 1.77%
$   359,537    7.000%, 12/15/11, Pool # 781011 ............    $      385,706
    214,230    7.000%, 09/15/23, Pool # 361807 ............           229,389
    153,709    7.000%, 10/15/23, Pool # 370850 ............           164,586
     89,397    7.500%, 06/15/27, Pool # 447652 ............            96,218
    156,868    6.500%, 08/15/27, Pool # 780615 ............           164,157
    714,823    6.000%, 01/15/29, Pool # 457858 ............           734,142
    381,166    7.000%, 03/15/29, Pool # 505567 ............           405,684
    218,018    7.000%, 03/15/31, Pool # 547577 ............           231,879
    523,128    7.000%, 07/15/31, Pool # 781324 ............           556,387
    409,268    7.000%, 02/20/32, Pool # 003202 ............           434,189
    406,469    6.500%, 03/15/32, Pool # 569214 ............           424,846
  1,482,481    6.000%, 01/15/33, Pool # 781547 ............         1,521,254
                                                               --------------
                                                                    5,348,437
                                                               --------------
               U.S. TREASURY BOND - 0.25%
    600,000    7.500%, 11/15/16 ...........................           746,133
                                                               --------------
               U.S. TREASURY INFLATION INDEX NOTE - 0.16%
    427,860    3.500%, 01/15/11 ...........................           476,746
                                                               --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS
                 (Cost $30,731,305) .......................        30,961,782
                                                               --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.97%
  1,101,510    Bear Stearns Asset Backed Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33 .........................         1,100,926
    927,903    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (b) .....................           950,528
               CS First Boston Mortgage Securities
  1,000,000      Series 1998-C2, Class A2
                 6.300%, 11/11/30 .........................         1,089,576
    582,456      Series 2002-34, Class 1A1
                 7.500%, 12/25/32 .........................           615,268
               GMAC Commercial Mortgage Securities
    850,000      Series 2000-C3, Class A2
                 6.957%, 09/15/35 .........................           954,780
    975,000      Series 2003-C3, Class A4
                 5.023%, 04/10/40 .........................           965,726
    850,000    Morgan (J.P.) Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (b) .....................           931,320
    434,984    Nomura Asset Securities,
                 Series 1998-D6, Class A1A
                 6.280%, 03/15/30 .........................           459,877
  1,916,578    Wells Fargo Mortgage Backed
                 Securities Trust, Series 2003K,
                 Class 1A2, CMO, ARM
                 4.518%, 11/25/33 (b)(c) ..................         1,878,160
                                                               --------------
               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $8,882,100) ........................         8,946,161
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

ASSET-BACKED SECURITIES - 1.42%
$   900,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 .........................    $      948,784
    800,000    Capital One Multi-Asset Execution
                 Trust Series 2004-C1, Class C1
                 3.400%, 11/16/09 .........................           792,903
    358,407    Centex Home Equity
                 Series 2001-C, Class A3
                 4.490%, 03/25/29 .........................           358,795
    661,687    DVI Receivables
                 Series 2002-1, Class A3B
                 4.570%, 06/11/10 .........................           552,922
  1,065,000    Residential Asset Mortgage Products
                 Series 2003-RZ4, Class A5
                 4.660%, 02/25/32 .........................         1,056,143
    575,000    WFS Financial Owner Trust
                 Series 2004-1, Class C
                 2.490%, 08/22/11 .........................           572,586
                                                               --------------
               TOTAL ASSET-BACKED SECURITIES
                 (Cost $4,327,819) ........................         4,282,133
                                                               --------------

FOREIGN GOVERNMENT BONDS - 0.39%
    475,000    Republic of Philippines
                 8.250%, 01/15/14 .........................           460,750
    725,000    United Mexican States
                 Series A, MTN
                 7.500%, 04/08/33 .........................           719,562
                                                               --------------
               TOTAL FOREIGN GOVERNMENT BONDS
                 (Cost $1,227,121) ........................         1,180,312
                                                               --------------

MUNICIPAL SECURITY - 0.22%
               ILLINOIS - 0.22%
    730,000    Illinois State, Taxable Pension, GO
                 5.100%, 06/01/33 .........................           662,497
                                                               --------------
               TOTAL MUNICIPAL SECURITY
                 (Cost $699,429) ..........................           662,497
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 22

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

INVESTMENT COMPANY - 2.15%
  6,499,236    BlackRock Provident Institutional
                 TempCash Portfolio .......................    $    6,499,236
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $6,499,236) ........................         6,499,236
                                                               --------------
TOTAL INVESTMENTS - 81.43%
   (Cost $217,100,309)** ..................................       245,590,646
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 18.57% .................        55,996,221
                                                               --------------
NET ASSETS - 100.00% ......................................    $  301,586,867
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $217,100,309.

     Gross unrealized appreciation            $  35,408,145
     Gross unrealized depreciation               (6,917,808)
                                              -------------
     Net unrealized appreciation              $  28,490,337
                                              =============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2004, these securities amounted to $4,512,961 or 1.50% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(c) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at April 30, 2004.

     ARM Adjustable Rate Mortgage
     CMO Collateralized Mortgage Obligation
      GO General Obligation
     MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ........................................     64%
Investment Company ...................................      3%
U.S. Government Obligations ..........................      1%
U.S. Government Agency Obligations ...................     12%
Corporate Notes and Bonds (Moody's Ratings):
  Aaa ................................................      5%
  Aa .................................................      1%
  A ..................................................      3%
  Baa ................................................      7%
  Ba .................................................      4%
                                                          ---
                                                          100%
                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 23

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS                             65%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    15%
CORPORATE NOTES AND BONDS                 15%
CASH AND OTHER NET ASSETS                  4%
ASSET-BACKED SECURITIES                    1%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

COMMON STOCKS - 65.21%
               ADVERTISING - 1.66%
     49,500    Omnicom Group ..............................    $    3,935,745
                                                               --------------
               BIOTECHNOLOGY - 3.63%
     90,400    Amgen* .....................................         5,086,808
     28,900    Genentech* .................................         3,548,920
                                                               --------------
                                                                    8,635,728
                                                               --------------
               CAPITAL GOODS - 3.42%
     41,300    Caterpillar ................................         3,210,249
      4,600    Illinois Tool Works ........................           396,566
     52,400    3M .........................................         4,531,552
                                                               --------------
                                                                    8,138,367
                                                               --------------
               COMMERCIAL SERVICES - 2.17%
     16,900    Apollo Group, Class A* .....................         1,535,872
     97,000    Paychex ....................................         3,616,160
                                                               --------------
                                                                    5,152,032
                                                               --------------
               COMMUNICATIONS - 2.95%
     44,200    eBay* ......................................         3,528,044
     40,100    Gannett ....................................         3,475,868
                                                               --------------
                                                                    7,003,912
                                                               --------------
               CONSUMER CYCLICALS - 1.41%
     71,060    Marriott International, Class A ............         3,351,190
                                                               --------------
               CONSUMER STAPLES - 8.44%
     62,350    Colgate-Palmolive ..........................         3,608,818
    194,200    Gillette ...................................         7,946,664
     80,400    Procter & Gamble ...........................         8,502,300
                                                               --------------
                                                                   20,057,782
                                                               --------------
               ELECTRICAL - 1.25%
     99,400    General Electric ...........................         2,977,030
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               ENTERTAINMENT AND LEISURE - 1.25%
    129,540    Disney, Walt ...............................    $    2,983,306
                                                               --------------
               FINANCE - 3.73%
     61,800    American Express ...........................         3,025,110
    121,300    Citigroup ..................................         5,833,317
                                                               --------------
                                                                    8,858,427
                                                               --------------
               FOOD AND BEVERAGES - 5.46%
    155,000    Coca-Cola ..................................         7,838,350
     94,470    PepsiCo ....................................         5,147,670
                                                               --------------
                                                                   12,986,020
                                                               --------------
               INSURANCE - 3.58%
    118,700    American International Group ...............         8,504,855
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 6.09%
     71,700    Boston Scientific* .........................         2,953,323
    103,220    Johnson & Johnson ..........................         5,576,976
    117,680    Medtronic ..................................         5,938,133
                                                               --------------
                                                                   14,468,432
                                                               --------------
               OIL AND GAS EXTRACTION - 2.40%
     97,500    Schlumberger ...............................         5,706,675
                                                               --------------
               PHARMACEUTICALS - 4.92%
     79,600    Eli Lilly ..................................         5,875,276
    162,880    Pfizer .....................................         5,824,589
                                                               --------------
                                                                   11,699,865
                                                               --------------
               RETAIL - 2.53%
     85,100    Bed Bath & Beyond* .........................         3,158,912
     68,300    Kohl's* ....................................         2,854,257
                                                               --------------
                                                                    6,013,169
                                                               --------------
               TECHNOLOGY - 4.64%
    112,500    Cisco Systems* .............................         2,347,875
     83,900    Electronic Arts* ...........................         4,247,018
     96,700    Maxim Integrated Products ..................         4,447,233
                                                               --------------
                                                                   11,042,126
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 3.03%
    115,300    QUALCOMM ...................................         7,201,638
                                                               --------------
               TRANSPORTATION - 2.65%
     89,700    United Parcel Service, Class B .............         6,292,455
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $133,550,234) ......................       155,008,754
                                                               --------------

   PAR VALUE
------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.36%
               FEDERAL HOME LOAN MORTGAGE - 2.60%
$   169,305    7.500%, 03/15/07, CMO, Class J .............           173,690
  1,600,000    5.125%, 10/15/08 ...........................         1,687,782
  3,850,000    6.625%, 09/15/09 ...........................         4,309,756
                                                               --------------
                                                                    6,171,228
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 24

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 3.77%
$ 2,200,000    7.000%, 07/15/05 ...........................    $    2,334,649
  2,800,000    2.875%, 10/15/05 ...........................         2,832,449
  3,500,000    6.000%, 05/15/11 ...........................         3,806,253
                                                               --------------
                                                                    8,973,351
                                                               --------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 0.00%
        517    9.000%, 09/15/08, Pool # 27056 .............               564
                                                               --------------
               U.S. TREASURY BONDS - 6.40%
  3,650,000    7.250%, 05/15/16 ...........................         4,447,868
  3,300,000    8.000%, 11/15/21 ...........................         4,348,268
  2,500,000    6.875%, 08/15/25 ...........................         2,983,888
  3,100,000    6.125%, 08/15/29 ...........................         3,423,807
                                                               --------------
                                                                   15,203,831
                                                               --------------
               U.S. TREASURY NOTES - 2.59%
  2,700,000    6.500%, 10/15/06 ...........................         2,949,013
  2,250,000    3.500%, 11/15/06 ...........................         2,297,815
    925,000    3.000%, 11/15/07 ...........................           923,013
                                                               --------------
                                                                    6,169,841
                                                               --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS
                 (Cost $35,164,933) .......................        36,518,815
                                                               --------------

CORPORATE NOTES AND BONDS - 14.63%
               COMMUNICATIONS - 1.05%
  2,150,000    BellSouth Capital Funding
                 7.750%, 02/15/10 .........................         2,489,154
                                                               --------------
               FINANCE - 6.82%
  3,000,000    American Express, Unsubordinated,
                 Senior Notes
                 6.750%, 06/23/04 .........................         3,022,794
  2,250,000    General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12 .........................         2,391,793
  2,750,000    Goldman Sachs Group, Senior
                 Unsubordinated Notes, MTN,
                 Series E
                 7.500%, 01/28/05 .........................         2,864,337
  2,500,000    National Rural Utilities Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08 .........................         2,709,927
  2,500,000    NationsBank, Subordinated Notes
                 6.875%, 02/15/05 .........................         2,595,080
  2,500,000    Wachovia
                 4.950%, 11/01/06 .........................         2,618,035
                                                               --------------
                                                                   16,201,966
                                                               --------------
               INDUSTRIAL - 0.97%
  2,000,000    Honeywell International
                 7.500%, 03/01/10 .........................         2,311,130
                                                               --------------
               OIL AND GAS EXTRACTION - 1.01%
  2,250,000    Conoco Funding
                 5.450%, 10/15/06 .........................         2,394,594
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               PHARMACEUTICALS - 2.48%
$ 3,000,000    Abbott Laboratories
                 4.350%, 03/15/14 .........................    $    2,843,901
  3,000,000    Merck, Series E, MTN
                 4.125%, 01/18/05 .........................         3,055,239
                                                               --------------
                                                                    5,899,140
                                                               --------------
               RETAIL - 1.29%
  3,000,000    Wal-Mart Stores, Senior Notes
                 4.150%, 06/15/05 .........................         3,068,052
                                                               --------------
               TECHNOLOGY - 1.01%
  2,290,000    Hewlett-Packard
                 7.150%, 06/15/05 .........................         2,413,999
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $33,998,935) .......................        34,778,035
                                                               --------------

ASSET-BACKED SECURITY - 1.13%
  2,500,000    PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09 .........................         2,671,754
                                                               --------------
               TOTAL ASSET-BACKED SECURITY
                 (Cost $2,436,526) ........................         2,671,754
                                                               --------------
   SHARES
----------

INVESTMENT COMPANIES - 6.94%
 12,540,882    BlackRock Provident Institutional
                 TempCash Portfolio .......................        12,540,882
  3,959,048    BlackRock Provident Institutional
                 TempFund Portfolio .......................         3,959,048
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $16,499,930) .......................        16,499,930
                                                               --------------
TOTAL INVESTMENTS - 103.27%
   (Cost $221,650,558)** ..................................       245,477,288
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (3.27)% ................        (7,767,741)
                                                               --------------
NET ASSETS - 100.00% ......................................    $  237,709,547
                                                               ==============

-------------------------
  *  Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is $221,650,558.

     Gross unrealized appreciation .........  $   26,421,678
     Gross unrealized depreciation .........      (2,594,948)
                                              --------------
     Net unrealized appreciation ...........  $   23,826,730
                                              ==============

     CMO Collateralized Mortgage Obligation
     MTN Medium Term Note

    PORTFOLIO COMPOSITION
Common Stocks .........................................    63%
Investment Companies ..................................     7%
U.S. Government Obligations ...........................     9%
U.S. Government Agency Obligations ....................     6%
Corporate Notes and Bonds (Moody's Ratings):
  Aaa .................................................     3%
  Aa ..................................................     5%
  A ...................................................     7%
                                                          ---
                                                          100%
                                                          ===



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 25

     ABN AMRO FUNDS
-------------------

GLOBAL EMERGING MARKETS FUND                                      APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CAPITAL GOODS                   17%
COMMUNICATIONS                  16%
FINANCE                         14%
OTHER COMMON STOCKS             11%
ENERGY                          10%
BASIC MATERIALS                 10%
TECHNOLOGY                       7%
PREFERRED STOCKS                 6%
CONSUMER CYCLICALS               5%
CASH AND OTHER NET ASSETS        4%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

FOREIGN COMMON STOCKS - 90.19%
               AUSTRIA - 1.06%
        375    Erste Bank der oesterreichischen
               Sparkassen .................................    $       56,124
                                                               --------------
               BRAZIL - 2.91%
      5,324    Petroleo Brasileiro, ADR ...................           153,864
                                                               --------------
               CHINA - 3.85%
     13,000    China Mobile (Hong Kong) ...................            34,334
    260,000    CNOOC ......................................            94,169
     80,000    Huaneng Power International ................            74,874
                                                               --------------
                                                                      203,377
                                                               --------------
               HUNGARY - 0.96%
        500    Gedeon Richter .............................            50,853
                                                               --------------
               INDIA - 8.18%
      2,200    Dr. Reddy's Laboratories, ADR ..............            43,120
      4,350    ICICI Bank, SP ADR .........................            67,425
      2,000    ITC, SP GDR ................................            52,800
      2,800    Reliance Industries, SP GDR ................            72,100
      2,500    Satyam Computer Services, ADR ..............            48,550
      2,000    State Bank of India, GDR ...................            79,800
      6,500    Tata Motors, SP GDR ........................            68,900
                                                               --------------
                                                                      432,695
                                                               --------------
               INDONESIA - 2.46%
    135,000    PT Indonesian Satellite ....................            61,105
     75,000    PT Telekomunikasi Indonesia ................            68,749
                                                               --------------
                                                                      129,854
                                                               --------------
               ISRAEL - 3.55%
      1,350    Check Point Software
               Technologies* ..............................            31,630
      2,000    Orbotech* ..................................            42,240
      1,850    Teva Pharmaceutical Industries,
               SP ADR .....................................           113,886
                                                               --------------
                                                                      187,756
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               MALAYSIA - 2.99%
      3,800    British American
               Tobacco Malaysia ...........................    $       48,000
     19,000    Malayan Banking ............................            52,500
     22,000    Resorts World ..............................            57,895
                                                               --------------
                                                                      158,395
                                                               --------------
               MEXICO - 8.43%
      4,000    America Movil, Series L, ADR ...............           135,200
      1,400    Cemex, SP ADR ..............................            41,230
     26,000    Consorcio ARA* .............................            71,363
        600    Fomento Economico Mexicano,
               SP ADR .....................................            26,232
     16,500    Grupo Financiero Banorte ...................            58,454
      2,100    Telefonos de Mexico (Telmex),
               Series L, SP ADR ...........................            71,694
     14,184    Wal-Mart de Mexico, Series V ...............            41,481
                                                               --------------
                                                                      445,654
                                                               --------------
               PERU - 1.31%
      3,200    Compania de Minas Buenaventura,
               ADR ........................................            69,248
                                                               --------------
               PHILIPPINES - 0.69%
      1,850    Philippine Long Distance Telephone,
               SP ADR* ....................................            36,371
                                                               --------------
               POLAND - 1.30%
        648    Bank Pekao .................................            20,157
     12,000    Telekomunikacja Polska .....................            48,675
                                                               --------------
                                                                       68,832
                                                               --------------
               RUSSIA - 7.47%
      1,000    AO VimpelCom, SP ADR* ......................            89,760
      2,100    Gazprom, ADR ...............................            73,920
        800    LUKOIL, SP ADR .............................            87,000
        900    Mining and Metallurgical Norilsk
                 Nickel or GMK  Norilsk Nickel,
                 ADR ......................................            53,550
        500    Mobile Telesystems, SP ADR .................            53,980
        820    YUKOS, ADR .................................            36,736
                                                               --------------
                                                                      394,946
                                                               --------------
               SOUTH AFRICA - 8.03%
      8,600    Anglo American .............................           171,846
      4,600    Gold Fields ................................            46,455
        900    Impala Platinum Holdings ...................            61,261
      8,866    JD Group ...................................            52,511
      2,462    Kumba Resources ............................            14,688
     13,500    Standard Bank Group ........................            77,880
                                                               --------------
                                                                      424,641
                                                               --------------
               SOUTH KOREA - 20.35%
      1,300    Hyundai Motor ..............................            49,580
      1,900    Kookmin Bank* ..............................            70,925
      3,000    KT&G .......................................            76,192
        150    Nong Shim ..................................            28,828
        520    POSCO ......................................            63,596
      3,222    Power Logics* ..............................            59,178
      1,130    Samsung Electronics ........................           536,421
      3,300    Shinhan Financial Group ....................            57,515
        500    SK Telecom .................................            85,226
      2,400    SK Telecom, ADR ............................            48,480
                                                               --------------
                                                                    1,075,941
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 26

     ABN AMRO FUNDS
-------------------

GLOBAL EMERGING MARKETS FUND                                      APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

               SWEDEN - 0.25%
        428    Oriflame Cosmetics, SDR* ...................    $       13,306
                                                               --------------
               TAIWAN - 11.92%
     57,000    Advanced Semiconductor
               Engineering* ...............................            47,357
     50,000    Chinatrust Financial Holding ...............            53,733
      3,000    Chunghwa Telecom, ADR ......................            50,040
     57,000    Delta Electronics ..........................            70,178
     15,000    Hon Hai Precision Industry .................            59,151
     26,000    Radiant Opto-Electronics ...................            69,265
     61,000    Taiwan Semiconductor
               Manufacturing* .............................           105,584
    142,000    United Microelectronics* ...................           127,381
     57,000    Yang Ming Marine Transport .................            47,700
                                                               --------------
                                                                      630,389
                                                               --------------
               THAILAND - 4.48%
     11,000    Advanced Info Service Public,
               Foreign Registered .........................            24,194
     24,000    PTT Public, Foreign Registered .............            87,578
     13,000    Siam Cement Public (The),
               Foreign Registered .........................            70,183
     47,500    Siam Commercial Bank Public,
               Foreign Registered .........................            54,908
                                                               --------------
                                                                      236,863
                                                               --------------
               TOTAL FOREIGN COMMON STOCKS
                 (Cost $4,532,027) ........................         4,769,109
                                                               --------------

FOREIGN PREFERRED STOCKS - 6.16%
               BRAZIL - 6.16%
      1,750    Aracruz Celulose, SP ADR ...................            54,495
      1,430    Banco Bradesco .............................            58,617
    150,000    Caemi Mineracao e Metalurgica* .............            55,480
      2,300    Companhia de Bebidas das Americas,
               ADR ........................................            43,148
      1,800    Empresa Brasileira de Aeronautica,
               ADR ........................................            46,440
        239    Tele Norte Leste Participacoes,
               ADR ........................................             2,830
      2,070    Votorantim Celulose e Papel,
               SP ADR .....................................            64,998
                                                               --------------
                                                                      326,008
                                                               --------------
               TOTAL FOREIGN PREFERRED STOCKS
                 (Cost $325,047) ..........................           326,008
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

INVESTMENT COMPANY - 1.17%
     62,009    BlackRock Provident Institutional
                 TempCash Portfolio .......................    $       62,009
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $62,009) ...........................            62,009
                                                               --------------
TOTAL INVESTMENTS - 97.52%
   (Cost $4,919,083)** ....................................         5,157,126
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 2.48% ..................           130,935
                                                               --------------
NET ASSETS - 100.00% ......................................    $    5,288,061
                                                               ==============

-------------------------
  *  Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $4,919,083.

     Gross unrealized appreciation ........   $     439,756
     Gross unrealized depreciation ........        (201,713)
                                              -------------
     Net unrealized appreciation ..........   $     238,043
                                              =============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2004, this security amounted to $72,100 or 1.36% of net assets. This security has been determined by the Adviser to be a liquid security.

     ADR American Depositary Receipt
     GDR Global Depositary Receipt
     SDR Swedish Depositary Receipt
  SP ADR Sponsored American Depositary Receipt
  SP GDR Sponsored Global Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 27

     ABN AMRO FUNDS
-------------------

BOND FUND                                                         APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CORPORATE NOTES AND BONDS                       41%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS          38%
COMMERCIAL MORTGAGE-BACKED SECURITIES           12%
ASSET-BACKED SECURITIES                          5%
CASH AND OTHER NET ASSETS                        2%
FOREIGN GOVERNMENT BONDS                         1%
MUNICIPAL SECURITY                               1%

% OF TOTAL NET ASSETS

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

CORPORATE NOTES AND BONDS - 40.92%
               AUTOMOBILE - 0.52%
$ 1,900,000    Lear, Series B
                 8.110%, 05/15/09 .........................    $    2,192,125
                                                               --------------
               BASIC MATERIALS - 1.63%
  1,100,000    Cascades, Senior Notes
                 7.250%, 02/15/13 .........................         1,152,250
  2,435,000    Packaging of America
                 4.375%, 08/01/08 .........................         2,421,834
  3,000,000    Weyerhaeuser, Debentures
                 7.375%, 03/15/32 .........................         3,296,775
                                                               --------------
                                                                    6,870,859
                                                               --------------
               CAPITAL GOODS - 2.26%
  2,600,000    Ball
                 7.750%, 08/01/06 .........................         2,795,000
  1,100,000    Norampac, Senior Notes
                 6.750%, 06/01/13 .........................         1,149,500
  1,300,000    Owens-Brockway Glass Container
                 7.750%, 05/15/11 .........................         1,368,250
  1,070,000    SPX, Senior Notes
                 6.250%, 06/15/11 .........................         1,072,675
  3,150,000    Tyco International Group, Yankee Bond
                 6.875%, 01/15/29 .........................         3,187,094
                                                               --------------
                                                                    9,572,519
                                                               --------------
               COMMERCIAL SERVICES - 0.34%
  1,350,000    Hertz, Senior Notes
                 7.625%, 06/01/12 .........................         1,444,569
                                                               --------------
               COMMUNICATIONS - 3.98%
  2,650,000    AT&T
                 6.000%, 03/15/09 .........................         2,656,519
  3,765,000    British Sky Broadcasting
                 6.875%, 02/23/09 .........................         4,167,539
    800,000    Nextel Communications, Senior Notes
                 6.875%, 10/31/13 .........................           812,000

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               COMMUNICATIONS (CONTINUED)
$ 1,325,000    PanAmSat
                 6.375%, 01/15/08 .........................    $    1,371,375
               Sprint Capital
  2,200,000      6.000%, 01/15/07 .........................         2,340,002
  2,250,000      6.875%, 11/15/28 .........................         2,215,370
  3,300,000    Telecom Italia Capital
                 6.375%, 11/15/33 (a) .....................         3,247,325
                                                               --------------
                                                                   16,810,130
                                                               --------------
               CONSUMER CYCLICALS - 1.17%
  1,650,000    D.R. Horton, Senior Notes
                 6.875%, 05/01/13 .........................         1,732,500
  1,550,000    NVR, Senior Notes
                 5.000%, 06/15/10 .........................         1,491,875
  1,700,000    Standard Pacific, Senior Notes
                 6.875%, 05/15/11 .........................         1,712,750
                                                               --------------
                                                                    4,937,125
                                                               --------------
               ELECTRONICS - 1.33%
  3,750,000    Arrow Electronics
                 6.875%, 07/01/13 .........................         3,944,464
  1,550,000    L-3 Communications
                 7.625%, 06/15/12 .........................         1,677,875
                                                               --------------
                                                                    5,622,339
                                                               --------------
               ENTERTAINMENT AND LEISURE - 0.61%
  1,125,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07 .........................         1,245,938
  1,275,000    MGM Mirage
                 6.750%, 08/01/07 .........................         1,351,500
                                                               --------------
                                                                    2,597,438
                                                               --------------
               FINANCE - 8.39%
  1,100,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17 .........................         1,254,549
    500,000    Boeing Capital
                 5.800%, 01/15/13 .........................           519,444
  2,630,000    Citigroup
                 5.875%, 02/22/33 .........................         2,513,917
  2,225,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13 .........................         2,171,509
  3,715,000    Ford Motor Credit
                 5.625%, 10/01/08 .........................         3,791,395
  1,560,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 .........................         1,698,450
               General Motors Acceptance
  2,750,000      6.750%, 01/15/06 .........................         2,913,160
  1,050,000      8.000%, 11/01/31 .........................         1,111,370
  2,650,000    Goldman Sachs Group
                 4.125%, 01/15/08 .........................         2,688,269
  2,675,000    Household Finance, Senior
                 Unsubordinated Notes
                 6.400%, 06/17/08 .........................         2,923,130
  4,000,000    Hutchison Whampoa
                 5.450%, 11/24/10 (a) .....................         3,949,884
               International Lease Finance
  1,600,000      5.875%, 05/01/13 .........................         1,672,658
  3,725,000      Senior Notes
                 5.625%, 06/01/07 .........................         3,965,922
  4,000,000    SLM, MTN, Series A
                 5.625%, 04/10/07 .........................         4,278,128
                                                               --------------
                                                                   35,451,785
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 28

     ABN AMRO FUNDS
-------------------

BOND FUND                                                         APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FOOD AND BEVERAGES - 4.36%
$ 4,485,000    Albertson's, Debentures
                 7.450%, 08/01/29 .........................   $     4,870,979
    840,000    Constellation Brands, Series B
                 8.000%, 02/15/08 .........................           928,200
  2,000,000    Delhaize America
                 8.125%, 04/15/11 .........................         2,240,578
  4,200,000    General Mills
                 5.125%, 02/15/07 .........................         4,409,530
  2,875,000    Kellogg, Series B
                 6.000%, 04/01/06 .........................         3,053,376
  2,800,000    Kraft Foods
                 5.250%, 06/01/07 .........................         2,944,309
                                                               --------------
                                                                   18,446,972
                                                               --------------
               HEALTH CARE SERVICES - 0.71%
  1,440,000    HCA
                 6.300%, 10/01/12 .........................         1,447,813
  1,520,000    Omnicare, Senior Subordinated
                 Notes
                 6.125%, 06/01/13 .........................         1,539,000
                                                               --------------
                                                                    2,986,813
                                                               --------------
               INSURANCE - 3.50%
  5,000,000    CNA Financial
                 6.500%, 04/15/05 .........................         5,176,620
  4,435,000    Leucadia National, Senior Notes
                 7.000%, 08/15/13 .........................         4,545,875
  2,239,000    Loews, Subordinated Notes,
                 Convertible
                 3.125%, 09/15/07 .........................         2,180,226
  3,000,000    New York Life Insurance
                 5.875%, 05/15/33 (a) .....................         2,894,001
                                                               --------------
                                                                   14,796,722
                                                               --------------
               OIL AND GAS EXTRACTION - 3.46%
  1,400,000    Duke Capital, Senior Notes
                 7.250%, 10/01/04 .........................         1,430,689
    830,000    Grant Prideco, Series B
                 9.625%, 12/01/07 .........................           929,600
  1,560,000    Key Energy Services, Senior Notes
                 6.375%, 05/01/13 .........................         1,544,400
  3,725,000    Pioneer Natural Resources
                 6.500%, 01/15/08 .........................         4,044,929
  1,625,000    Tesoro Petroleum
                 8.000%, 04/15/08 .........................         1,759,062
  1,005,000    Western Oil Sands
                 8.375%, 05/01/12 .........................         1,143,188
  3,535,000    XTO Energy, Senior Notes
                 6.250%, 04/15/13 .........................         3,772,927
                                                               --------------
                                                                   14,624,795
                                                               --------------
               RESTAURANTS - 0.57%
  2,135,000    Yum! Brands, Senior Notes
                 7.650%, 05/15/08 .........................         2,410,780
                                                               --------------
               TECHNOLOGY - 1.59%
  3,350,000    SunGard Data Systems
                 4.875%, 01/15/14 (a) .....................         3,224,462
  3,215,000    Unisys, Senior Notes
                 8.125%, 06/01/06 .........................         3,504,350
                                                               --------------
                                                                    6,728,812
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               TRANSPORTATION - 1.56%
$ 2,050,000    FedEx
                 2.650%, 04/01/07 (a) .....................    $    2,006,226
  3,250,000    Union Pacific, Debentures
                 6.625%, 02/01/29 .........................         3,401,099
  1,345,000    United Airlines, Series 2001,
                 Class A-2
                 6.201%, 09/01/08 (c) .....................         1,196,450
                                                               --------------
                                                                    6,603,775
                                                               --------------
               UTILITIES - 4.37%
  3,000,000    CILCORP, Senior Notes
                 8.700%, 10/15/09 .........................         3,550,041
  2,500,000    Commonwealth Edison, Series 100
                 5.875%, 02/01/33 .........................         2,448,123
  2,100,000    Kansas Gas & Electric, First
                 Mortgage
                 6.500%, 08/01/05 .........................         2,205,000
  1,260,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13 (a) .....................         1,398,600
  3,150,000    NiSource Finance, Senior Notes
                 6.150%, 03/01/13 .........................         3,311,894
  2,430,000    PG&E
                 6.875%, 07/15/08 (a) .....................         2,600,100
  1,450,000    Southern California Edison,
                 First Refunding Mortgage
                 8.000%, 02/15/07 .........................         1,626,816
  1,350,000    Virginia Electric and Power
                 4.500%, 12/15/10 .........................         1,332,712
                                                               --------------
                                                                   18,473,286
                                                               --------------
               WASTE MANAGEMENT - 0.57%
  2,351,000    Waste Management, Senior Notes
                 7.000%, 10/01/04 .........................         2,396,814
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $171,366,370) ......................       172,967,658
                                                               --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.21%
               FEDERAL HOME LOAN BANK - 2.59%
 10,075,000    6.500%, 11/15/06, Series TD06 ..............        10,973,619
                                                               --------------
               FEDERAL HOME LOAN MORTGAGE - 10.51%
    570,461    7.000%, 01/01/15,
                 Gold Pool # E79764                                   607,928
    722,524    6.000%, 11/01/31,
                 Gold Pool # C01258 .......................           739,556
  1,425,951    6.000%, 12/01/31,
                 Gold Pool # C01272                                 1,459,566
  2,153,479    6.000%, 01/01/32,
                 Gold Pool # C01286 .......................         2,204,244
  6,300,000    6.250%, 07/15/32                                     6,713,463
  4,562,372    6.500%, 08/01/32,
                 Gold Pool # C01385 .......................         4,753,224
  7,474,805    6.000%, 03/01/33,
                 Gold Pool # C77186 .......................         7,652,894
  4,328,046    3.726%, 04/01/33,
                 Pool # 1B0797, ARM (d) ...................         4,408,416
  9,520,533    5.000%, 07/01/33,
                 Gold Pool # C01585 .......................         9,240,440
  6,643,343    5.500%, 11/01/33,
                 Gold Pool # C01674 .......................         6,641,078
                                                               --------------
                                                                   44,420,809
                                                               --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 29

     ABN AMRO FUNDS
-------------------

BOND FUND                                                         APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 21.40%
$11,000,000    2.625%, 01/19/07 ...........................    $   10,871,234
  8,500,000    5.250%, 01/15/09 ...........................         8,993,298
    598,521    6.000%, 06/01/13, Pool # 429584 ............           626,185
  4,500,000    4.125%, 04/15/14 ...........................         4,194,405
  4,355,262    5.500%, 04/01/17, Pool # 254259 ............         4,474,738
  5,289,633    5.500%, 12/01/17, Pool # 254546 ............         5,434,742
  4,355,957    5.000%, 01/01/18, Pool # 681373 ............         4,390,251
  7,790,971    5.000%, 02/01/18, Pool # 681347 ............         7,848,288
  3,975,189    5.000%, 03/01/18, Pool # 675713 ............         4,004,434
     96,442    7.500%, 07/01/23, Pool # 226065 ............           103,855
    381,399    6.500%, 05/01/28, Pool # 436779 ............           397,886
    325,632    6.500%, 09/01/28, Pool # 430877 ............           339,461
    291,380    6.500%, 10/01/28, Pool # 442329 ............           303,754
    245,342    6.500%, 06/01/29, Pool # 501319 ............           255,617
    668,586    6.500%, 06/01/29, Pool # 504545 ............           696,587
  1,603,877    6.500%, 09/01/31, Pool # 253949 ............         1,670,037
 10,048,590    5.500%, 01/01/33, Pool # 680930 ............        10,036,129
  9,067,979    5.500%, 02/01/33, Pool # 689115 ............         9,056,734
  8,992,029    4.197%, 03/01/33,
                 Pool # 681846, ARM (d) ...................         9,103,545
  7,500,000    6.000%, 04/01/33, Pool # 555528 ............         7,678,405
                                                               --------------
                                                                   90,479,585
                                                               --------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 1.91%
    385,774    7.000%, 12/15/23, Pool # 366646 ............           413,073
    158,316    7.000%, 06/15/27, Pool # 780584 ............           168,774
    612,572    7.000%, 09/15/28, Pool # 458926 ............           652,332
    822,606    6.000%, 01/15/29, Pool # 457858 ............           844,838
    358,057    7.000%, 05/15/29, Pool # 487221 ............           381,089
    392,432    7.000%, 03/15/31, Pool # 547577 ............           417,383
  1,299,427    7.000%, 02/20/32, Pool # 003202 ............         1,378,549
  3,706,215    6.000%, 01/15/33, Pool # 781547 ............         3,803,135
                                                               --------------
                                                                    8,059,173
                                                               --------------
               U.S. TREASURY BOND - 0.82%
  2,775,000    7.500%, 11/15/16 ...........................         3,450,865
                                                               --------------
               U.S. TREASURY INFLATION INDEX NOTE - 0.51%
  1,925,010    3.500%, 01/15/11 ...........................         2,144,958
                                                               --------------
               U.S. TREASURY NOTE - 0.47%
    2,000,000  2.000%, 05/15/06 ...........................         1,987,188
                                                               --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS
                 (Cost $162,015,089) ......................       161,516,197
                                                               --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.68%
    238,803    Amresco Securitized Net Interest Trust,
                 Series 1997-1, Class A
                 7.545%, 09/26/27 (b) .....................           119,402
  7,776,659    Bear Stearns Asset Backed Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33 .........................         7,772,536
  7,559,113    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (c) .....................         7,743,428

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
               CS First Boston Mortgage Securities,
$ 4,000,000      Series 1998-C2, Class A2
                 6.300%, 11/11/30 .........................    $    4,358,304
  4,070,399      Series 2002-34, Class 1A1
                 7.500%, 12/25/32 .........................         4,299,699
    236,948    First Union-Lehman Brothers
                 Commercial Mortgage, CMO,
                 Series 1997-C2, Class A2
                 6.600%, 11/18/29 .........................           238,396
               GMAC Commercial Mortgage Securities
  3,125,000      Series 2000-C3, Class A2
                 6.957%, 09/15/35 .........................         3,510,222
  4,400,000      Series 2003-C3, Class A4
                 5.023%, 04/10/40 .........................         4,358,147
  1,250,000    Morgan (J.P.) Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (c) .....................         1,369,589
  3,500,000    Morgan Stanley Capital I, CMO,
                 Series 2004-HQ3, Class A3
                 4.490%, 01/13/41 .........................         3,408,475
 12,457,755    Wells Fargo Mortgage Backed
                 Securities Trust(d) Series 2003K,
                 Class 1A2, CMO, ARM
                 4.518%, 11/25/33 (c)(d) ..................        12,208,037
                                                               --------------
               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $49,667,008) .......................        49,386,235
                                                               --------------

ASSET-BACKED SECURITIES - 5.17%
  7,500,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 .........................         7,906,534
  3,600,000    Capital One Multi-Asset Execution
                 Trust Series 2004-C1, Class C1
                 3.400%, 11/16/09 .........................         3,568,064
  1,003,540    Centex Home Equity
                 Series 2001-C, Class A3
                 4.490%, 03/25/29 .........................         1,004,627
  4,000,000    CIT Equipment Collateral
                 Series 2002-VT1, Class A4
                 4.670%, 12/21/09 .........................         4,117,074
  3,047,771    DVI Receivables
                 Series 2002-1, Class A3B
                 4.570%, 06/11/10 .........................         2,546,793
  2,700,000    WFS Financial Owner Trust
                 Series 2004-1, Class C
                 2.490%, 08/22/11 .........................         2,688,663
                                                               --------------
               TOTAL ASSET-BACKED SECURITIES
                 (Cost $22,058,979) .......................        21,831,755
                                                               --------------

FOREIGN GOVERNMENT BONDS - 1.29%
  2,200,000    Republic of Philippines
                 8.250%, 01/15/14 .........................         2,134,000
  3,350,000    United Mexican States
                 Series A, MTN
                 7.500%, 04/08/33 .........................         3,324,875
                                                               --------------
               TOTAL FOREIGN GOVERNMENT BONDS
                 (Cost $5,680,470) ........................         5,458,875
                                                               --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 30

     ABN AMRO FUNDS
-------------------

BOND FUND                                                         APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

MUNICIPAL SECURITY - 0.73%
               ILLINOIS - 0.73%
$ 3,410,000    Illinois State, Taxable Pension, GO
                 5.100%, 06/01/33 .........................    $    3,094,677
                                                               --------------
               TOTAL MUNICIPAL SECURITY
                 (Cost $3,231,169) ........................         3,094,677
                                                               --------------
   SHARES
----------

INVESTMENT COMPANY - 1.47%
  6,220,204    BlackRock Provident Institutional
                 TempCash Portfolio .......................         6,220,204
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $6,220,204) ........................         6,220,204
                                                               --------------
TOTAL INVESTMENTS - 99.47%
   (Cost $420,239,289)* ...................................       420,475,601
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.53% ..................         2,230,408
                                                               --------------
NET ASSETS - 100.00% ......................................    $  422,706,009
                                                               ==============

----------------------
  *  Aggregate cost for Federal income tax purposes is $420,239,289.

     Gross unrealized appreciation ......... $    5,624,732
     Gross unrealized depreciation .........     (5,388,420)
                                              --------------
     Net unrealized appreciation ........... $      236,312
                                              ==============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2004, these securities amounted to $19,320,599 or 4.57% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2004, this security amounted to $119,402 or 0.03% of net assets. This security has been determined by the Adviser to be illiquid.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(d) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at April 30, 2004.

     ARM Adjustable Rate Mortgage
     CMO Collateralized Mortgage Obligation
      GO General Obligation
     MTN Medium Term Note

    PORTFOLIO COMPOSITION
Investment Company ...................................      1%
U.S. Government Obligations ..........................      2%
U.S. Government Agency Obligations ...................     37%
Municipal Security ...................................      1%
Corporate Notes and Bonds (Moody's Ratings):
  Aaa ................................................     12%
  Aa .................................................      2%
  A ..................................................      9%
  Baa ................................................     20%
  Ba .................................................     12%
  NR .................................................      4%
                                                          ---
                                                          100%
                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 31

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT AND AGENCY OBLIGATIONS          43%
CORPORATE NOTES AND BONDS                       35%
COMMERCIAL MORTGAGE-BACKED SECURITIES           10%
ASSET-BACKED SECURITIES                          6%
CASH AND OTHER NET ASSETS                        4%
MUNICIPAL SECURITY                               1%
FOREIGN GOVERNMENT BOND                          1%

% OF TOTAL NET ASSETS

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.65%
               FEDERAL HOME LOAN BANK - 3.02%
$   750,000    5.875%, 11/15/07 ...........................    $      812,025
    500,000    6.500%, 08/14/09 ...........................           558,596
                                                               --------------
                                                                    1,370,621
                                                               --------------
               FEDERAL HOME LOAN MORTGAGE - 14.10%
    750,000    2.875%, 09/15/05 ...........................           759,055
    500,000    2.125%, 11/15/05 ...........................           500,320
    525,000    2.750%, 03/15/08 ...........................           510,455
    163,950    5.500%, 08/01/17,
                 Gold Pool # E90954 .......................           168,400
    955,285    5.000%, 09/01/18,
                 Gold Pool # E99582 .......................           963,136
    334,548    6.500%, 08/01/32,
                 Gold Pool # C01385 .......................           348,543
  1,360,348    5.000%, 11/01/33,
                 Gold Pool # A15349 .......................         1,320,326
  1,320,632    5.500%, 11/01/33,
                 Gold Pool # A15901 .......................         1,320,181
    500,000    5.500%, 05/15/34, TBA (a) ..................           499,375
                                                               --------------
                                                                    6,389,791
                                                               --------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 21.89%
  1,275,000    2.375%, 02/15/07 ...........................         1,254,642
    350,000    4.375%, 03/15/13 ...........................           338,397
    475,000    4.125%, 04/15/14 ...........................           442,743
    221,519    6.000%, 10/01/16, Pool # 611322 ............           231,254
    180,631    5.500%, 01/01/17, Pool # 623107 ............           185,650
    435,526    5.500%, 04/01/17, Pool # 254259 ............           447,474
    371,137    6.000%, 06/01/17, Pool # 254342 ............           387,417
    689,472    5.500%, 11/01/17, Pool # 659589 ............           708,385
    935,403    5.000%, 05/01/18, Pool # 697050 ............           942,285
    253,550    6.500%, 03/01/32, Pool # 254239 ............           264,034
    226,482    7.000%, 04/01/32, Pool # 545556 ............           239,489
    353,427    6.500%, 10/01/32, Pool # 254479 ............           368,040
    755,306    4.795%, 02/01/33,
                 Pool # 682778 ARM (c) ....................           764,973

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (CONTINUED)
$   749,336    4.197%, 03/01/33,
                 Pool # 681846, ARM (c) ...................    $      758,629
    675,000    6.000%, 04/01/33, Pool # 555528 ............           691,057
    948,708    3.774%, 05/01/33,
                 Pool # 703979 ARM (c) ....................           953,651
    968,546    5.000%, 10/01/33, Pool # 749179 ............           939,386
                                                               --------------
                                                                    9,917,506
                                                               --------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 1.68%
    515,802    3.130%, 04/16/16, Series 2003-16,
                 Class A, CMO .............................           512,327
    237,573    6.500%, 05/15/32, Pool # 584389 ............           248,313
                                                               --------------
                                                                      760,640
                                                               --------------
               U.S. TREASURY INFLATION INDEX NOTE - 0.53%
    213,890    3.500%, 01/15/11 ...........................           238,329
                                                               --------------
               U.S. TREASURY NOTES - 1.43%
    250,000    1.250%, 05/31/05 (b) .......................           249,004
    400,000    2.000%, 05/15/06 (b) .......................           397,438
                                                               --------------
                                                                      646,442
                                                               --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS
                 (Cost $19,375,901) .......................        19,323,329
                                                               --------------

CORPORATE NOTES AND BONDS - 35.18%
               BASIC MATERIALS - 1.18%
    235,000    International Paper
                 5.850%, 10/30/12 .........................           243,010
    275,000    Weyerhaeuser
                 6.000%, 08/01/06 .........................           291,815
                                                               --------------
                                                                      534,825
                                                               --------------
               COMMUNICATIONS - 2.03%
    480,000    AT&T
                 6.000%, 03/15/09 .........................           481,181
    210,000    British Sky Broadcasting
                 6.875%, 02/23/09 .........................           232,452
    225,000    Intelsat
                 6.500%, 11/01/13 .........................           206,698
                                                               --------------
                                                                      920,331
                                                               --------------
               CONSUMER CYCLICALS - 1.26%
    380,000    Newell Rubbermaid
                 4.625%, 12/15/09 .........................           379,722
    165,000    Pulte Homes
                 7.875%, 08/01/11 .........................           189,407
                                                               --------------
                                                                      569,129
                                                               --------------
               ELECTRONICS - 1.06%
    485,000    Thermo Electron, Convertible
                 3.250%, 11/01/07 .........................           480,756
                                                               --------------
               FINANCE - 13.96%
    490,000    American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07 .........................           523,800
    500,000    AmSouth Bank, Subordinated Notes
                 4.850%, 04/01/13 .........................           488,205
    500,000    BB&T, Subordinated Notes
                 4.750%, 10/01/12 .........................           492,322

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 32

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FINANCE (CONTINUED)
$   350,000    CIT Group
                 3.375%, 04/01/09 .........................    $      334,920
    310,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13 .........................           302,547
    475,000    Countrywide Home Loan, MTN,
                 Series L
                 4.000%, 03/22/11 .........................           448,979
    225,000    Credit Suisse First Boston USA
                 5.750%, 04/15/07 .........................           240,079
    465,000    Ford Motor Credit
                 5.625%, 10/01/08 .........................           474,562
    460,000    General Electric Capital, Series A,
                 MTN
                 5.000%, 06/15/07 .........................           482,693
    250,000    General Motors Acceptance
                 6.750%, 01/15/06 .........................           264,833
    250,000    Household Finance
                 4.625%, 01/15/08 .........................           257,321
    400,000    Hutchison Whampoa
                 5.450%, 11/24/10 (d) .....................           394,988
    155,000    International Lease Finance
                 5.875%, 05/01/13 .........................           162,039
    500,000    J.P. Morgan Chase, Senior Notes
                 5.350%, 03/01/07 .........................           529,108
    410,000    Marshall & Ilsley Bank
                 5.250%, 09/04/12 .........................           424,978
    240,000    SLM, MTN, Series A
                 5.625%, 04/10/07 .........................           256,688
    250,000    State Auto Financial, Senior Notes
                 6.250%, 11/15/13 .........................           248,667
                                                               --------------
                                                                    6,326,729
                                                               --------------
               FOOD AND BEVERAGES - 4.50%
    460,000    Albertson's, Senior Notes
                 6.950%, 08/01/09 .........................           508,797
    500,000    Conagra Foods
                 6.000%, 09/15/06 .........................           532,591
    500,000    General Mills
                 6.000%, 02/15/12 .........................           530,965
    450,000    Kraft Foods
                 4.625%, 11/01/06 .........................           465,688
                                                               --------------
                                                                    2,038,041
                                                               --------------
               INSURANCE - 0.61%
    285,000    Berkshire Hathaway
                 4.625%, 10/15/13 (d) .....................           276,537
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.70%
    300,000    Guidant
                 6.150%, 02/15/06 .........................           318,090
                                                               --------------
               OIL AND GAS EXTRACTION - 2.70%
    350,000    Consolidated Natural Gas, Senior
                 Notes, Series C
                 6.250%, 11/01/11 .........................           378,728
    275,000    Marathon Oil
                 5.375%, 06/01/07 .........................           290,167
    550,000    Occidental Petroleum
                 4.000%, 11/30/07 .........................           554,835
                                                               --------------
                                                                    1,223,730
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               RETAIL - 2.00%
$   535,000    AutoZone, Senior Notes
                 4.375%, 06/01/13 .........................    $      492,260
    425,000    Wal-Mart Stores
                 4.125%, 02/15/11 .........................           413,627
                                                               --------------
                                                                      905,887
                                                               --------------
               TECHNOLOGY - 2.12%
    500,000    First Data
                 3.375%, 08/01/08 .........................           491,800
    485,000    SunGard Data Systems
                 4.875%, 01/15/14 (d) .....................           466,825
                                                               --------------
                                                                      958,625
                                                               --------------
               TRANSPORTATION - 1.16%
    300,000    FedEx
                 2.650%, 04/01/07 (d) .....................           293,594
    215,000    Ryder System, Senior Notes, MTN
                 6.460%, 10/18/06 .........................           230,407
                                                               --------------
                                                                      524,001
                                                               --------------
               UTILITIES - 1.90%
    275,000    CILCORP, Senior Notes
                 8.700%, 10/15/09 .........................           325,420
    535,000    MidAmerican Energy, MTN
                 5.125%, 01/15/13 .........................           536,038
                                                               --------------
                                                                      861,458
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $16,217,888) .......................        15,938,139
                                                               --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.21%
    815,117    Bear Stearns Asset Backed Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33 .........................           814,685
    757,788    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (e) .....................           776,265
    306,583    General Electric Capital Commercial
                 Mortgage Series 2001-1, Class A1
                 6.079%, 05/15/33 .........................           327,157
  1,000,000    LB Commercial Conduit Mortgage Trust
                 Series 1999-C1, Class A2
                 6.780%, 06/15/31 .........................         1,110,014
    117,116    Master Asset Securitization Trust
                 Series 2002-8, Class 1A2, CMO
                 5.250%, 12/25/17 (e) .....................           119,274
    363,590    Washington Mutual
                 Series 2002-S8, Class 2A7, CMO
                 5.250%, 01/25/18 .........................           369,866
               Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2,
                 CMO, ARM
    431,230      Series 2003K
                 4.518%, 11/25/33 (c) .....................           422,586
    707,067      Series 2003L
                 4.605%, 11/25/33 (c) .....................           686,843
                                                               --------------
               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $4,626,404) ........................         4,626,690
                                                               --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 33

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

ASSET-BACKED SECURITIES - 5.83%
$ 1,000,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 .........................    $    1,054,205
    475,000    Capital One Multi-Asset Execution Trust
                 Series 2004-C1, Class C1
                 3.400%, 11/16/09 .........................           470,786
    435,000    Citibank Credit Card Issuance Trust
                 Series 2000-C1, Class C1
                 7.450%, 09/15/07 .........................           464,605
        101    Green Tree Home Improvement Loan
                 Trust Series 1998-E, Class HEA4
                 6.620%, 07/15/27 .........................               104
    638,432    MMCA Automobile Trust
                 Series 2001-4, Class A4
                 4.920%, 08/15/07 (e) .....................           651,156
                                                               --------------
               TOTAL ASSET-BACKED SECURITIES
                 (Cost $2,686,869) ........................         2,640,856
                                                               --------------

MUNICIPAL SECURITY - 1.08%
               ILLINOIS - 1.08%
    535,000    Illinois State, GO
                 4.350%, 06/01/18 .........................           490,996
                                                               --------------
               TOTAL MUNICIPAL SECURITY
                 (Cost $534,776) ..........................           490,996
                                                               --------------

FOREIGN GOVERNMENT BOND - 1.04%
    475,000    Ontario Province
                 2.650%, 12/15/06 .........................           470,823
                                                               --------------
               TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $476,948) ..........................           470,823
                                                               --------------

                                                                   MARKET
  SHARES                                                            VALUE
  ------                                                           ------

INVESTMENT COMPANY - 4.59%
  2,079,065    BlackRock Provident Institutional
                 TempCash Portfolio .......................    $    2,079,065
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $2,079,065) ........................         2,079,065
                                                               --------------
TOTAL INVESTMENTS - 100.58%
   (Cost $45,997,851)* ....................................        45,569,898
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.58)% ................          (263,194)
                                                               --------------
NET ASSETS - 100.00% ......................................    $   45,306,704
                                                               ==============

-----------------------
  *  Aggregate cost for Federal income tax purposes is $45,997,851.

     Gross unrealized appreciation ........  $      234,448
     Gross unrealized depreciation ........        (662,401)
                                              --------------
     Net unrealized depreciation ..........  $     (427,953)
                                              ==============

(a)  Securities purchased on a when-issued or delayed delivery basis.
(b) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.
(c) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at April 30, 2004.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2004, these securities amounted to $1,431,944 or 3.16% of net assets. These securities have been determined by the Adviser to be liquid securities.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

     ARM Adjustable Rate Mortgage
     CMO Collateralized Mortgage Obligation
      GO General Obligation
     MTN Medium Term Note
     TBA To Be Announced

    PORTFOLIO COMPOSITION
Investment Company ........................................ 5%
U.S. Government Obligations ............................... 2%
U.S. Government Agency Obligations ........................40%
Municipal Security ........................................ 1%
Corporate Notes and Bonds (Moody's Ratings):
  Aaa .....................................................13%
  Aa ...................................................... 2%
  A .......................................................16%
  Baa .....................................................16%
  Ba ...................................................... 2%
  NR ...................................................... 3%
                                                          ---
                                                          100%
                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 34

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND                                              APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BASIC MATERIALS                         16%
SERVICES CYCLICALS                      14%
ENERGY                                  13%
SERVICES NON-CYCLICALS                  11%
MEDIA                                   10%
CAPITAL GOODS                            9%
UTILITIES                                8%
OTHER CORPORATE NOTES AND BONDS          7%
TELECOMMUNICATIONS                       7%
CASH AND OTHER NET ASSETS                5%

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

CORPORATE NOTES AND BONDS - 95.12%
               BASIC MATERIALS - 15.66%
$   200,000    Abitibi-Consolidated, Yankee
                 8.550%, 08/01/10 .........................         $ 217,236
    100,000    Ainsworth Lumber
                 6.750%, 03/15/14 (a) .....................            99,500
    250,000    Arch Western Finance, Senior Notes
                 6.750%, 07/01/13 (a) .....................           258,750
    100,000    Box USA Holdings, Senior Notes,
                  Series B
                 12.000%, 06/01/06 ........................           101,750
     75,000    Cascades, Senior Notes
                 7.250%, 02/15/13 .........................            78,562
    250,000    Ethyl
                 8.875%, 05/01/10 .........................           271,250
    150,000    FMC
                 10.250%, 11/01/09 ........................           177,750
    150,000    Georgia-Pacific
                 8.125%, 05/15/11 .........................           169,875
    250,000    IPSCO, Senior Notes
                 8.750%, 06/01/13 .........................           281,250
    250,000    JSG Funding, Senior Notes
                 9.625%, 10/01/12 .........................           282,500
    275,000    Koppers
                 9.875%, 10/15/13 (a) .....................           302,500
     50,000    Lyondell Chemical
                 9.625%, 05/01/07 .........................            53,125
    100,000    Methanex, Senior Notes
                 8.750%, 08/15/12 .........................           115,000
    100,000    Nalco, Senior Notes
                 7.750%, 11/15/11 (a) .....................           105,750
    250,000    Riverside Forest Products, Senior Notes
                 7.875%, 03/01/14 (a) .....................           259,375
    250,000    Stone Container, Senior Notes
                 8.375%, 07/01/12 .........................           270,000
    225,000    Tembec Industries
                 8.500%, 02/01/11 .........................           230,625
                                                               --------------
                                                                    3,274,798
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               CAPITAL GOODS - 9.41%
$   250,000    Building Materials, Senior Notes,
                 Series B
                 8.000%, 10/15/07 .........................      $    250,625
    200,000    Crown European Holdings
                 9.500%, 03/01/11 .........................           225,250
    150,000    Greif
                 8.875%, 08/01/12 .........................           165,750
    150,000    Joy Global, Series B
                 8.750%, 03/15/12 .........................           168,750
    350,000    L-3 Communications
                 7.625%, 06/15/12 .........................           378,875
    250,000    Owens-Brockway Glass Container
                 8.750%, 11/15/12 .........................           274,375
    250,000    SPX, Senior Notes
                 6.250%, 06/15/11 .........................           250,625
    100,000    Trinity Industries, Senior Notes
                 6.500%, 03/15/14 (a) .....................            97,750
    150,000    Wabtec, Senior Notes
                 6.875%, 07/31/13 .........................           156,375
                                                               --------------
                                                                    1,968,375
                                                               --------------
               CONSUMER CYCLICALS - 2.21%
    150,000    Couche-Tard US Finance, Senior
                 Subordinated Notes
                 7.500%, 12/15/13 .........................           158,250
    100,000    Dana
                 10.125%, 03/15/10 ........................           115,000
    100,000    Michaels Stores
                 9.250%, 07/01/09 .........................           110,375
     65,000    TRW Automotive, Senior
                 Subordinated Notes
                 11.000%, 02/15/13 ........................            77,675
                                                               --------------
                                                                      461,300
                                                               --------------
               CONSUMER NON-CYCLICALS - 2.91%
    100,000    American Greetings, Senior
                 Subordinated Notes
                 11.750%, 07/15/08 ........................           117,500
    150,000    Constellation Brands, Series B
                 8.125%, 01/15/12 .........................           164,250
    100,000    Delhaize America
                 8.125%, 04/15/11 .........................           112,029
     50,000    Pinnacle Foods Holding, Senior
                 Subordinated Notes
                 8.250%, 12/01/13 (a) .....................            52,437
    150,000    Roundy's, Series B
                 8.875%, 06/15/12 .........................           163,500
                                                               --------------
                                                                      609,716
                                                               --------------
               ENERGY - 13.02%
    150,000    Bluewater Finance
                 10.250%, 02/15/12 ........................           156,000
    150,000    Chesapeake Energy, Senior Notes
                 7.500%, 09/15/13 .........................           162,750
     25,000    El Paso, Senior Notes, MTN
                 7.750%, 01/15/32 .........................            19,625
    250,000    Ferrellgas Partners Finance,
                 Senior Notes
                 8.750%, 06/15/12 .........................           275,000
    200,000    Grant Prideco, Series B
                 9.625%, 12/01/07 .........................           224,000
    100,000    Key Energy Services, Senior Notes
                 6.375%, 05/01/13 .........................            99,000
    150,000    Offshore Logistics
                 6.125%, 06/15/13 .........................           143,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 35

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND                                              APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               ENERGY (CONTINUED)
$   225,000    Parker Drilling, Subordinated Notes,
                 Convertible
                 5.500%, 08/01/04 .........................    $      223,875
    200,000    Petroleum Geo-Services, Yankee
                 10.000%, 11/05/10 ........................           219,000
    150,000    Premcor Refining Group, Senior Notes
                 6.750%, 02/01/11 .........................           156,000
    150,000    Southern Natural Gas
                 8.875%, 03/15/10 .........................           166,500
    150,000    Southern Star Central, Senior
                 Secured Notes
                 8.500%, 08/01/10 .........................           165,750
    250,000    Tesoro Petroleum
                 8.000%, 04/15/08 .........................           270,625
     50,000    Vintage Petroleum, Senior
                 Subordinated Notes
                 7.875%, 05/15/11 .........................            53,250
    125,000    Western Oil Sands
                 8.375%, 05/01/12 .........................           142,188
    100,000    Westport Resources
                 8.250%, 11/01/11 .........................           112,750
               Williams Cos.,
     25,000      Debentures, Series A
                 7.500%, 01/15/31 .........................            23,500
    100,000      Senior Notes
                 8.625%, 06/01/10 .........................           110,500
                                                               --------------
                                                                    2,723,563
                                                               --------------
               MEDIA - 10.18%
    100,000    Cablevision Systems, Senior Notes
                 5.660%, 04/01/09 (a) .....................           103,500
     75,000    Charter Communications Holdings &
                 Charter Communication Holdings
                 Capital, Senior Notes
                 10.750%, 10/01/09 ........................            66,187
    125,000    Charter Communications Holdings II,
                 Senior Notes
                 10.250%, 09/15/10 (a) ....................           129,375
     50,000    Charter Communications Operating &
                 Charter Communications Operating
                 Capital Senior Notes
                 8.000%, 04/30/12 (a) .....................            49,500
    200,000    CSC Holdings, Senior Notes
                 7.250%, 07/15/08 .........................           209,500
    175,000    Dex Media East/Dex Media East
                 Finance
                 12.125%, 11/15/12 ........................           203,875
    250,000    DirecTV Holdings Finance
                 8.375%, 03/15/13 .........................           280,625
    100,000    Houghton Mifflin, Senior
                 Subordinated Notes
                 9.875%, 02/01/13 .........................            99,250
    100,000    Lamar Media
                 7.250%, 01/01/13 .........................           108,000
               PanAmSat
    100,000      6.375%, 01/15/08 .........................           103,500
    125,000      8.500%, 02/01/12 .........................           141,875
               RH Donnelly Finance, Senior
                 Subordinated Notes
    100,000      10.875%, 12/15/12 (a) ....................           119,500
     25,000      10.875%, 12/15/12 ........................            29,875
    100,000    Sinclair Broadcast Group
                 8.000%, 03/15/12 .........................           106,750

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               MEDIA (CONTINUED)
$   250,000    Vivendi Universal, Senior Notes
                 6.250%, 07/15/08 .........................    $      262,188
     98,000    Yell Finance, Senior Notes
                 10.750%, 08/01/11 ........................           115,395
                                                               --------------
                                                                    2,128,895
                                                               --------------
               REAL ESTATE - 0.53%
    100,000    CBRE Escrow, Senior Notes
                 9.750%, 05/15/10 .........................           112,000
                                                               --------------
               SERVICES CYCLICALS - 13.68%
    180,000    AMC Entertainment, Senior
                 Subordinated Notes
                 9.500%, 02/01/11 .........................           189,000
    275,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07 .........................           304,562
    100,000    CHC Helicopter
                 7.375%, 05/01/14 (a) .....................           101,750
    250,000    Continental Airlines
                 8.000%, 12/15/05 .........................           238,750
    150,000    D.R. Horton, Senior Notes
                 6.875%, 05/01/13 .........................           157,500
     50,000    Horseshoe Gaming Holding, Series B
                 8.625%, 05/15/09 .........................            52,500
    105,000    Iron Mountain
                 8.625%, 04/01/13 .........................           112,875
    150,000    K. Hovnanian Enterprises, Senior
                 Subordinated Notes
                 7.750%, 05/15/13 .........................           154,875
    200,000    Meritage, Senior Notes
                 9.750%, 06/01/11 .........................           223,750
    275,000    MGM Mirage
                 9.750%, 06/01/07 .........................           312,125
    100,000    Petroleum Helicopters, Series B
                 9.375%, 05/01/09 .........................           106,500
    100,000    Pinnacle Entertainment, Series B
                 9.250%, 02/15/07 .........................           103,000
    100,000    Resorts International Hotel and Casino
                 11.500%, 03/15/09 ........................           112,000
    125,000    River Rock Entertainment Authority,
                 Senior Notes
                 9.750%, 11/01/11 (a) .....................           133,750
    200,000    Seneca Gaming, Senior Notes
                 7.250%, 05/01/12 (a) .....................           200,000
     75,000    Six Flags, Senior Notes
                 8.875%, 02/01/10 .........................            76,688
    150,000    Standard-Pacific, Senior Notes
                 7.750%, 03/15/13 .........................           156,375
     75,000    Trump Casino Holdings & Trump
                 Casino Funding
                 11.625%, 03/15/10 ........................            76,313
     50,000    United Rentals, North America
                 6.500%, 02/15/12 (a) .....................            48,500
                                                               --------------
                                                                    2,860,813
                                                               --------------
               SERVICES NON-CYCLICALS - 11.26%
    100,000    Allied Waste North America,
                 Senior Notes
                 7.875%, 04/15/13 .........................           108,000
    150,000    Bio-Rad Laboratories, Senior
                 Subordinated Notes
                 7.500%, 08/15/13 .........................           162,750
    200,000    Coventry Health Care, Senior Notes
                 8.125%, 02/15/12 .........................           226,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 36

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND                                              APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               SERVICES NON-CYCLICALS (CONTINUED)
$   350,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 .........................    $      381,062
    150,000    Hanger Orthopedic Group
                 10.375%, 02/15/09 ........................           168,000
    100,000    HCA
                 8.750%, 09/01/10 .........................           114,886
    250,000    IASIS Healthcare
                 13.000%, 10/15/09 ........................           278,125
    175,000    Matria Healthcare
                 11.000%, 05/01/08 ........................           197,094
    100,000    NeighborCare, Senior Subordinated
                 Notes
                 6.875%, 11/15/13 (a) .....................           102,500
    107,000    Pacificare Health Systems
                 10.750%, 06/01/09 ........................           124,922
    100,000    Pharma Services Intermediate
                 Holding, Senior Notes
                 5.690%, 04/01/14 (a)(b) ..................            57,750
    150,000    Quintiles Transnational, Senior
                 Subordinated Notes
                 10.000%, 10/01/13 (a) ....................           156,000
    250,000    Triad Hospitals, Series B
                 8.750%, 05/01/09 .........................           278,438
                                                               --------------
                                                                    2,355,527
                                                               --------------
               TECHNOLOGY AND ELECTRONICS - 1.33%
    100,000    PerkinElmer
                 8.875%, 01/15/13 .........................           114,500
    150,000    Unisys, Senior Notes
                 8.125%, 06/01/06 .........................           163,500
                                                               --------------
                                                                      278,000
                                                               --------------
               TELECOMMUNICATIONS - 7.42%
     33,000    Alamosa Delaware
                 11.000%, 07/31/10 ........................            35,970
    125,000    Citizens Communications
                 9.250%, 05/15/11 .........................           131,724
    250,000    eircom, Senior Subordinated Notes
                 8.250%, 08/15/13 .........................           271,250
    185,000    Nextel Communications, Senior Notes,
                 Convertible
                 5.250%, 01/15/10 .........................           187,313
    175,000    Nortel Networks
                 6.125%, 02/15/06 .........................           173,906
    150,000    NTL Cable, Senior Notes
                 8.750%, 04/15/14 (a) .....................           155,625
    300,000    Qwest Services
                 14.000%, 12/15/14 (a) ....................           359,250
    250,000    Rogers Wireless
                 6.375%, 03/01/14 (a) .....................           236,250
                                                               --------------
                                                                    1,551,288
                                                               --------------
               UTILITIES - 7.51%
    200,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17 .........................           228,100
    100,000    Dynegy Holdings
                 10.125%, 07/15/13 (a) ....................           110,000
    148,500    Homer City Funding
                 8.137%, 10/01/19 .........................           163,721
    250,000    Illinova, First Mortgage
                 11.500%, 12/15/10 ........................           297,500
    100,000    MSW Energy Holdings/MSW Energy
                 Finance
                 8.500%, 09/01/10 .........................           109,000

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               UTILITIES (CONTINUED)
$   200,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13 (a) .....................    $      222,000
    175,000    NRG Energy, Senior Secured Notes
                 8.000%, 12/15/13 (a) .....................           177,188
    200,000    PG&E
                 6.875%, 07/15/08 (a) .....................           214,000
     50,000    Sierra Pacific Power
                 General Refunding Mortgage
                 6.250%, 04/15/12 (a) .....................            49,375
                                                               --------------
                                                                    1,570,884
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $19,467,492) .......................        19,895,159
                                                               --------------
  SHARES
  ------

INVESTMENT COMPANIES - 5.29%
  1,078,739    BlackRock Provident Institutional
                 TempCash Portfolio .......................         1,078,739
     28,801    BlackRock Provident Institutional
                 TempFund Portfolio .......................            28,801
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $1,107,540) ........................         1,107,540
                                                               --------------
TOTAL INVESTMENTS - 100.41%
   (Cost $20,575,032)* ....................................        21,002,699
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.41)% ................           (86,744)
                                                               --------------
NET ASSETS - 100.00% ......................................    $   20,915,955
                                                               ==============

-----------------------
  *  Aggregate cost for Federal income tax purposes is $20,575,032.

     Gross unrealized appreciation .........  $     510,480
     Gross unrealized depreciation .........        (82,813)
                                              -------------
     Net unrealized appreciation ...........  $     427,667
                                              =============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2004, these securities amounted to $3,901,875 or 18.66% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.00% until April 2009 and 11.50% thereafter. Interest rate presented represents annualized yield at time of purchase.

     MTN Medium Term Note

    PORTFOLIO COMPOSITION
Investment Companies .................................      5%
Corporate Notes and Bonds (Moody's Ratings):
  Baa ................................................      2%
  Ba .................................................     41%
  B ..................................................     42%
  Caa ................................................      8%
  NR .................................................      2%
                                                          ---
                                                          100%
                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 37

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND                                               APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GENERAL OBLIGATIONS BONDS       27%
EDUCATION                       20%
UTILITIES                       14%
TRANSPORTATION                  10%
MEDICAL                         10%
POLLUTION                        5%
OTHER MUNICIPAL SECURITIES       5%
WATER                            3%
HOUSING                          3%
CASH AND OTHER NET ASSETS        3%

% OF TOTAL NET ASSETS (RATINGS UNAUDITED)

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

MUNICIPAL SECURITIES - 97.01%
               ALABAMA - 2.07%
$ 1,000,000    Birmingham Industrial Water Board
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (a) .....................    $    1,100,700
                                                               --------------
               ARIZONA - 5.38%
  1,000,000    Glendale Water and Sewer RB
                 Sub Lien
                 5.000%, 07/01/14
                 Insured: AMBAC ...........................         1,073,600
  1,000,000    Phoenix Civic Improvement
                 Wastewater Systems RB
                 5.250%, 07/01/11
                 Insured: FGIC ............................         1,110,550
               Salt River Project, Agricultural
                 Improvement and Power District
                 Electric System RB
    240,000      Unrefunded, Series A
                 5.500%, 01/01/05 .........................           246,699
    210,000      Pre-refunded, Series A, ETM
                 5.500%, 01/01/05 .........................           215,804
    200,000    Tucson Water RB
                 5.400%, 07/01/05 .........................           209,134
                                                               --------------
                                                                    2,855,787
                                                               --------------
               COLORADO - 2.11%
  1,000,000    Colorado Department of Transportation
                 RB, Federal Highway Grant
                 Anticipation Notes, Series A
                 5.500%, 06/15/12
                 Insured: MBIA ............................         1,119,890
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               CONNECTICUT - 3.18%
$ 1,545,000    New Haven, GO
                 5.000%, 05/01/09
                 Insured: MBIA ............................    $    1,688,685
                                                               --------------
               DISTRICT OF COLUMBIA - 1.32%
    640,000    District of Columbia RB
                 Smithsonian Institute, Series A
                 5.375%, 11/01/15 .........................           698,637
                                                               --------------
               FLORIDA - 2.43%
    500,000    Fort Pierce Utilities Authority RB
                 5.000%, 10/01/14
                 Insured: AMBAC ...........................           537,230
    750,000    Palm Beach County
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11 .........................           754,852
                                                               --------------
                                                                    1,292,082
                                                               --------------
               GEORGIA - 2.05%
    500,000    Cartersville Development Authority
                 Water & Wastewater
                 Facilities RB, Series A,
                 Anheuser-Busch Cos., AMT,
                 7.375%, 05/01/09 .........................           593,015
               State of Georgia, GO
    250,000      Series A
                 6.100%, 03/01/05 .........................           259,902
    200,000      Series D
                 6.700%, 08/01/09 .........................           235,616
                                                               --------------
                                                                    1,088,533
                                                               --------------
               IDAHO - 2.31%
  1,000,000    Idaho Health Facilities Authority RB
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 (a) .....................         1,226,220
                                                               --------------
               ILLINOIS - 12.95%
    250,000    Chicago Public Building Commission RB
                 School Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC ............................           269,872
    375,000    DuPage County, Jail Project, GO
                 5.600%, 01/01/21 .........................           415,729
  1,000,000    Illinois Development Finance Authority RB
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC ............................         1,126,830
  1,635,000    Illinois Health Facilities Authority RB
                 Loyola University, Series A
                 Pre-refunded 07/01/07
                 5.000%, 07/01/24
                 Insured: MBIA ............................         1,788,510
  1,000,000    Illinois State, GO, First Series
                 5.500%, 04/01/13
                 Insured: FSA .............................         1,123,820
  1,000,000    Lake County Township High School
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09 .........................         1,280,170
    785,000    University of Illinois RB, Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC ............................           870,942
                                                               --------------
                                                                    6,875,873
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 38

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND                                               APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               INDIANA - 1.52%
$   700,000    Indianapolis Public Improvement RB
                 Series B
                 6.000%, 01/10/20 .........................    $      805,658
                                                               --------------
               KANSAS - 4.23%
  1,000,000    Burlington Environmental Improvement RB
                 Kansas City Power & Light Project,
                 Series B,  Mandatory Put 10/01/07
                 4.750%, 09/01/15 .........................         1,059,220
  1,020,000    Butler & Sedgwick Counties
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA .............................         1,186,372
                                                               --------------
                                                                    2,245,592
                                                               --------------
               MASSACHUSETTS - 4.96%
    500,000    Massachusetts State Construction Lien
                 Series C, GO
                 5.250%, 08/01/17 .........................           540,700
  1,000,000    Massachusetts State Grant
                 Anticipation RB, Federal Highway
                 Grant Anticipation Notes, Series A
                 5.250%, 12/15/08 .........................         1,096,190
  1,000,000    Massachusetts State Housing Finance
                 Agency RB, Insured Construction
                 Loan Series A, AMT
                 1.950%, 12/01/05
                 Insured: FSA .............................           998,920
                                                               --------------
                                                                    2,635,810
                                                               --------------
               MICHIGAN - 0.85%
    400,000    Michigan Municipal Bond Authority RB
                 Drinking Water Revolving Fund
                 5.500%, 10/01/16 .........................           451,104
                                                               --------------
               MISSISSIPPI - 0.74%
    350,000    State of Mississippi
                 Capital Improvements Issue,
                 Series I, GO
                 5.750%, 11/01/09 (a) .....................           394,411
                                                               --------------
               MISSOURI - 2.05%
  1,000,000    St. Louis County Parkway School
                 District 2, GO(a)
                 5.000%, 03/01/12
                 Insured: FSA .............................         1,086,840
                                                               --------------
               NEBRASKA - 1.03%
    500,000    Omaha Public Power District
                 Electric RB, Series C
                 5.400%, 02/01/08 .........................           547,495
                                                               --------------
               NEVADA - 4.61%
  1,000,000    Clark County PCR, Southern
                 California Edison
                 Series C, Remarketed, AMT
                 3.250%, 06/01/31 .........................           980,250
    350,000    Clark County, School District, GO
                 Pre-refunded 12/15/04
                 6.400%, 06/15/06
                 Insured: FGIC ............................           365,071

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               NEVADA (CONTINUED)
$ 1,010,000    Nevada State Highway Improvement RB
                 Motor Vehicle Fuel Tax
                 5.000%, 12/01/11
                 Insured: MBIA ............................    $    1,100,870
                                                               --------------
                                                                    2,446,191
                                                               --------------
               NEW YORK - 0.99%
    500,000    New York, GO
                 Series A
                 6.000%, 08/01/05 .........................           526,675
                                                               --------------
               OHIO - 3.04%
  1,500,000    Ohio State Water Development
                 Authority RB
                 5.000%, 12/01/06 .........................        1,614,600
                                                               --------------
               OKLAHOMA - 5.63%
               Oklahoma City, GO
  1,000,000      5.500%, 07/01/11 .........................         1,120,210
    240,000      5.550%, 08/01/11 .........................           269,902
    500,000    Oklahoma Housing Development
                 Authority RB, Obligation Lease
                 Purchase Program, Series A
                 5.100%, 11/01/05 .........................           519,255
  1,000,000    Tulsa Industrial Authority RB
                 St. John's Medical Center
                 Project, Pre-refunded 02/15/06
                 6.250%, 02/15/17 .........................         1,077,480
                                                               --------------
                                                                    2,986,847
                                                               --------------
               RHODE ISLAND - 2.37%
  1,175,000    Rhode Island State and Providence
                 Plantations Consolidated Capital
                 Development Loan, Series B, GO
                 5.000%, 11/01/06
                 Insured: FGIC ............................         1,258,096
                                                               --------------
               TENNESSEE - 4.57%
  1,250,000    Montgomery County, GO
                 5.000%, 05/01/14
                 Insured: FGIC ............................         1,344,625
  1,000,000    State of Tennessee, Series A, GO
                 5.000%, 05/01/13 .........................         1,081,150
                                                               --------------
                                                                    2,425,775
                                                               --------------
               TEXAS - 12.22%
  1,000,000    Dallas Waterworks & Sewer System RB
                 Refunding and Improvement,
                 Series A
                 5.000%, 10/01/12 .........................         1,081,880
    480,000    Frisco Independent School District, GO
                 7.000%, 08/15/10
                 Insured: PSF .............................           576,312
    200,000    Humble Independent School
                 District Refunding Series II, GO
                 5.500%, 02/15/10
                 Insured: PSF .............................           222,740
    550,000    Plano Independent School District, GO
                 5.000%, 02/15/09
                 Insured: PSF .............................           597,069
  1,250,000    Port of Houston Authority, Harris
                 County Airport Improvement,
                 Series B, GO, AMT
                 5.250%, 10/01/11
                 Insured: FGIC ............................         1,359,263

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 39

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND                                               APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               TEXAS (CONTINUED)
$   210,000    Tarrant County Health Facilities
                 Development Health System RB,
                 Series A
                 5.500%, 02/15/05
                 Insured: MBIA ............................    $      216,533
    500,000    Texas Municipal Power Agency RB
                 Series E
                 5.500%, 09/01/10
                 Insured: MBIA ............................           558,955
    715,000    Texas State Turnpike Authority
                 Central Texas Turnpike System RB
                 BAN, Second Tier
                 5.000%, 06/01/08 .........................           774,838
  1,000,000    University of Texas RB
                 Financing System, Series B
                 5.250%, 08/15/12 .........................         1,098,370
                                                               --------------
                                                                    6,485,960
                                                               --------------
               UTAH - 1.37%
    300,000    Intermountain Power Agency
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA .............................           334,404
    350,000    Utah State Building Ownership
                 Authority Lease RB,
                 Series A, State Facilities Master
                 Lease Program
                 5.500%, 05/15/11
                 Insured: FSA .............................           391,426
                                                               --------------
                                                                      725,830
                                                               --------------
               VIRGINIA - 5.35%
  1,315,000    Chesterfield County, GO
                 5.750%, 01/15/10 .........................         1,488,961
  1,000,000    Virginia Commonwealth Transportation
                 Board RB Federal Highway
                 Reimbursement
                 5.000%, 10/01/08 .........................         1,094,910
    250,000    Virginia State Housing Development
                 RB Authority,  Commonwealth
                 Mortgage, Series H, Sub-Series H2
                 4.750%, 07/01/07 .........................           258,568
                                                               --------------
                                                                    2,842,439
                                                               --------------
               WASHINGTON - 1.82%
    500,000    Port of Seattle Special Facilities RB
                 Seattle-Tacoma Fuel Facilities, AMT
                 5.000%, 06/01/11
                 Insured: MBIA ............................           533,375
    400,000    Thurston County, GO
                 Tumwater School District No. 033
                 5.000%, 12/01/13
                 Insured: FSA .............................           432,532
                                                               --------------
                                                                      965,907
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               WISCONSIN - 5.86%
$ 1,500,000    Eau Claire Area School District, GO
                 5.000%, 04/01/08
                 Insured: FGIC ............................    $    1,623,555
  1,345,000    State of Wisconsin, Series 3, GO
                 5.300%, 11/01/12
                 Insured: MBIA-IBC ........................         1,488,162
                                                               --------------
                                                                    3,111,717
                                                               --------------
               TOTAL MUNICIPAL SECURITIES
                 (Cost $49,995,859)                                51,503,354
                                                               --------------
  SHARES
  ------

INVESTMENT COMPANY - 2.40%
  1,276,277    Blackrock Provident Institutional
                 MuniCash Portfolio .......................         1,276,277
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $1,276,277) ........................         1,276,277
                                                               --------------
TOTAL INVESTMENTS - 99.41%
   (Cost $51,272,136)* ....................................        52,779,631
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.59% ..................           313,836
                                                               --------------
NET ASSETS - 100.00% ......................................    $   53,093,467
                                                               ==============

-----------------------
  *  Aggregate cost for Federal income tax purposes is $51,272,136.

     Gross unrealized appreciation ........   $   1,876,885
     Gross unrealized depreciation ........        (369,390)
                                              --------------
     Net unrealized appreciation ..........   $   1,507,495
                                              ==============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

   AMBAC American Municipal Bond Assurance Corp.
     AMT Alternative Minimum Tax
     BAN Bond Anticipation Note
     ETM Escrowed to Maturity
    FGIC Financial Guaranty Insurance Co.
     FSA Financial Security Assurance, Inc.
      GO General Obligation
     IBC Insured Bond Certificate
    MBIA MBIA Insurance Corporation
     PCR Pollution Control Revenue
     PSF Permanent School Fund
      RB Revenue Bond

    PORTFOLIO COMPOSITION
Investment Company ..................................       2%
Municipal Securities (Moody's Ratings):
  Aaa ...............................................      69%
  Aa ................................................      21%
  A .................................................       4%
  Baa ...............................................       2%
  Bbb ...............................................       2%
                                                          ---
                                                          100%
                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 40

     ABN AMRO FUNDS
-------------------

INVESTOR MONEY MARKET FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET-BACKED SECURITIES                 25%
CERTIFICATES OF DEPOSIT                 21%
BANKS                                   19%
FINANCIAL SERVICES                      13%
U.S. GOVERNMENT AGENCY OBLIGATIONS      10%
INSURANCE                                4%
AIRLINES                                 4%
BANK NOTE                                3%
CASH AND OTHER NET ASSETS                1%

% OF TOTAL NET ASSETS

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

COMMERCIAL PAPER (A) - 65.03%
               AIRLINES - 3.99%
$ 8,000,000    International Lease Finance
                 1.020%, 05/18/04 .........................    $    7,996,146
                                                               --------------
               ASSET-BACKED (B) - 25.32%
  3,763,000    Barton Capital
                 1.080%, 07/14/04 .........................         3,754,646
  8,000,000    CRC Funding
                 1.030%, 05/14/04 .........................         7,997,024
  5,000,000    Edison Asset Securitization
                 1.050%, 06/21/04 .........................         4,992,562
  8,000,000    FCAR Owner Trust
                 1.040%, 05/17/04 .........................         7,996,302
  9,000,000    Giro-Multifunding
                 1.030%, 05/20/04 .........................         8,995,108
  3,000,000    Jupiter Securitization
                 1.040%, 05/12/04 .........................         2,999,047
  5,000,000    Park Avenue Receivables
                 1.030%, 05/06/04 .........................         4,999,285
  2,000,000    Receivables Capital
                 1.040%, 05/17/04 .........................         1,999,076
               Yorktown Capital
  2,056,000      1.030%, 05/13/04 .........................         2,055,294
  5,014,000      1.030%, 05/14/04 .........................         5,012,135
                                                               --------------
                                                                   50,800,479
                                                               --------------
               BANKS - 18.54%
  3,000,000    ANZ (DE)
                 1.060%, 07/07/04 .........................         2,994,082
               Barclays Bank (NY)
  1,000,000      1.030%, 05/24/04 .........................           999,342
  1,300,000      1.040%, 06/04/04 .........................         1,298,643
  7,000,000    CDC IXIS Capital Markets
                 1.030%, 05/21/04 .........................         6,995,995
  4,700,000    Danske
               1.020%, 05/19/04 ...........................         4,697,603

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               BANKS (CONTINUED)
               Depfa Bank
$ 3,000,000      1.055%, 06/18/04 .........................    $    2,995,780
  2,000,000      1.085%, 10/18/04 .........................         1,989,753
  2,000,000      1.190%, 11/23/04 .........................         1,986,381
  5,747,000    HBOS Treasury Services
                 1.040%, 05/26/04 .........................         5,742,849
  2,500,000    Societe Generale (NY)
                 1.030%, 05/04/04 .........................         2,499,785
  5,000,000    UBS Finance (DE)
                 1.050%, 06/04/04 .........................         4,995,042
                                                               --------------
                                                                   37,195,255
                                                               --------------
               FINANCIAL SERVICES - 12.70%
  9,500,000    American Express Credit
                 1.020%, 05/04/04 .........................        9,499,193
  2,000,000    General Electric Capital
                 1.120%, 10/05/04 .........................         1,990,231
  7,000,000    Merrill Lynch
                 1.030%, 05/03/04 .........................         6,999,599
  7,000,000    Morgan Stanley
                 1.030%, 05/26/04 .........................         6,994,993
                                                               --------------
                                                                   25,484,016
                                                               --------------
               INSURANCE - 4.48%
  2,000,000    ING (US) Funding
                 1.200%, 07/06/04 .........................         1,995,600
  7,000,000    Prudential Funding
                 1.030%, 05/12/04 .........................         6,997,797
                                                               --------------
                                                                    8,993,397
                                                               --------------
               TOTAL COMMERCIAL PAPER
                 (Cost $130,469,293) ......................       130,469,293
                                                               --------------

CERTIFICATES OF DEPOSIT - 20.69%
  3,000,000    Abbey National Treasury Services
                 1.120%, 09/27/04 .........................         3,000,061
               BNP Paribas (NY)
  3,500,000      1.025%, 05/11/04 .........................         3,499,994
  2,000,000      1.390%, 08/27/04 .........................         2,001,219
               Fortis Bank (NY)
  5,000,000      1.205%, 05/14/04 .........................         5,000,009
  2,000,000      1.160%, 10/04/04 .........................         2,000,086
  3,000,000    Halifax Bank of Scotland (NY)
                 1.085%, 05/11/04 .........................         3,000,004
  8,000,000    Harris Trust & Savings
                 1.020%, 05/11/04 .........................         8,000,000
  2,000,000    Regions Bank
                 1.160%, 10/15/04 .........................         2,000,000
               Royal Bank of Scotland (NY)
  3,000,000      1.120%, 09/07/04 .........................         2,999,964
  2,000,000      1.390%, 09/07/04 .........................         2,001,626
  2,000,000    Southwest Bank
                 1.080%, 07/13/04 .........................         2,000,000
  3,000,000    Svenska Handelsbanken (NY)
                 1.260%, 06/29/04 .........................         3,000,049
  3,000,000    West Deutsche Landesbank (NY)
                 1.220%, 05/25/04 .........................         3,000,020
                                                               --------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $41,503,032) .......................        41,503,032
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 41

     ABN AMRO FUNDS
-------------------

INVESTOR MONEY MARKET FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 10.45%
               FEDERAL HOME LOAN MORTGAGE - 8.96%
$ 6,000,000    0.940%, 05/04/04 ...........................    $    5,999,530
  2,000,000    1.180%, 05/06/04 ...........................         1,999,672
  5,000,000    1.050%, 05/10/04 ...........................         4,998,688
  3,000,000    1.200%, 09/09/04 ...........................         2,986,900
  2,000,000    1.140%, 10/18/04 ...........................         1,989,233
                                                               --------------
                                                                   17,974,023
                                                               --------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 1.49%
  3,000,000    1.200%, 08/20/04 ...........................         2,988,900
                                                               --------------
               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS
                 (Cost $20,962,923) .......................        20,962,923
                                                               --------------

BANK NOTE - 2.49%
  5,000,000    U.S. Bank
                 1.170%, 11/17/04 .........................         5,000,537
                                                               --------------
               TOTAL BANK NOTE
                 (Cost $5,000,537) ........................         5,000,537
                                                               --------------
  SHARES
  ------

INVESTMENT COMPANY - 1.29%
  2,586,798    BlackRock Provident Institutional
                 TempFund Portfolio .......................         2,586,798
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $2,586,798) ........................         2,586,798
                                                               --------------
TOTAL INVESTMENTS - 99.95%
   (Cost $200,522,583)* ...................................       200,522,583
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.05% ..................           100,374
                                                               --------------
NET ASSETS - 100.00% ......................................    $  200,622,957
                                                               ==============

--------------------------
  * At April 30, 2004, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2004, these securities amounted to $50,800,479 or 25.32% of net assets. These securities have been determined by the Adviser to be liquid securities.

    (DE) Delaware
    (NY) New York
    (US) United States


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 42

                       This page intentionally left blank.

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
STATEMENT OF  ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           MONTAG
                                                                        GROWTH           & CALDWELL        TAMRO LARGE
                                                                         FUND            GROWTH FUND      CAP VALUE FUND
                                                                    ---------------    ---------------    ---------------
ASSETS:
Investments:
        Investments at cost .....................................   $ 1,137,421,217    $ 2,946,932,883    $    10,986,916
        Net unrealized appreciation (depreciation) ..............       167,059,369        416,229,750          1,151,098
                                                                    ---------------    ---------------    ---------------
          Total investments at value ............................     1,304,480,586      3,363,162,633         12,138,014

Cash ............................................................                50                 --                 --
Receivables:
        Dividends and interest ..................................           209,526          3,586,523             14,530
        Dividend reclaims .......................................                --                 --                 --
        Fund shares sold ........................................         2,147,232          4,288,322             80,750
        Investments sold ........................................                --         83,462,448                 --
        Due from Adviser, net (Note F) ..........................                --                 --                 --
Other assets ....................................................            28,952             77,311                230
                                                                    ---------------    ---------------    ---------------
          Total assets ..........................................     1,306,866,346      3,454,577,237         12,233,524
                                                                    ---------------    ---------------    ---------------
LIABILITIES:
Payables:
        Investments purchased ...................................                --         55,030,924            330,014
        Fund shares redeemed ....................................         1,234,945         11,151,351              2,122
        Due to Adviser, net (Note F) ............................           756,171          1,826,515              2,108
        Administration fees (Note F) ............................            56,741            147,373              1,329
        Distribution fees (Note F) ..............................            33,879             35,606                407
        Shareholder service fees (Note F) .......................                40                 --                 --
        Trustees fees (Note F) ..................................             8,089             21,110                 72
Accrued expenses and other payables .............................           197,629            396,542              8,146
                                                                    ---------------    ---------------    ---------------
          Total liabilities .....................................         2,287,494         68,609,421            344,198
                                                                    ---------------    ---------------    ---------------
NET ASSETS ......................................................   $ 1,304,578,852    $ 3,385,967,816    $    11,889,326
                                                                    ===============    ===============    ===============

NET ASSETS CONSIST OF:
    Paid in capital .............................................   $ 1,195,072,593    $ 3,419,711,343    $    11,701,874
    Accumulated undistributed net investment income (loss) ......        (1,000,641)           645,027              4,845
    Accumulated net realized gain (loss) on investments and
       foreign currency transactions ............................       (56,552,469)      (450,618,304)          (968,491)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency        167,059,369        416,229,750          1,151,098
                                                                    ---------------    ---------------    ---------------
        TOTAL NET ASSETS ........................................   $ 1,304,578,852    $ 3,385,967,816    $    11,889,326
                                                                    ===============    ===============    ===============
CLASS N:
    Net Assets ..................................................   $   968,778,090    $ 1,025,201,644    $    11,889,326
    Shares of beneficial interest outstanding ...................        44,672,083         46,461,643          1,057,518
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $         21.69    $         22.07    $         11.24
                                                                    ===============    ===============    ===============
CLASS I:
    Net Assets ..................................................   $   335,002,552    $ 2,360,381,175    $            --
    Shares of beneficial interest outstanding ...................        15,285,991        106,535,275                 --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $         21.92    $         22.16    $            --
                                                                    ===============    ===============    ===============
CLASS C:
    Net Assets ..................................................   $       192,197    $            --    $            --
    Shares of beneficial interest outstanding ...................             8,956                 --                 --
        NET ASSET VALUE Offering price per share*
          (Net Assets/Shares Outstanding) .......................   $         21.46    $            --    $            --
                                                                    ===============    ===============    ===============
CLASS R:
    Net Assets ..................................................   $       606,013    $       384,997    $            --
    Shares of beneficial interest outstanding ...................            28,041             17,505                 --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $         21.61    $         21.99    $            --
                                                                    ===============    ===============    ===============


                                                                         VALUE         VEREDUS SELECT        MID CAP
                                                                         FUND           GROWTH FUND           FUND
                                                                    ---------------    ---------------    ---------------
ASSETS:
Investments:
        Investments at cost .....................................   $   190,707,659    $     2,411,849    $   272,780,323
        Net unrealized appreciation (depreciation) ..............        26,701,169            (41,776)        43,658,660
                                                                    ---------------    ---------------    ---------------
          Total investments at value ............................       217,408,828          2,370,073        316,438,983

Cash ............................................................                --                 --          2,366,289
Receivables:
        Dividends and interest ..................................           417,550                437            433,495
        Dividend reclaims .......................................             1,453                 --                 --
        Fund shares sold ........................................           231,434              4,556          2,651,777
        Investments sold ........................................           979,194                 --          1,638,081
        Due from Adviser, net (Note F) ..........................                --              3,396                 --
Other assets ....................................................             4,971              6,012              4,538
                                                                    ---------------    ---------------    ---------------
          Total assets ..........................................       219,043,430          2,384,474        323,533,163
                                                                    ---------------    ---------------    ---------------
LIABILITIES:
Payables:
        Investments purchased ...................................         1,691,822                 --          9,750,035
        Fund shares redeemed ....................................            19,178                 --            800,534
        Due to Adviser, net (Note F) ............................           104,530                 --            190,914
        Administration fees (Note F) ............................            10,952                679             13,560
        Distribution fees (Note F) ..............................             7,500                 84             10,860
        Shareholder service fees (Note F) .......................                --                 --                 --
        Trustees fees (Note F) ..................................             1,347                 15              1,915
Accrued expenses and other payables .............................            28,982              4,043             69,230
                                                                    ---------------    ---------------    ---------------
          Total liabilities .....................................         1,864,311              4,821         10,837,048
                                                                    ---------------    ---------------    ---------------
NET ASSETS ......................................................   $   217,179,119    $     2,379,653    $   312,696,115
                                                                    ===============    ===============    ===============

NET ASSETS CONSIST OF:
    Paid in capital .............................................   $   205,378,247    $     2,638,847    $   258,229,668
    Accumulated undistributed net investment income (loss) ......           190,301             (9,324)          (326,631)
    Accumulated net realized gain (loss) on investments and
       foreign currency transactions ............................       (15,090,598)          (208,094)        11,134,418
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency         26,701,169            (41,776)        43,658,660
                                                                    ---------------    ---------------    ---------------
        TOTAL NET ASSETS ........................................   $   217,179,119    $     2,379,653    $   312,696,115
                                                                    ===============    ===============    ===============
CLASS N:
    Net Assets ..................................................   $   217,179,119    $     2,379,653    $   312,696,115
    Shares of beneficial interest outstanding ...................        20,512,798            245,208         13,671,033
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $         10.59    $          9.70    $         22.87
                                                                    ===============    ===============    ===============
CLASS I:
    Net Assets ..................................................   $            --    $            --    $            --
    Shares of beneficial interest outstanding ...................                --                 --                 --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $            --    $            --    $            --
                                                                    ===============    ===============    ===============
CLASS C:
    Net Assets ..................................................   $            --    $            --    $            --
    Shares of beneficial interest outstanding ...................                --                 --                 --
        NET ASSET VALUE Offering price per share*
          (Net Assets/Shares Outstanding) .......................   $            --    $            --    $            --
                                                                    ===============    ===============    ===============
CLASS R:
    Net Assets ..................................................   $            --    $            --    $            --
    Shares of beneficial interest outstanding ...................                --                 --                 --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $            --    $            --    $            --
                                                                    ===============    ===============    ===============

                                                                                          VEREDUS
                                                                      TAMRO SMALL        AGGRESSIVE         REAL ESTATE
                                                                       CAP FUND          GROWTH FUND           FUND
                                                                    ---------------    ---------------    ---------------
ASSETS:
Investments:
        Investments at cost .....................................   $    86,930,577    $   551,771,916    $    45,965,711
        Net unrealized appreciation (depreciation) ..............         3,782,422         32,628,022          7,206,712
                                                                    ---------------    ---------------    ---------------
          Total investments at value ............................        90,712,999        584,399,938         53,172,423

Cash ............................................................                --                 --                677
Receivables:
        Dividends and interest ..................................             3,905             18,526             50,676
        Dividend reclaims .......................................                --                 --                 --
        Fund shares sold ........................................         1,734,562          2,907,234            149,286
        Investments sold ........................................         1,957,479            360,538                 --
        Due from Adviser, net (Note F) ..........................                --                 --                 --
Other assets ....................................................             1,562             13,154              1,241
                                                                    ---------------    ---------------    ---------------
          Total assets ..........................................        94,410,507        587,699,390         53,374,303
                                                                    ---------------    ---------------    ---------------
LIABILITIES:
Payables:
        Investments purchased ...................................                --          1,740,000                 --
        Fund shares redeemed ....................................           170,992            686,344                289
        Due to Adviser, net (Note F) ............................            61,702            525,908             43,029
        Administration fees (Note F) ............................             4,882             28,571              3,049
        Distribution fees (Note F) ..............................             3,290             17,735              1,843
        Shareholder service fees (Note F) .......................                --                 --                 --
        Trustees fees (Note F) ..................................               601              3,957                350
Accrued expenses and other payables .............................            25,293            188,718              7,413
                                                                    ---------------    ---------------    ---------------
          Total liabilities .....................................           266,760          3,191,233             55,973
                                                                    ---------------    ---------------    ---------------
NET ASSETS ......................................................   $    94,143,747    $   584,508,157    $    53,318,330
                                                                    ===============    ===============    ===============

NET ASSETS CONSIST OF:
    Paid in capital .............................................   $    79,735,799    $   679,399,054    $    44,755,961
    Accumulated undistributed net investment income (loss) ......          (304,901)        (3,488,369)           651,874
    Accumulated net realized gain (loss) on investments and
       foreign currency transactions ............................        10,930,427       (124,030,550)           703,813
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency          3,782,422         32,628,022          7,206,682
                                                                    ---------------    ---------------    ---------------
        TOTAL NET ASSETS ........................................   $    94,143,747    $   584,508,157    $    53,318,330
                                                                    ===============    ===============    ===============
CLASS N:
    Net Assets ..................................................   $    94,143,747    $   492,524,510    $    53,318,330
    Shares of beneficial interest outstanding ...................         6,207,216         32,696,705          4,587,037
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $         15.17    $         15.06    $         11.62
                                                                    ===============    ===============    ===============
CLASS I:
    Net Assets ..................................................   $            --    $    91,983,647    $            --
    Shares of beneficial interest outstanding ...................                --          6,061,823                 --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $            --    $         15.17    $            --
                                                                    ===============    ===============    ===============
CLASS C:
    Net Assets ..................................................   $            --    $            --    $            --
    Shares of beneficial interest outstanding ...................                --                 --                 --
        NET ASSET VALUE Offering price per share*
          (Net Assets/Shares Outstanding) .......................   $            --    $            --    $            --
                                                                    ===============    ===============    ===============
CLASS R:
    Net Assets ..................................................   $            --    $            --    $            --
    Shares of beneficial interest outstanding ...................                --                 --                 --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $            --    $            --    $            --
                                                                    ===============    ===============    ===============


                                                                        VEREDUS
                                                                      SCITECH FUND
                                                                    ---------------
ASSETS:
Investments:
        Investments at cost .....................................   $     8,304,801
        Net unrealized appreciation (depreciation) ..............          (402,888)
                                                                    ---------------
          Total investments at value ............................
                                                                          7,901,913
Cash ............................................................               783
Receivables:
        Dividends and interest ..................................               387
        Dividend reclaims .......................................                --
        Fund shares sold ........................................             6,720
        Investments sold ........................................                --
        Due from Adviser, net (Note F) ..........................                --
Other assets ....................................................               129
                                                                    ---------------
          Total assets ..........................................         7,909,932
                                                                    ---------------
LIABILITIES:
Payables:
        Investments purchased ...................................                --
        Fund shares redeemed ....................................            92,853
        Due to Adviser, net (Note F) ............................             2,379
        Administration fees (Note F) ............................             1,123
        Distribution fees (Note F) ..............................               287
        Shareholder service fees (Note F) .......................                --
        Trustees fees (Note F) ..................................                54
Accrued expenses and other payables .............................               757
                                                                    ---------------
          Total liabilities .....................................            97,453
                                                                    ---------------
NET ASSETS ......................................................   $     7,812,479
                                                                    ===============

NET ASSETS CONSIST OF:
    Paid in capital .............................................   $     9,620,851
    Accumulated undistributed net investment income (loss) ......           (50,954)
    Accumulated net realized gain (loss) on investments and
       foreign currency transactions ............................        (1,354,530)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency           (402,888)
                                                                    ---------------
        TOTAL NET ASSETS ........................................   $     7,812,479
                                                                    ===============
CLASS N:
    Net Assets ..................................................   $     7,812,479
    Shares of beneficial interest outstanding ...................         1,130,379
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $          6.91
                                                                    ===============
CLASS I:
    Net Assets ..................................................   $            --
    Shares of beneficial interest outstanding ...................                --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $            --
                                                                    ===============
CLASS C:
    Net Assets ..................................................   $            --
    Shares of beneficial interest outstanding ...................                --
        NET ASSET VALUE Offering price per share*
          (Net Assets/Shares Outstanding) .......................   $            --
                                                                    ===============
CLASS R:
    Net Assets ..................................................   $            --
    Shares of beneficial interest outstanding ...................                --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $            --
                                                                    ===============

---------------------------
  * Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 44 - 45

     ABN AMRO Funds
-------------------

                                                                  APRIL 30, 2004
STATEMENT OF  ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                                        MONTAG           GLOBAL
                                                                     EQUITY PLUS      BALANCED        & CALDWELL        EMERGING
                                                                        FUND            FUND         BALANCED FUND    MARKETS FUND
                                                                    -------------   -------------    -------------    -------------
ASSETS:
Investments:
        Investments at cost .....................................   $  40,960,901   $ 217,100,309    $ 221,650,558    $   4,919,083
        Net unrealized appreciation (depreciation) ..............      15,401,506      28,490,337       23,826,730          238,043
                                                                    -------------   -------------    -------------    -------------
          Total investments at value ............................      56,362,407     245,590,646      245,477,288        5,157,126
Cash ............................................................              --              21            1,170               --
Foreign currency (Cost $7,197) ..................................              --              --               --            7,361
Receivables:
        Dividends and interest ..................................          75,783         986,651        1,268,028           22,179
        Fund shares sold ........................................             861         300,744          276,812               --
        Investments and foreign currency sold ...................       1,900,330      55,409,810        4,121,798          121,827
        Due from Adviser, net (Note F) ..........................              --              --               --            3,240
Other assets ....................................................          20,852           7,642            5,933              126
                                                                    -------------   -------------    -------------    -------------
          Total assets ..........................................      58,360,233     302,295,514      251,151,029        5,311,859
                                                                    -------------   -------------    -------------    -------------

LIABILITIES:
Payables:
        Dividend distribution ...................................              --              --               --               --
        Investments purchased ...................................              --         247,979        2,388,505               --
        Fund shares redeemed ....................................          13,120         213,184       10,835,714               --
        Due to Adviser, net (Note F) ............................          20,991         178,794          155,095               --
        Administration fees (Note F) ............................           4,387          19,797           12,486            3,479
        Distribution fees (Note F) ..............................              --          10,517            3,624               --
        Trustees fees (Note F) ..................................             383           1,900            1,540               36
Accrued expenses and other payables .............................           5,709          36,476           44,518           20,283
                                                                    -------------   -------------    -------------    -------------
          Total liabilities .....................................          44,590         708,647       13,441,482           23,798
                                                                    -------------   -------------    -------------    -------------
NET ASSETS ......................................................   $  58,315,643   $ 301,586,867    $ 237,709,547    $   5,288,061
                                                                    =============   =============    =============    =============

NET ASSETS CONSIST OF:
    Paid in capital .............................................   $  35,298,562   $ 266,381,269    $ 249,483,034    $   5,000,000
    Accumulated undistributed net investment income (loss) ......          53,948         (17,832)        (479,728)          14,866
    Accumulated net realized gain (loss) on investments
       and foreign currency transactions ........................       7,561,627       6,733,093      (35,120,489)          35,797
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency       15,401,506      28,490,337       23,826,730          237,398
                                                                    -------------   -------------    -------------    -------------
        TOTAL NET ASSETS ........................................   $  58,315,643   $ 301,586,867    $ 237,709,547    $   5,288,061
                                                                    =============   =============    =============    =============
CLASS N:
    Net Assets ..................................................   $          --   $ 301,586,867    $ 105,059,566    $          --
    Shares of beneficial interest outstanding ...................              --      26,839,611        6,520,564               --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $          --   $       11.24    $       16.11    $          --
                                                                    =============   =============    =============    =============
CLASS I:
    Net Assets ..................................................   $  58,315,643$             --    $ 132,649,981    $   5,288,061
    Shares of beneficial interest outstanding ...................       4,899,323              --        8,231,086          500,000
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $       11.90   $          --    $       16.12    $       10.58
                                                                    =============   =============    =============    =============

                                                                                     INVESTMENT
                                                                       BOND          GRADE BOND       HIGH YIELD        MUNICIPAL
                                                                       FUND             FUND           BOND FUND        BOND FUND
                                                                   -------------    -------------    -------------    -------------
ASSETS:
Investments:
        Investments at cost .....................................  $ 420,239,289    $  45,997,851    $  20,575,032    $  51,272,136
        Net unrealized appreciation (depreciation) ..............        236,312         (427,953)         427,667        1,507,495
                                                                   -------------    -------------    -------------    -------------
          Total investments at value ............................    420,475,601       45,569,898       21,002,699       52,779,631
Cash ............................................................             --               --               --               43
Foreign currency (Cost $7,197) ..................................             --               --               --               --
Receivables:
        Dividends and interest ..................................      4,534,842          352,050          449,052          718,262
        Fund shares sold ........................................        355,267              207               --          148,814
        Investments and foreign currency sold ...................        159,626               --          105,663               --
        Due from Adviser, net (Note F) ..........................             --               --              173               --
Other assets ....................................................         11,666            1,673           11,379            1,182
                                                                   -------------    -------------    -------------    -------------
          Total assets ..........................................    425,537,002       45,923,828       21,568,966       53,647,932
                                                                   -------------    -------------    -------------    -------------

LIABILITIES:
Payables:
        Dividend distribution ...................................        995,666           85,057          121,107           81,037
        Investments purchased ...................................      1,091,108          504,667          521,719               --
        Fund shares redeemed ....................................        499,957            7,956            2,003          438,783
        Due to Adviser, net (Note F) ............................        128,481           12,569               --           11,562
        Administration fees (Note F) ............................         24,196            5,805            5,848            4,881
        Distribution fees (Note F) ..............................          6,087               30              364               --
        Trustees fees (Note F) ..................................          2,653              283              129              333
Accrued expenses and other payables .............................         82,845              757            1,841           17,869
                                                                   -------------    -------------    -------------    -------------
          Total liabilities .....................................      2,830,993          617,124          653,011          554,465
                                                                   -------------    -------------    -------------    -------------
NET ASSETS ......................................................  $ 422,706,009    $  45,306,704    $  20,915,955    $  53,093,467
                                                                   =============    =============    =============    =============

NET ASSETS CONSIST OF:
    Paid in capital .............................................  $ 425,609,295    $  45,640,237    $  20,455,484    $  51,379,617
    Accumulated undistributed net investment income (loss) ......     (2,203,121)        (341,848)        (103,901)              --
    Accumulated net realized gain (loss) on investments
       and foreign currency transactions ........................       (936,477)         436,268          136,705          206,355
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency         236,312         (427,953)         427,667        1,507,495
                                                                   -------------    -------------    -------------    -------------
        TOTAL NET ASSETS ........................................  $ 422,706,009    $  45,306,704    $  20,915,955    $  53,093,467
                                                                   =============    =============    =============    =============
CLASS N:
    Net Assets ..................................................  $ 177,440,781    $     866,030    $  10,562,071    $  53,093,467
    Shares of beneficial interest outstanding ...................     17,805,674           92,045        1,033,344        5,132,754
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................  $        9.97    $        9.41    $       10.22    $       10.34
                                                                   =============    =============    =============    =============
CLASS I:
    Net Assets ..................................................  $ 245,265,228    $  44,440,674    $  10,353,884    $          --
    Shares of beneficial interest outstanding ...................     24,612,667        4,723,452        1,013,054               --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................  $        9.97    $        9.41    $       10.22    $          --
                                                                   =============    =============    =============    =============

                                                                      INVESTOR
                                                                    MONEY MARKET
                                                                        FUND
                                                                    -------------
ASSETS:
Investments:
        Investments at cost .....................................   $ 200,522,583
        Net unrealized appreciation (depreciation) ..............              --
                                                                    -------------
          Total investments at value ............................     200,522,583
Cash ............................................................              --
Foreign currency (Cost $7,197) ..................................              --
Receivables:
        Dividends and interest ..................................         208,520
        Fund shares sold ........................................          83,028
        Investments and foreign currency sold ...................              --
        Due from Adviser, net (Note F) ..........................              --
Other assets ....................................................          13,048
                                                                    -------------
          Total assets ..........................................     200,827,179
                                                                    -------------

LIABILITIES:
Payables:
        Dividend distribution ...................................          78,494
        Investments purchased ...................................              --
        Fund shares redeemed ....................................          30,782
        Due to Adviser, net (Note F) ............................          69,002
        Administration fees (Note F) ............................           9,379
        Distribution fees (Note F) ..............................              --
        Trustees fees (Note F) ..................................           1,282
Accrued expenses and other payables .............................          15,283
                                                                    -------------
          Total liabilities .....................................         204,222
                                                                    -------------
NET ASSETS ......................................................   $ 200,622,957
                                                                    =============

NET ASSETS CONSIST OF:
    Paid in capital .............................................   $ 200,622,957
    Accumulated undistributed net investment income (loss) ......              --
    Accumulated net realized gain (loss) on investments
       and foreign currency transactions ........................              --
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency               --
                                                                    -------------
        TOTAL NET ASSETS ........................................   $ 200,622,957
                                                                    =============
CLASS N:
    Net Assets ..................................................   $ 200,622,957
    Shares of beneficial interest outstanding ...................     200,623,108
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $        1.00
                                                                    =============
CLASS I:
    Net Assets ..................................................   $          --
    Shares of beneficial interest outstanding ...................              --
        NET ASSET VALUE Offering and redemption price per share
          (Net Assets/Shares Outstanding) .......................   $          --
                                                                    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 46 - 47

     ABN AMRO FUNDS
-------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                             MONTAG
                                                                              GROWTH       & CALDWELL     TAMRO LARGE
                                                                               FUND        GROWTH FUND   CAP VALUE FUND
                                                                           ------------    ------------   ------------
INVESTMENT INCOME:
     Dividends .........................................................   $  5,379,228    $ 19,620,353   $     96,317
     Less: foreign taxes withheld ......................................             --              --         (1,098)
     Interest ..........................................................             --           1,864             --
                                                                           ------------    ------------   ------------
      Total investment income ..........................................      5,379,228      19,622,217         95,219
                                                                           ------------    ------------   ------------
EXPENSES:
     Investment advisory fees (Note F) .................................      4,338,901      10,675,764         41,166
     Distribution expenses (Note F)(a) .................................      1,184,506       1,244,509         12,864
     Shareholder service fees (Note F) .................................            207              --             --
     Transfer agent fees ...............................................        301,384         435,859         14,503
     Administration fees (Note F) ......................................        323,467         857,777          3,909
     Registration expenses .............................................         32,307          27,299          6,400
     Custodian fees ....................................................         36,825          78,629          6,310
     Professional fees .................................................         28,905          66,075          6,752
     Trustees fees (Note F) ............................................         18,127          46,794            162
     Other expenses ....................................................        115,240         122,384            839
                                                                           ------------    ------------   ------------
      Total expenses before waivers ....................................      6,379,869      13,555,090         92,905
                                                                           ------------    ------------   ------------
      Less: Investment advisory fees waived (Note F) ...................             --              --        (31,155)
      Less: Expenses reimbursed (Note F) ...............................             --              --             --
                                                                           ------------    ------------   ------------
      Net expenses .....................................................      6,379,869      13,555,090         61,750
                                                                           ------------    ------------   ------------

NET INVESTMENT INCOME (LOSS) ...........................................     (1,000,641)      6,067,127         33,469
                                                                           ------------    ------------   ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments ..................................     13,329,472      42,550,774        495,009
     Net realized loss on foreign currency transactions ................             --              --             --
     Net change in unrealized appreciation (depreciation) on investments     16,158,972     156,527,413        331,679
     Net change in unrealized depreciation on translation of
      assets and liabilities denominated in foreign currency ...........             --              --             --
                                                                           ------------    ------------   ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............     29,488,444     199,078,187        826,688
                                                                           ------------    ------------   ------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $ 28,487,803    $205,145,314   $    860,157
                                                                           ============    ============   ============


                                                                               VALUE      VEREDUS SELECT      MID CAP
                                                                               FUND         GROWTH FUND        FUND
                                                                           ------------    ------------    ------------
INVESTMENT INCOME:
     Dividends .........................................................   $  2,405,913    $      5,452    $  1,183,502
     Less: foreign taxes withheld ......................................        (19,657)             --          (7,412)
     Interest ..........................................................             --              25              --
                                                                           ------------    ------------    ------------
      Total investment income ..........................................      2,386,256           5,477       1,176,090
                                                                           ------------    ------------    ------------
EXPENSES:
     Investment advisory fees (Note F) .................................        840,740           9,109         892,625
     Distribution expenses (Note F)(a) .................................        262,731           2,846         287,260
     Shareholder service fees (Note F) .................................             --              --              --
     Transfer agent fees ...............................................          7,981           8,779         180,889
     Administration fees (Note F) ......................................         57,023           1,427          60,682
     Registration expenses .............................................          7,899           7,500          14,998
     Custodian fees ....................................................         19,749           6,744          14,554
     Professional fees .................................................         10,191           6,584          10,617
     Trustees fees (Note F) ............................................          2,997              34           3,399
     Other expenses ....................................................         16,634              37          37,697
                                                                           ------------    ------------    ------------
      Total expenses before waivers ....................................      1,225,945          43,060       1,502,721
                                                                           ------------    ------------    ------------
      Less: Investment advisory fees waived (Note F) ...................       (238,076)         (9,109)             --
      Less: Expenses reimbursed (Note F) ...............................             --         (19,150)             --
                                                                           ------------    ------------    ------------
      Net expenses .....................................................        987,869          14,801       1,502,721
                                                                           ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) ...........................................      1,398,387          (9,324)       (326,631)
                                                                           ------------    ------------    ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments ..................................      6,430,624         280,580      11,915,629
     Net realized loss on foreign currency transactions ................             --              --              --
     Net change in unrealized appreciation (depreciation) on investments     12,467,861        (193,737)     12,578,118
     Net change in unrealized depreciation on translation of
      assets and liabilities denominated in foreign currency ...........             --              --              --
                                                                           ------------    ------------    ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............     18,898,485          86,843      24,493,747
                                                                           ------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $ 20,296,872    $     77,519    $ 24,167,116
                                                                           ============    ============    ============

                                                                                            VEREDUS
                                                                           TAMRO SMALL     AGGRESSIVE      REAL ESTATE
                                                                            CAP FUND       GROWTH FUND         FUND
                                                                           ------------    ------------    ------------
INVESTMENT INCOME:
     Dividends .........................................................   $    153,229    $    615,728    $  1,413,045
     Less: foreign taxes withheld ......................................             --              --          (8,801)
     Interest ..........................................................            182              --              --
                                                                           ------------    ------------    ------------
      Total investment income ..........................................        153,411         615,728       1,404,244
                                                                           ------------    ------------    ------------
EXPENSES:
     Investment advisory fees (Note F) .................................        335,965       2,934,454         271,963
     Distribution expenses (Note F)(a) .................................         93,324         619,921          67,991
     Shareholder service fees (Note F) .................................             --              --              --
     Transfer agent fees ...............................................         43,220         258,805          15,520
     Administration fees (Note F) ......................................         20,664         154,522          15,055
     Registration expenses .............................................          8,103          18,397           7,247
     Custodian fees ....................................................          8,430          27,839           7,853
     Professional fees .................................................          7,899          16,974          10,554
     Trustees fees (Note F) ............................................          1,173           8,793             768
     Other expenses ....................................................          5,201          62,722           1,800
                                                                           ------------    ------------    ------------
      Total expenses before waivers ....................................        523,979       4,102,427         398,751
                                                                           ------------    ------------    ------------
      Less: Investment advisory fees waived (Note F) ...................        (38,697)             --         (26,162)
      Less: Expenses reimbursed (Note F) ...............................             --              --              --
                                                                           ------------    ------------    ------------
      Net expenses .....................................................        485,282       4,102,427         372,589
                                                                           ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) ...........................................       (331,871)     (3,486,699)      1,031,655
                                                                           ------------    ------------    ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments ..................................     10,948,250      58,193,714         562,203
     Net realized loss on foreign currency transactions ................             --              --          (2,954)
     Net change in unrealized appreciation (depreciation) on investments     (5,988,062)    (64,540,029)       (527,788)
     Net change in unrealized depreciation on translation of
      assets and liabilities denominated in foreign currency ...........             --              --              (2)
                                                                           ------------    ------------    ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      4,960,188      (6,346,315)         31,459
                                                                           ------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $  4,628,317    $ (9,833,014)   $  1,063,114
                                                                           ============    ============    ============


                                                                             VEREDUS
                                                                           SCITECH FUND
                                                                           ------------
INVESTMENT INCOME:
     Dividends .........................................................   $      3,200
     Less: foreign taxes withheld ......................................             --
     Interest ..........................................................            813
                                                                           ------------
      Total investment income ..........................................          4,013
                                                                           ------------
EXPENSES:
     Investment advisory fees (Note F) .................................         34,355
     Distribution expenses (Note F)(a) .................................          8,589
     Shareholder service fees (Note F) .................................             --
     Transfer agent fees ...............................................         13,631
     Administration fees (Note F) ......................................          2,891
     Registration expenses .............................................          8,000
     Custodian fees ....................................................          8,390
     Professional fees .................................................          6,653
     Trustees fees (Note F) ............................................            113
     Other expenses ....................................................             70
                                                                           ------------
      Total expenses before waivers ....................................         82,692
                                                                           ------------
      Less: Investment advisory fees waived (Note F) ...................        (27,725)
      Less: Expenses reimbursed (Note F) ...............................             --
                                                                           ------------
      Net expenses .....................................................         54,967
                                                                           ------------

NET INVESTMENT INCOME (LOSS) ...........................................        (50,954)
                                                                           ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments ..................................        233,200
     Net realized loss on foreign currency transactions ................             --
     Net change in unrealized appreciation (depreciation) on investments       (760,065)
     Net change in unrealized depreciation on translation of
      assets and liabilities denominated in foreign currency ...........             --
                                                                           ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............       (526,865)
                                                                           ------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $   (577,819)
                                                                           ============

------------------------------
(a) Distribution expense is incurred at the Class N level for all funds except Growth Fund and Montag & Caldwell Growth Fund. The distribution expense for Class N, C and R of the Growth Fund is $1,183,038, $622 and $846, respectively. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $1,243,688 and $821, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 48 - 49

     ABN AMRO FUNDS
-------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
STATEMENT OF OPERATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                                                                             MONTAG
                                                                           EQUITY PLUS       BALANCED      & CALDWELL
                                                                              FUND             FUND       BALANCED FUND
                                                                           ------------    ------------    ------------
INVESTMENT INCOME:
     Dividends .........................................................   $    661,301    $    960,001    $    981,711
     Less: foreign taxes withheld ......................................             --              --              --
     Interest ..........................................................             --       2,471,621       1,979,861
                                                                           ------------    ------------    ------------
      Total investment income ..........................................        661,301       3,431,622       2,961,572
                                                                           ------------    ------------    ------------
EXPENSES:
     Investment advisory fees (Note F) .................................        146,697       1,104,694         938,836
     Distribution expenses (Note F) ....................................             --         394,533         134,144
     Transfer agent fees ...............................................         13,705          29,861          29,271
     Administration fees (Note F) ......................................         21,576          91,900          67,730
     Registration expenses .............................................          7,500          10,800          10,901
     Custodian fees ....................................................         11,551          18,610          14,640
     Professional fees .................................................          7,861          12,021          10,915
     Trustees fees (Note F) ............................................          1,019           4,448           3,498
     Other expenses ....................................................          9,800           5,955          25,776
                                                                           ------------    ------------    ------------
      Total expenses before waivers ....................................        219,709       1,672,822       1,235,711
                                                                           ------------    ------------    ------------
      Less: Investment advisory fees waived (Note F) ...................             --              --              --
      Less: Expenses reimbursed (Note F) ...............................             --              --              --
                                                                           ------------    ------------    ------------
      Net expenses .....................................................        219,709       1,672,822       1,235,711
                                                                           ------------    ------------    ------------

NET INVESTMENT INCOME ..................................................        441,592       1,758,800       1,725,861
                                                                           ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments ..................................      8,101,008      20,334,299       3,974,876
     Net realized loss on foreign currency transactions ................             --              --              --
     Net change in unrealized appreciation (depreciation) on investments     (4,544,388)    (14,699,089)      5,058,744
     Net change in unrealized depreciation on translation of
      assets and liabilities denominated in foreign currency ...........             --              --              --
                                                                           ------------    ------------    ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      3,556,620       5,635,210       9,033,620
                                                                           ------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $  3,998,212    $  7,394,010    $ 10,759,481
                                                                           ============    ============    ============

                                                                              GLOBAL                        INVESTMENT
                                                                             EMERGING          BOND         GRADE BOND
                                                                          MARKETS FUND(A)      FUND            FUND
                                                                           ------------    ------------    ------------
INVESTMENT INCOME:
     Dividends .........................................................   $     58,647    $     68,939    $      3,320
     Less: foreign taxes withheld ......................................         (5,419)             --              --
     Interest ..........................................................            289      11,202,436         975,236
                                                                           ------------    ------------    ------------
      Total investment income ..........................................         53,517      11,271,375         978,556
                                                                           ------------    ------------    ------------
EXPENSES:
     Investment advisory fees (Note F) .................................         29,322       1,266,321         151,306
     Distribution expenses (Note F) ....................................             --         232,507             874
     Transfer agent fees ...............................................          8,287          55,940          17,475
     Administration fees (Note F) ......................................          5,684         128,402          18,080
     Registration expenses .............................................          6,750          16,749          12,650
     Custodian fees ....................................................         17,888          20,733           8,592
     Professional fees .................................................          5,285          14,643           7,196
     Trustees fees (Note F) ............................................            128           6,234             656
     Other expenses ....................................................          3,291          28,995           7,708
                                                                           ------------    ------------    ------------
      Total expenses before waivers ....................................         76,635       1,770,524         224,537
                                                                           ------------    ------------    ------------
      Less: Investment advisory fees waived (Note F) ...................        (29,322)       (409,841)        (70,983)
      Less: Expenses reimbursed (Note F) ...............................         (8,662)             --              --
                                                                           ------------    ------------    ------------
      Net expenses .....................................................         38,651       1,360,683         153,554
                                                                           ------------    ------------    ------------

NET INVESTMENT INCOME ..................................................         14,866       9,910,692         825,002
                                                                           ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments ..................................         43,355       2,086,080         427,093
     Net realized loss on foreign currency transactions ................         (7,558)             --              --
     Net change in unrealized appreciation (depreciation) on investments        238,043      (4,120,458)       (832,271)
     Net change in unrealized depreciation on translation of
      assets and liabilities denominated in foreign currency ...........           (645)             --              --
                                                                           ------------    ------------    ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............        273,195      (2,034,378)       (405,178)
                                                                           ------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $    288,061    $  7,876,314    $    419,824
                                                                           ============    ============    ============

                                                                                                             INVESTOR
                                                                            HIGH YIELD      MUNICIPAL      MONEY MARKET
                                                                            BOND FUND       BOND FUND          FUND
                                                                           ------------    ------------    ------------
INVESTMENT INCOME:
     Dividends .........................................................   $      1,858    $      7,633    $     22,983
     Less: foreign taxes withheld ......................................             --              --              --
     Interest ..........................................................        757,477         963,245       1,288,183
                                                                           ------------    ------------    ------------
      Total investment income ..........................................        759,335         970,878       1,311,166
                                                                           ------------    ------------    ------------
EXPENSES:
     Investment advisory fees (Note F) .................................         47,578         154,763         488,404
     Distribution expenses (Note F) ....................................         13,415          20,699              --
     Transfer agent fees ...............................................         16,212          19,411          44,458
     Administration fees (Note F) ......................................         12,740          17,234          64,203
     Registration expenses .............................................         11,498           7,350           9,050
     Custodian fees ....................................................          7,487           6,912          17,864
     Professional fees .................................................          9,861           7,508          10,779
     Trustees fees (Note F) ............................................            276             767           3,295
     Other expenses ....................................................            250           5,640           2,455
                                                                           ------------    ------------    ------------
      Total expenses before waivers ....................................        119,317         240,284         640,508
                                                                           ------------    ------------    ------------
      Less: Investment advisory fees waived (Note F) ...................        (47,578)       (111,314)             --
      Less: Expenses reimbursed (Note F) ...............................           (173)             --              --
                                                                           ------------    ------------    ------------
      Net expenses .....................................................         71,566         128,970         640,508
                                                                           ------------    ------------    ------------

NET INVESTMENT INCOME ..................................................        687,769         841,908         670,658
                                                                           ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments ..................................        177,715         206,823              --
     Net realized loss on foreign currency transactions ................             --              --              --
     Net change in unrealized appreciation (depreciation) on investments         42,991      (1,092,985)             --
     Net change in unrealized depreciation on translation of
      assets and liabilities denominated in foreign currency ...........             --              --              --
                                                                           ------------    ------------    ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............        220,706        (886,162)             --
                                                                           ------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $    908,475    $    (44,254)   $    670,658
                                                                           ============    ============    ============

-------------------------------
(a) ABN AMRO Global Emerging Markets Fund commenced investment operations on November 4, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 50 - 51

     ABN AMRO FUNDS
-------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   MONTAG & CALDWELL
                                                                   GROWTH FUND                        GROWTH FUND
                                                     ----------------------------------    ----------------------------------
                                                    SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                     APRIL 30, 2004      OCTOBER 31,       APRIL 30, 2004      OCTOBER 31,
                                                       (UNAUDITED)           2003            (UNAUDITED)           2003
                                                     ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $ 1,151,473,692    $   758,790,307    $ 3,119,097,639    $ 2,039,159,595
                                                     ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .................        (1,000,641)          (437,651)         6,067,127         12,638,064
    Net realized gain (loss) on investments sold .        13,329,472         (9,815,604)        42,550,774        (77,376,486)
    Net change in unrealized appreciation
       (depreciation) on investments .............        16,158,972        145,348,289        156,527,413        317,517,283
                                                     ---------------    ---------------    ---------------    ---------------
       Net increase in net assets from operations         28,487,803        135,095,034        205,145,314        252,778,861
                                                     ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ...................................                --                 --           (785,236)                --
       Class I ...................................                --                 --         (6,130,282)       (14,063,027)
       Class R ...................................                --                 --               (218)                --
                                                     ---------------    ---------------    ---------------    ---------------
          Total distributions ....................                --                 --         (6,915,736)       (14,063,027)
                                                     ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ...................................       212,691,701        415,516,936        189,261,776        471,910,796
       Class I ...................................        65,519,480        124,356,714        340,486,715        941,725,557
       Class C ...................................            53,714            121,800                 --                 --
       Class R ...................................           509,227            100,000            257,516            100,000
    Proceeds from reinvestment of distributions:
       Class N ...................................                --                 --            721,333                 --
       Class I ...................................                --                 --          5,403,122         12,488,146
       Class R ...................................                --                 --                218                 --
    Cost of shares redeemed:
       Class N ...................................      (145,039,572)      (247,186,209)      (192,731,854)      (293,689,766)
       Class I ...................................        (9,104,449)       (35,317,890)      (274,756,769)      (291,312,523)
       Class C ...................................                --             (3,000)                --                 --
       Class R ...................................           (12,744)                --             (1,458)                --
    Redemption in Kind(a):
       Class N ...................................                --                 --                 --                 --
                                                     ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from
              capital share transactions .........       124,617,357        257,588,351         68,640,599        841,222,210
                                                     ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in net assets        153,105,160        392,683,385        266,870,177      1,079,938,044
                                                     ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $ 1,304,578,852    $ 1,151,473,692    $ 3,385,967,816    $ 3,119,097,639
                                                     ===============    ===============    ===============    ===============
    (A) Undistributed net investment income (loss)   $    (1,000,641)  $             --    $       645,027    $     1,493,636
                                                     ===============    ===============    ===============    ===============

                                                              TAMRO LARGE CAP
                                                                 VALUE FUND                               VALUE FUND
                                                     ----------------------------------       ----------------------------------
                                                    SIX MONTHS ENDED      YEAR ENDED         SIX MONTHS ENDED      YEAR ENDED
                                                     APRIL 30, 2004       OCTOBER 31,         APRIL 30, 2004       OCTOBER 31,
                                                       (UNAUDITED)           2003               (UNAUDITED)            2003
                                                     ---------------    ---------------       ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $     8,886,900    $     9,632,094       $   195,852,532    $   111,817,351
                                                     ---------------    ---------------       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .................            33,469             95,391             1,398,387          2,591,099
    Net realized gain (loss) on investments sold .           495,009            842,557(a)          6,430,624         (1,175,639)
    Net change in unrealized appreciation
       (depreciation) on investments .............           331,679          1,115,771            12,467,861         25,715,225
                                                     ---------------    ---------------       ---------------    ---------------
       Net increase in net assets from operations            860,157          2,053,719            20,296,872         27,130,685
                                                     ---------------    ---------------       ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ...................................           (34,789)          (107,255)           (1,408,564)        (2,671,906)
       Class I ...................................                --                 --                    --                 --
       Class R ...................................                --                 --                    --                 --
                                                     ---------------    ---------------       ---------------    ---------------
          Total distributions ....................           (34,789)          (107,255)           (1,408,564)        (2,671,906)
                                                     ---------------    ---------------       ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ...................................         2,928,132          4,276,041             9,386,172         68,352,733
       Class I ...................................                --                 --                    --                 --
       Class C ...................................                --                 --                    --                 --
       Class R ...................................                --                 --                    --                 --
    Proceeds from reinvestment of distributions:
       Class N ...................................            33,100            105,278               434,889            869,446
       Class I ...................................                --                 --                    --                 --
       Class R ...................................                --                 --                    --                 --
    Cost of shares redeemed:
       Class N ...................................          (784,174)        (3,157,775)           (7,382,782)        (9,645,777)
       Class I ...................................                --                 --                    --                 --
       Class C ...................................                --                 --                    --                 --
       Class R ...................................                --                 --                    --                 --
    Redemption in Kind(a):
       Class N ...................................                --         (3,915,202)                   --                 --
                                                     ---------------    ---------------       ---------------    ---------------
          Net increase (decrease) from
              capital share transactions .........         2,177,058         (2,691,658)            2,438,279         59,576,402
                                                     ---------------    ---------------       ---------------    ---------------
          Total increase (decrease) in net assets          3,002,426           (745,194)           21,326,587         84,035,181
                                                     ---------------    ---------------       ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $    11,889,326    $     8,886,900       $   217,179,119    $   195,852,532
                                                     ===============    ===============       ===============    ===============
    (A) Undistributed net investment income (loss)   $         4,845    $         6,165       $       190,301    $       200,478
                                                     ===============    ===============       ===============    ===============

                                                               VEREDUS SELECT
                                                                GROWTH FUND
                                                     ----------------------------------
                                                    SIX MONTHS ENDED      YEAR ENDED
                                                     APRIL 30, 2004       OCTOBER 31,
                                                       (UNAUDITED)           2003
                                                     ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $     2,005,679    $     2,164,440
                                                     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .................            (9,324)           (10,407)
    Net realized gain (loss) on investments sold .           280,580            254,513
    Net change in unrealized appreciation
       (depreciation) on investments .............          (193,737)           136,715
                                                     ---------------    ---------------
       Net increase in net assets from operations             77,519            380,821
                                                     ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ...................................                --                 --
       Class I ...................................                --                 --
       Class R ...................................                --                 --
                                                     ---------------    ---------------
          Total distributions ....................                --                 --
                                                     ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ...................................           616,366            456,880
       Class I ...................................                --                 --
       Class C ...................................                --                 --
       Class R ...................................                --                 --
    Proceeds from reinvestment of distributions:
       Class N ...................................                --                 --
       Class I ...................................                --                 --
       Class R ...................................                --                 --
    Cost of shares redeemed:
       Class N ...................................          (319,911)          (996,462)
       Class I ...................................                --                 --
       Class C ...................................                --                 --
       Class R ...................................                --                 --
    Redemption in Kind(a):
       Class N ...................................                --                 --
                                                     ---------------    ---------------
          Net increase (decrease) from
              capital share transactions .........           296,455           (539,582)
                                                     ---------------    ---------------
          Total increase (decrease) in net assets            373,974           (158,761)
                                                     ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $     2,379,653    $     2,005,679
                                                     ===============    ===============
    (A) Undistributed net investment income (loss)   $        (9,324)       $        --
                                                     ===============    ===============

---------------------------------------------------
(a) TAMRO Large Cap Value Fund had a redemption in kind on July 2, 2003 which resulted in a redemption out of the Fund of $3,915,202. The net realized gain on the transaction of $636,779 was not realized by the Fund for tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 52 - 53

     ABN AMRO FUNDS
-------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                                          TAMRO SMALL
                                                                         MID CAP FUND                       CAP FUND
                                                               ------------------------------    ------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                                               APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004     OCTOBER 31,
                                                                (UNAUDITED)          2003         (UNAUDITED)         2003
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $ 191,220,470    $  85,727,492    $  60,932,279    $  40,407,215
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) ...........................        (326,631)        (644,092)        (331,871)         (33,038)
    Net realized gain on investments sold
       and foreign currency transactions ...................      11,915,629          737,791       10,948,250       10,619,084
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities in foreign currency .....................      12,578,118       39,533,582       (5,988,062)       9,454,254
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease) in net assets from operations      24,167,116       39,627,281        4,628,317       20,040,300
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .............................................              --               --               --               --
    Net realized gain on investments:
       Class N .............................................        (655,679)              --       (9,039,511)              --
                                                               -------------    -------------    -------------    -------------
          Total distributions ..............................        (655,679)              --       (9,039,511)              --
                                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .............................................     157,706,175      184,713,437       57,467,896       20,054,383
       Class I .............................................              --               --               --               --
    Proceeds from reinvestment of distributions:
       Class N .............................................         626,784               --        7,161,151               --
    Cost of shares redeemed:
       Class N .............................................     (60,368,751)    (118,847,740)     (27,006,385)     (19,569,619)
       Class I .............................................              --               --               --               --
                                                               -------------    -------------    -------------    -------------
          Net increase from capital share transactions .....      97,964,208       65,865,697       37,622,662          484,764
                                                               -------------    -------------    -------------    -------------
          Total increase in net assets .....................     121,475,645      105,492,978       33,211,468       20,525,064
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $ 312,696,115    $ 191,220,470    $  94,143,747    $  60,932,279
                                                               =============    =============    =============    =============
    (A) Undistributed net investment income (loss) .........   $    (326,631)   $          --    $    (304,901)   $      26,970
                                                               =============    =============    =============    =============

                                                                     VEREDUS AGGRESSIVE
                                                                         GROWTH FUND                   REAL ESTATE FUND
                                                               ------------------------------    ------------------------------
                                                              SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                                               APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004     OCTOBER 31,
                                                                (UNAUDITED)         2003          (UNAUDITED)          2003
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $ 521,867,080    $ 367,124,913    $  47,777,103    $  19,923,582
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) ...........................      (3,486,699)      (3,444,976)       1,031,655        1,376,086
    Net realized gain on investments sold
       and foreign currency transactions ...................      58,193,714       11,436,688          559,249          324,753
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities in foreign currency .....................     (64,540,029)     112,137,595         (527,790)       7,924,803
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease) in net assets from operations      (9,833,014)     120,129,307        1,063,114        9,625,642
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .............................................              --               --         (619,625)        (740,295)
    Net realized gain on investments:
       Class N .............................................              --               --         (504,832)        (898,102)
                                                               -------------    -------------    -------------    -------------
          Total distributions ..............................              --               --       (1,124,457)      (1,638,397)
                                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .............................................     149,421,423      269,462,302        9,915,666       22,775,625
       Class I .............................................      38,343,783       30,631,524               --               --
    Proceeds from reinvestment of distributions:
       Class N .............................................              --               --          557,351          840,018
    Cost of shares redeemed:
       Class N .............................................     (93,100,258)    (240,916,626)      (4,870,447)      (3,749,367)
       Class I .............................................     (22,190,857)     (24,564,340)              --               --
                                                               -------------    -------------    -------------    -------------
          Net increase from capital share transactions .....      72,474,091       34,612,860        5,602,570       19,866,276
                                                               -------------    -------------    -------------    -------------
          Total increase in net assets .....................      62,641,077      154,742,167        5,541,227       27,853,521
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $ 584,508,157    $ 521,867,080    $  53,318,330    $  47,777,103
                                                               =============    =============    =============    =============
    (A) Undistributed net investment income (loss) .........   $  (3,488,369)   $      (1,670)   $     651,874    $     239,844
                                                               =============    =============    =============    =============

                                                                           VEREDUS
                                                                         SCITECH FUND
                                                                ------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                               APRIL 30, 2004     OCTOBER 31,
                                                                 (UNAUDITED)         2003
                                                                -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ..........................    $   4,313,581    $   2,205,822
                                                                -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) ...........................          (50,954)         (27,680)
    Net realized gain on investments sold
       and foreign currency transactions ...................          233,200          437,985
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities in foreign currency .....................         (760,065)         348,744
                                                                -------------    -------------
       Net increase (decrease) in net assets from operations         (577,819)         759,049
                                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .............................................               --               --
    Net realized gain on investments:
       Class N .............................................               --               --
                                                                -------------    -------------
          Total distributions ..............................               --               --
                                                                -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .............................................        5,321,638        3,045,850
       Class I .............................................               --               --
    Proceeds from reinvestment of distributions:
       Class N .............................................               --               --
    Cost of shares redeemed:
       Class N .............................................       (1,244,921)      (1,697,140)
       Class I .............................................               --               --
                                                                -------------    -------------
          Net increase from capital share transactions .....        4,076,717        1,348,710
                                                                -------------    -------------
          Total increase in net assets .....................        3,498,898        2,107,759
                                                                -------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............    $   7,812,479    $   4,313,581
                                                                =============    =============
    (A) Undistributed net investment income (loss) .........    $     (50,954)   $          --
                                                                =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 54 - 55

     ABN AMRO FUNDS
-------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------


                                                                 EQUITY PLUS FUND                    BALANCED FUND
                                                           ------------------------------    ------------------------------
                                                         SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                          APRIL 30, 2004     OCTOBER 31,    APRIL 30, 2004     OCTOBER 31,
                                                            (UNAUDITED)          2003         (UNAUDITED)         2003
                                                           -------------    -------------    -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ......................   $  82,260,215    $ 121,146,936    $ 320,107,760    $ 300,829,600
                                                           -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................         441,592        1,371,202        1,758,800        3,860,640
    Net realized gain (loss) on investments sold and
        foreign currency transactions ..................       8,101,008       12,837,134       20,334,299        1,203,665
    Net change in unrealized appreciation (depreciation)
        on investments and translation of assets and
        liabilities in foreign currency ................      (4,544,388)         163,745      (14,699,089)      26,893,268
                                                           -------------    -------------    -------------    -------------
          Net increase in net assets from operations ...       3,998,212       14,372,081        7,394,010       31,957,573
                                                           -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................              --               --       (2,235,028)      (4,352,069)
       Class I .........................................        (514,433)      (1,423,331)              --               --
    Net realized gain on investments:
       Class I .........................................     (12,685,972)      (6,389,707)              --               --
                                                           -------------    -------------    -------------    -------------
          Total distributions ..........................     (13,200,405)      (7,813,038)      (2,235,028)      (4,352,069)
                                                           -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................              --               --       32,129,918       71,995,651
       Class I .........................................         603,109        4,823,227               --               --
    Proceeds from reinvestment of distributions:
       Class N .........................................              --               --        2,213,882        4,316,497
       Class I .........................................      11,517,894          605,824               --               --
    Cost of shares redeemed:
       Class N .........................................              --               --      (58,023,675)     (84,639,492)
       Class I .........................................     (26,863,382)     (50,874,815)              --               --
                                                           -------------    -------------    -------------    -------------
       Net increase (decrease) from
          capital share transactions ...................     (14,742,379)     (45,445,764)     (23,679,875)      (8,327,344)
                                                           -------------    -------------    -------------    -------------
       Total increase (decrease) in net assets .........     (23,944,572)     (38,886,721)     (18,520,893)      19,278,160
                                                           -------------    -------------    -------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........   $  58,315,643    $  82,260,215    $ 301,586,867    $ 320,107,760
                                                           =============    =============    =============    =============
    (A) Undistributed net investment income (loss) .....   $      53,948    $     126,789    $     (17,832)   $     458,396
                                                           =============    =============    =============    =============

                                                                 MONTAG & CALDWELL          GLOBAL EMERGING
                                                                   BALANCED FUND             MARKETS FUND
                                                           ------------------------------    -------------
                                                          SIX MONTHS ENDED   YEAR ENDED      PERIOD ENDED
                                                           APRIL 30, 2004    OCTOBER 31,   APRIL 30, 2004(A)
                                                            (UNAUDITED)         2003          (UNAUDITED)
                                                           -------------    -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ......................   $ 246,700,257    $ 215,505,266    $   5,000,000(b)
                                                           -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................       1,725,861        3,597,081           14,866
    Net realized gain (loss) on investments sold and
        foreign currency transactions ..................       3,974,876       (3,017,265)          35,797
    Net change in unrealized appreciation (depreciation)
        on investments and translation of assets and
        liabilities in foreign currency ................       5,058,744       14,941,262          237,398
                                                           -------------    -------------    -------------
          Net increase in net assets from operations ...      10,759,481       15,521,078          288,061
                                                           -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................        (859,835)      (1,468,928)              --
       Class I .........................................      (1,334,543)      (2,498,600)              --
    Net realized gain on investments:
       Class I .........................................              --               --               --
                                                           -------------    -------------    -------------
          Total distributions ..........................      (2,194,378)      (3,967,528)              --
                                                           -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................      15,571,149       63,137,096               --
       Class I .........................................      11,209,733       28,334,752               --
    Proceeds from reinvestment of distributions:
       Class N .........................................         850,723        1,449,679               --
       Class I .........................................       1,334,543        2,498,676               --
    Cost of shares redeemed:
       Class N .........................................     (20,678,881)     (45,985,930)              --
       Class I .........................................     (25,843,080)     (29,792,832)              --
                                                           -------------    -------------    -------------
       Net increase (decrease) from
          capital share transactions ...................     (17,555,813)      19,641,441               --
                                                           -------------    -------------    -------------
       Total increase (decrease) in net assets .........      (8,990,710)      31,194,991          288,061
                                                           -------------    -------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........   $ 237,709,547    $ 246,700,257    $   5,288,061
                                                           =============    =============    =============
    (A) Undistributed net investment income (loss) .....   $    (479,728)   $     (11,211)   $      14,866
                                                           =============    =============    =============

                                                                     BOND FUND
                                                           ------------------------------
                                                         SIX MONTHS ENDED    YEAR ENDED
                                                          APRIL 30, 2004     OCTOBER 31,
                                                            (UNAUDITED)         2003
                                                           -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ......................   $ 502,383,610    $ 492,600,585
                                                           -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................       9,910,692       22,216,246
    Net realized gain (loss) on investments sold and
        foreign currency transactions ..................       2,086,080       11,335,748
    Net change in unrealized appreciation (depreciation)
        on investments and translation of assets and
        liabilities in foreign currency ................      (4,120,458)      (7,435,285)
                                                           -------------    -------------
          Net increase in net assets from operations ...       7,876,314       26,116,709
                                                           -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................      (4,763,808)      (9,842,316)
       Class I .........................................      (7,386,143)     (15,252,818)
    Net realized gain on investments:
       Class I .........................................              --               --
                                                           -------------    -------------
          Total distributions ..........................     (12,149,951)     (25,095,134)
                                                           -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................      32,059,170       83,692,064
       Class I .........................................      21,762,662      159,309,506
    Proceeds from reinvestment of distributions:
       Class N .........................................       3,834,611        7,662,360
       Class I .........................................       1,608,420        3,782,019
    Cost of shares redeemed:
       Class N .........................................     (58,710,846)    (119,470,586)
       Class I .........................................     (75,957,981)    (126,213,913)
                                                           -------------    -------------
       Net increase (decrease) from
          capital share transactions ...................     (75,403,964)       8,761,450
                                                           -------------    -------------
       Total increase (decrease) in net assets .........     (79,677,601)       9,783,025
                                                           -------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........   $ 422,706,009    $ 502,383,610
                                                           =============    =============
    (A) Undistributed net investment income (loss) .....   $  (2,203,121)   $      36,138
                                                           =============    =============

-------------------------------------------------------
(a) ABN AMRO Global Emerging Markets Fund commenced investment operations on November 4, 2003.
(b) Initial Investment in ABN AMRO Global Emerging Markets Fund, Class I, which was first issued on November 4, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 56 - 57

     ABN AMRO FUNDS
-------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                  INVESTMENT GRADE                        HIGH YIELD
                                                                      BOND FUND                            BOND FUND
                                                         ----------------------------------    ----------------------------------
                                                        SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED     PERIOD ENDED
                                                         APRIL 30, 2004       OCTOBER 31,      APRIL 30, 2004      OCTOBER 31,
                                                           (UNAUDITED)           2003            (UNAUDITED)          2003(A)
                                                         ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD .....................  $    49,029,771    $    54,748,307    $    20,707,035    $    20,000,000(b)
                                                         ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................          825,002          1,803,246            687,769            380,122
    Net realized gain (loss) on investments sold ......          427,093          1,882,466            177,715            (37,033)
    Net change in unrealized appreciation (depreciation)
       on investments .................................         (832,271)        (2,452,628)            42,991            384,676
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
       operations .....................................          419,824          1,233,084            908,475            727,765
                                                         ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ........................................          (15,191)            (1,923)          (377,563)          (203,281)
       Class I ........................................       (1,003,795)        (2,302,446)          (381,742)          (213,183)
    Net realized gain on investments:
       Class N ........................................          (20,034)                --                 --                 --
       Class I ........................................       (1,376,597)        (1,543,571)                --                 --
                                                         ---------------    ---------------    ---------------    ---------------
          Total distributions .........................       (2,415,617)        (3,847,940)          (759,305)          (416,464)
                                                         ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ........................................          711,157            259,359            752,773            673,766
       Class I ........................................        1,780,540         12,408,934              2,532            125,298
    Proceeds from reinvestment of distributions:
       Class N ........................................           30,480                923              9,623             32,383
       Class I ........................................        1,441,386            335,248              2,338             35,166
    Cost of shares redeemed:
       Class N ........................................          (96,555)              (379)          (707,516)          (435,310)
       Class I ........................................       (5,594,282)       (16,107,765)                --            (35,569)
                                                         ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from
              capital share transactions ..............       (1,727,274)        (3,103,680)            59,750            395,734
                                                         ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in net assets .....       (3,723,067)        (5,718,536)           208,920            707,035
                                                         ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........  $    45,306,704    $    49,029,771    $    20,915,955    $    20,707,035
                                                         ===============    ===============    ===============    ===============
    (A) Undistributed net investment income (loss) ....  $      (341,848)   $      (147,864)   $      (103,901)   $       (32,365)
                                                         ===============    ===============    ===============    ===============

                                                                                                           INVESTOR MONEY
                                                                   MUNICIPAL BOND FUND                       MARKET FUND
                                                           ----------------------------------    ----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2004       OCTOBER 31,      APRIL 30, 2004        OCTOBER 31,
                                                             (UNAUDITED)           2003            (UNAUDITED)            2003
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD .....................    $    48,047,107    $    54,264,411    $   236,811,366    $   340,537,439
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................            841,908          1,733,269            670,658          2,659,650
    Net realized gain (loss) on investments sold ......            206,823            703,016                 --                 --
    Net change in unrealized appreciation (depreciation)
       on investments .................................         (1,092,985)          (324,434)                --                 --
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
       operations .....................................            (44,254)         2,111,851            670,658          2,659,650
                                                           ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ........................................           (841,908)        (1,733,269)          (670,658)        (2,659,741)
       Class I ........................................                 --                 --                 --                 --
    Net realized gain on investments:
       Class N ........................................           (689,163)                --                 --                 --
       Class I ........................................                 --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
          Total distributions .........................         (1,531,071)        (1,733,269)          (670,658)        (2,659,741)
                                                           ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ........................................         16,599,769         30,558,688        356,316,190        952,930,175
       Class I ........................................                 --                 --                 --                 --
    Proceeds from reinvestment of distributions:
       Class N ........................................            697,618            542,961            103,273            352,027
       Class I ........................................                 --                 --                 --                 --
    Cost of shares redeemed:
       Class N ........................................        (10,675,702)       (37,697,535)      (392,607,872)    (1,057,008,184)
       Class I ........................................                 --                 --                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from
              capital share transactions ..............          6,621,685         (6,595,886)       (36,188,409)      (103,725,982)
                                                           ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in net assets .....          5,046,360         (6,217,304)       (36,188,409)      (103,726,073)
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........    $    53,093,467    $    48,047,107    $   200,622,957    $   236,811,366
                                                           ===============    ===============    ===============    ===============
    (A) Undistributed net investment income (loss) ....         $       --  $              --  $              --  $              --
                                                           ===============    ===============    ===============    ===============

----------------------------------------------
(a) ABN AMRO High Yield Bond Fund commenced investment operations on June 30, 2003.
(b) Initial Investments in ABN AMRO High Yield Bond Fund, Class N and Class I, which were first issued on June 30, 2003.

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

| 58 - 59

     ABN AMRO FUNDS
-------------------

GROWTH FUND - CLASS N                                             APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                             04/30/04           ENDED        ENDED         ENDED         ENDED         ENDED
                                            (UNAUDITED)       10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
                                            -----------      ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period .....  $     21.14      $    18.55    $    20.38    $    30.86    $    27.71    $    23.06
                                            -----------      ----------    ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .................        (0.03)(a)       (0.02)        (0.04)        (0.04)        (0.06)        (0.06)
     Net realized and unrealized
       gain (loss) on investments ........         0.58(a)         2.61         (1.74)        (7.36)         5.21          6.14
                                            -----------      ----------    ----------    ----------    ----------    ----------
       Total from investment operations ..         0.55            2.59         (1.78)        (7.40)         5.15          6.08
                                            -----------      ----------    ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........           --              --            --(b)         --            --            --
     Distributions from net realized
       gain on investments ...............           --              --         (0.05)        (3.08)        (2.00)        (1.43)
                                            -----------      ----------    ----------    ----------    ----------    ----------
     Total distributions .................           --              --         (0.05)        (3.08)        (2.00)        (1.43)
                                            -----------      ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value         0.55            2.59         (1.83)       (10.48)         3.15          4.65
                                            -----------      ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period ...........  $     21.69      $    21.14    $    18.55    $    20.38    $    30.86    $    27.71
                                            ===========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN .............................         2.60%(c)       13.96%        (8.76)%      (25.95)%       19.62%        27.71%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $   968,778      $  878,724    $  609,049    $  464,023    $  542,436    $  490,189
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ...............         1.09%           1.11%         1.10%         1.09%         1.07%         1.06%
     After reimbursement of
       expenses by Adviser ...............         1.09%           1.11%         1.10%         1.09%         1.07%         1.06%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of
       expenses by Adviser ...............        (0.22)%         (0.11)%       (0.20)%       (0.18)%       (0.18)%       (0.25)%
     After reimbursement of
       expenses by Adviser ...............        (0.22)%         (0.11)%       (0.20)%       (0.18)%       (0.18)%       (0.25)%
     Portfolio Turnover ..................         7.23%(c)        7.66%         7.52%        17.22%        25.73%        28.93%

----------------------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)  Represents less than $0.005 per share.
(c)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 60

     ABN AMRO FUNDS
-------------------

GROWTH FUND - CLASS I                                             APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED            YEAR         YEAR          YEAR        PERIOD
                                                               04/30/04          ENDED        ENDED         ENDED        ENDED
                                                              (UNAUDITED)       10/31/03     10/31/02      10/31/01   10/31/00(A)
                                                              -----------      ----------   ----------    ---------    ---------
Net Asset Value, Beginning of Period ......................   $     21.33      $    18.67   $    20.45    $   30.89    $   28.60
                                                              -----------      ----------   ----------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .........................          0.01(b)         0.03        (0.03)        0.02           --
     Net realized and unrealized gain (loss) on investments          0.58(b)         2.63        (1.70)       (7.38)        2.29
                                                              -----------      ----------   ----------    ---------    ---------
       Total from investment operations ...................          0.59            2.66        (1.73)       (7.36)        2.29
                                                              -----------      ----------   ----------    ---------    ---------
   LESS DISTRIBUTIONS:
     Distributions from net realized gain on investments ..            --              --        (0.05)       (3.08)          --
                                                              -----------      ----------   ----------    ---------    ---------
       Total distributions ................................            --              --        (0.05)       (3.08)          --
                                                              -----------      ----------   ----------    ---------    ---------
Net increase (decrease) in net asset value ................          0.59            2.66        (1.78)      (10.44)        2.29
                                                              -----------      ----------   ----------    ---------    ---------
Net Asset Value, End of Period ............................   $     21.92      $    21.33   $    18.67    $   20.45    $   30.89
                                                              ===========      ==========   ==========    =========    =========
Total Return ..............................................          2.72%(c)       14.25%       (8.51)%     (25.78)%       8.01%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...................   $   335,003      $  272,497   $  149,741    $  43,362    $  50,577
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..........          0.82%           0.83%        0.83%        0.84%        0.83%
     After reimbursement of expenses by Adviser ...........          0.82%           0.83%        0.83%        0.84%        0.83%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser ..........          0.05%           0.17%        0.07%        0.07%        0.06%
     After reimbursement of expenses by Adviser ...........          0.05%           0.17%        0.07%        0.07%        0.06%
   Portfolio Turnover .....................................          7.23%(c)        7.66%        7.52%       17.22%       25.73%

----------------------------------------------
(a) ABN AMRO Growth Fund - Class I commenced investment operations on July 31, 2000.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 61

     ABN AMRO FUNDS
-------------------

GROWTH FUND - CLASS C AND CLASS R                                 APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            CLASS C                       CLASS R
                                                                  -------------------------   ----------------------------
                                                                  SIX MONTHS                    SIX MONTHS
                                                                     ENDED         PERIOD          ENDED         PERIOD
                                                                   04/30/04         ENDED         4/30/04         ENDED
                                                                  (UNAUDITED)    10/31/03(A)    (UNAUDITED)    10/31/03(A)
                                                                  -----------   ------------   ------------   ------------
Net Asset Value, Beginning of Period .........................      $ 20.99        $ 18.07        $ 21.09        $ 18.07
                                                                    -------        -------        -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .....................................        (0.10)(b)      (0.10)         (0.05)(b)      (0.03)
     Net realized and unrealized gain on investments .........         0.57(b)        3.02           0.57(b)        3.05
                                                                    -------        -------        -------        -------
       Total from investment operations ......................         0.47           2.92           0.52           3.02
                                                                    -------        -------        -------        -------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income           --             --             --             --
                                                                    -------        -------        -------        -------
       Total distributions ...................................           --             --             --             --
                                                                    -------        -------        -------        -------
Net increase in net asset value ..............................         0.47           2.92           0.52           3.02
                                                                    -------        -------        -------        -------
Net Asset Value, End of Period ...............................      $ 21.46        $ 20.99        $ 21.61        $ 21.09
                                                                    =======        =======        =======        =======
Total Return(c) ..............................................         2.24%(d)      16.16%(d)       2.47%(d)      16.71%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......................      $   192        $   136        $   606        $   117
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .............         1.82%          1.88%          1.32%          1.35%
     After reimbursement of expenses by Adviser ..............         1.82%          1.88%          1.32%          1.35%
   Ratios of net investment loss to average net assets:
     Before reimbursement of expenses by Adviser .............        (0.95)%        (0.69)%        (0.45)%        (0.16)%
     After reimbursement of expenses by Adviser ..............        (0.95)%        (0.69)%        (0.45)%        (0.16)%
   Portfolio Turnover ........................................         7.23%(d)       7.66%          7.23%(d)       7.66%

----------------------------
(a) ABN AMRO Growth Fund - Class C and Class R commenced investment operations on December 31, 2002.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c) Calculation does not include the effect of any sales charges for Class CShares (See Note A).
(d)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 62

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND - CLASS N                           APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR          YEAR
                                              04/30/04          ENDED          ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00      10/31/99
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period .....   $     20.74      $    19.03     $    22.43    $    31.30    $    33.15    $    26.49
                                             -----------      ----------     ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ........          0.02(a)         0.06(a)        0.05          0.02         (0.05)        (0.04)
     Net realized and unrealized
       gain (loss) on investments ........          1.33(a)         1.65(a)       (3.45)        (4.81)        (0.15)         7.64
                                             -----------      ----------     ----------    ----------    ----------    ----------
       Total from investment operations ..          1.35            1.71          (3.40)        (4.79)        (0.20)         7.60
                                             -----------      ----------     ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments ...............         (0.02)             --             --         (4.08)        (1.65)        (0.94)
                                             -----------      ----------     ----------    ----------    ----------    ----------
       Total distributions ...............         (0.02)             --             --         (4.08)        (1.65)        (0.94)
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value          1.33            1.71          (3.40)        (8.87)        (1.85)         6.66
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net Asset Value, End of Period ...........   $     22.07      $    20.74     $    19.03    $    22.43    $    31.30    $    33.15
                                             ===========      ==========     ==========    ==========    ==========    ==========
TOTAL RETURN .............................          6.45%(b)        8.99%        (15.16)%      (17.37)%       (0.96)%       29.34%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..   $ 1,025,202      $  967,300     $  714,043    $  872,657    $1,349,760    $1,612,796
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          1.02%           1.06%          1.06%         1.06%         1.03%         1.05%
     After reimbursement of expenses
       by Adviser ........................          1.02%           1.06%          1.06%         1.06%         1.03%         1.05%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          0.17%           0.29%          0.23%         0.10%        (0.14)%       (0.16)%
     After reimbursement of expenses
       by Adviser ........................          0.17%           0.29%          0.23%         0.10%        (0.14)%       (0.16)%
   Portfolio Turnover ....................         24.69%(b)       38.76%         38.23%        59.64%        66.71%        31.59%

----------------------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 63

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND - CLASS I                           APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR          YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00      10/31/99
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period .....   $     20.84      $    19.22     $    22.74    $    31.70    $    33.46    $    26.65
                                             -----------      ----------     ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............          0.05(a)         0.12(a)        0.11          0.09          0.05          0.04
     Net realized and unrealized
       gain (loss) on investments ........          1.33(a)         1.66(a)       (3.48)        (4.90)        (0.16)         7.71
                                             -----------      ----------     ----------    ----------    ----------    ----------
       Total from investment operations ..          1.38            1.78          (3.37)        (4.81)        (0.11)         7.75
                                             -----------      ----------     ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........         (0.06)          (0.16)         (0.15)        (0.07)           --            --
     Distributions from net realized
       gain on investments ...............            --              --             --         (4.08)        (1.65)        (0.94)
                                             -----------      ----------     ----------    ----------    ----------    ----------
       Total distributions ...............         (0.06)          (0.16)         (0.15)        (4.15)        (1.65)        (0.94)
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value          1.32            1.62          (3.52)        (8.96)        (1.76)         6.81
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net Asset Value, End of Period ...........   $     22.16      $    20.84     $    19.22    $    22.74    $    31.70    $    33.46
                                             ===========      ==========     ==========    ==========    ==========    ==========
TOTAL RETURN .............................          6.62%(b)        9.35%        (14.91)%      (17.16)%       (0.70)%       29.78%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..   $ 2,360,381      $2,151,687     $1,325,116    $1,058,500    $1,334,651    $1,369,673
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          0.74%           0.77%          0.77%         0.77%         0.74%         0.76%
     After reimbursement of expenses
       by Adviser ........................          0.74%           0.77%          0.77%         0.77%         0.74%         0.76%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          0.45%           0.58%          0.52%         0.39%         0.15%         0.14%
     After reimbursement of expenses
       by Adviser ........................          0.45%           0.58%          0.52%         0.39%         0.15%         0.14%
   Portfolio Turnover ....................         24.69%(b)       38.76%         38.23%        59.64%        66.71%        31.59%

---------------------------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 64

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND - CLASS R                           APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED          YEAR
                                                                          04/30/04         ENDED
                                                                         (UNAUDITED)     10/31/03(a)
                                                                         -----------     -----------
Net Asset Value, Beginning of Period. .................................  $     20.69     $     18.59
                                                                         -----------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .....................................        (0.01)(b)        0.05(b)
     Net realized and unrealized gain on investments ..................         1.33(b)         2.05(b)
                                                                         -----------     -----------
       Total from investment operations ...............................         1.32            2.10
                                                                         -----------     -----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ........        (0.02)             --
     Distributions from net realized gain on investments ..............           --              --
                                                                         -----------     -----------
       Total distributions ............................................        (0.02)             --
                                                                         -----------     -----------
Net increase in net asset value .......................................         1.30            2.10
                                                                         -----------     -----------
Net Asset Value, End of Period ........................................  $     21.99     $     20.69
                                                                         ===========     ===========
TOTAL RETURN ..........................................................         6.36%(c)       11.30%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...............................  $       385     $       111
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ......................         1.24%           1.30%
     After reimbursement of expenses by Adviser .......................         1.24%           1.30%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ......................        (0.05)%          0.32%
     After reimbursement of expenses by Adviser .......................        (0.05)%          0.32%
   Portfolio Turnover .................................................        24.69%(c)       38.76%

-----------------------------------------------------
(a) ABN AMRO/Montag & Caldwell Growth Fund - Class R commenced investment operations on December 31, 2002.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 65

     ABN AMRO FUNDS
-------------------
TAMRO LARGE CAP VALUE FUND - CLASS N                              APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                     ENDED          YEAR           YEAR          PERIOD
                                                                   04/30/04         ENDED          ENDED          ENDED
                                                                  (UNAUDITED)     10/31/03       10/31/02      10/31/01(A)
                                                                  -----------   ------------   ------------   ------------
Net Asset Value, Beginning of Period. ...........................   $ 10.27        $  8.47        $  9.68        $ 10.00
                                                                    -------        -------        -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ......................................      0.04           0.09           0.06           0.02
     Net realized and unrealized gain (loss) on investments .....      0.97           1.81          (1.22)         (0.33)
                                                                    -------        -------        -------        -------
       Total from investment operations .........................      1.01           1.90          (1.16)         (0.31)
                                                                    -------        -------        -------        -------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ..     (0.04)         (0.10)         (0.05)         (0.01)
                                                                    -------        -------        -------        -------
       Total distributions ......................................     (0.04)         (0.10)         (0.05)         (0.01)
                                                                    -------        -------        -------        -------
Net increase (decrease) in net asset value ......................      0.97          1.80           (1.21)         (0.32)
                                                                    -------        -------        -------        -------
Net Asset Value, End of Period ..................................   $ 11.24        $ 10.27        $  8.47        $  9.68
                                                                    =======        =======        =======        =======
TOTAL RETURN ....................................................      9.82%(b)      22.68%        (12.01)%        (3.11)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........................   $11,889        $ 8,887        $ 9,632        $ 5,195
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ................      1.81%          1.92%          1.79%          3.37%
     After reimbursement of expenses by Adviser .................      1.20%          1.20%          1.20%          1.20%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ................      0.04%          0.35%          0.15%         (1.96)%
     After reimbursement of expenses by Adviser .................      0.65%          1.07%          0.74%          0.21%
   Portfolio Turnover ...........................................     23.60%(b)     102.51%(c)      83.14%        102.34%(b)

--------------------------------------
(a) ABN AMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.
(b)  Not Annualized.
(c) Portfolio turnover rate excludes securities delivered from processing the redemption in kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 66

     ABN AMRO FUNDS
-------------------

VALUE FUND - CLASS N                                              APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED        YEAR        YEAR      TEN MONTHS     YEAR        YEAR        YEAR
                                               04/30/04       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
                                              (UNAUDITED)   10/31/03    10/31/02     10/31/01    12/31/00    12/31/99     12/31/98
                                              ----------   ---------   ----------   ---------   ----------   ---------   ----------
   Net Asset Value, Beginning of Period ..... $     9.66   $    8.45   $     9.39   $   11.68   $    12.75   $   12.33   $    16.51
                                              ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..................       0.07        0.14         0.11        0.07         0.10        0.14         0.19
     Net realized and unrealized gain (loss)
       on investments .......................       0.93        1.22        (0.79)      (2.25)       (0.24)       1.23         0.86
                                              ----------   ---------   ----------   ---------   ----------   ---------   ----------
       Total from investment operations .....       1.00        1.36        (0.68)      (2.18)       (0.14)       1.37         1.05
                                              ----------   ---------   ----------   ---------   ----------   ---------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income .............      (0.07)      (0.15)       (0.08)      (0.06)       (0.10)      (0.14)       (0.19)
     Distributions from net realized
       gain on investments ..................         --          --        (0.18)      (0.05)       (0.83)      (0.81)       (5.04)
                                              ----------   ---------   ----------   ---------   ----------   ---------   ----------
       Total distributions ..................      (0.07)      (0.15)       (0.26)      (0.11)       (0.93)      (0.95)       (5.23)
                                              ----------   ---------   ----------   ---------   ----------   ---------   ----------
   Net increase (decrease) in net asset value       0.93        1.21        (0.94)      (2.29)       (1.07)       0.42        (4.18)
                                              ----------   ---------   ----------   ---------   ----------   ---------   ----------
   Net Asset Value, End of Period ........... $    10.59   $    9.66   $     8.45   $    9.39   $    11.68   $   12.75   $    12.33
                                              ==========   =========   ==========   =========   ==========   =========   ==========
   TOTAL RETURN .............................      10.37%(a)   16.32%       (7.58)%    (18.86)%(a)   (0.68)%     11.14%        5.47%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..... $  217,179   $ 195,853   $  111,817   $ 116,221   $  131,303   $ 153,551   $  170,945
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ..................       1.17%       1.19%        1.20%       1.08%        1.06%       1.03%        1.05%
     After reimbursement of
       expenses by Adviser ..................       0.94%       0.94%        0.96%(b)    1.07%        1.06%       1.03%        1.05%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ..................       1.10%       1.34%        1.00%       0.68%        0.85%       1.07%        1.23%
     After reimbursement of
       expenses by Adviser ..................       1.33%       1.59%        1.24%       0.69%        0.85%       1.07%        1.23%
   Portfolio Turnover .......................      22.65%(a)   56.67%      144.90%      58.41%(a)    76.00%      94.00%       55.00%

---------------------------------
(a)  Not Annualized.
(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 67

     ABN AMRO FUNDS
-------------------

VEREDUS SELECT GROWTH FUND - CLASS N                              APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        SIX MONTHS
                                                                           ENDED          YEAR          PERIOD
                                                                         04/30/04         ENDED          ENDED
                                                                        (UNAUDITED)     10/31/03      10/31/02(A)
                                                                       ------------   ------------   ------------
Net Asset Value, Beginning of Period. ..............................   $       9.33   $       7.30   $      10.00
                                                                       ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ...........................................          (0.04)         (0.05)         (0.03)
     Net realized and unrealized gain (loss) on investments ........           0.41           2.08          (2.67)
                                                                       ------------   ------------   ------------
       Total from investment operations ............................           0.37           2.03          (2.70)
                                                                       ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income .....             --             --             --
                                                                       ------------   ------------   ------------
       Total distributions .........................................             --             --             --
                                                                       ------------   ------------   ------------
Net increase (decrease) in net asset value .........................           0.37           2.03          (2.70)
                                                                       ------------   ------------   ------------
Net Asset Value, End of Period .....................................   $       9.70   $       9.33   $       7.30
                                                                       ============   ============   ============
TOTAL RETURN .......................................................           3.97%(b)      27.98%        (27.10)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................   $      2,380   $      2,006   $      2,164
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ...................           3.78%          4.31%          3.45%
     After reimbursement of expenses by Adviser ....................           1.30%          1.30%          1.30%
   Ratios of net investment loss to average net assets:
     Before reimbursement of expenses by Adviser ...................          (3.30)%        (3.59)%        (2.53)%
     After reimbursement of expenses by Adviser ....................          (0.82)%        (0.58)%        (0.38)%
   Portfolio Turnover ..............................................         165.65%(b)     444.75%      1,314.29%(b)

-------------------------------------------------------
(a) ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.
(b)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 68

     ABN AMRO FUNDS
-------------------

MID CAP FUND - CLASS N                                            APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR          YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00      10/31/99
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period. ....   $     20.18      $    14.24     $    15.67    $    18.50    $    13.45    $    13.16
                                             -----------      ----------     ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .................         (0.02)          (0.07)         (0.06)        (0.07)        (0.05)        (0.05)
     Net realized and unrealized
       gain (loss) on investments ........          2.78            6.01          (1.12)         0.55          5.25          0.34
                                             -----------      ----------     ----------    ----------    ----------    ----------
       Total from investment operations ..          2.76            5.94          (1.18)         0.48          5.20          0.29
                                             -----------      ----------     ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........            --              --             --            --            --            --(a)
     Distributions from net realized
       gain on investments ...............         (0.07)             --          (0.25)        (3.31)        (0.15)           --
                                             -----------      ----------     ----------    ----------    ----------    ----------
       Total distributions ...............         (0.07)             --          (0.25)        (3.31)        (0.15)           --
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value          2.69            5.94          (1.43)        (2.83)         5.05          0.29
                                             -----------      ----------     ----------    ----------    ----------    ----------
Net Asset Value, End of Period ...........   $     22.87      $    20.18     $    14.24    $    15.67    $    18.50    $    13.45
                                             ===========      ==========     ==========    ==========    ==========    ==========
TOTAL RETURN .............................         13.78%(b)       41.64%         (7.88)%        3.42%        39.07%         2.32%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..   $   312,696      $  191,220     $   85,727    $   40,265    $   26,389    $   17,586
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          1.31%           1.36%          1.38%         1.42%         1.48%         1.50%
     After reimbursement of expenses
       by Adviser ........................          1.31%           1.34%(c)       1.30%         1.30%         1.30%         1.30%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................         (0.28)%         (0.57)%        (0.61)%       (0.61)%       (0.51)%       (0.50)%
     After reimbursement of expenses
       by Adviser ........................         (0.28)%         (0.55)%        (0.53)%       (0.49)%       (0.33)%       (0.30)%
   Portfolio Turnover ....................         14.28%(b)       59.35%         45.17%        77.15%       108.61%       101.44%

----------------------------------------------
(a)  Represents less than $0.005 per share.
(b)  Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 69

     ABN AMRO FUNDS
-------------------

TAMRO SMALL CAP FUND - CLASS N                                    APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS
                                                                             ENDED          YEAR         YEAR         PERIOD
                                                                           04/30/04         ENDED        ENDED         ENDED
                                                                          (UNAUDITED)     10/31/03      10/31/02     10/31/01(A)
                                                                           ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period. ..................................   $    15.75    $    10.49    $    10.75    $    10.00
                                                                           ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ......................................        (0.06)        (0.01)        (0.02)(b)      0.06
     Net realized and unrealized gain (loss) on investments ............         1.51          5.27         (0.14)(b)      0.72
                                                                           ----------    ----------    ----------    ----------
       Total from investment operations ................................         1.45          5.26         (0.16)         0.78
                                                                           ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income .........           --            --         (0.02)        (0.03)
     Distributions from net realized gain on investments ...............        (2.03)           --         (0.08)          --
                                                                           ----------    ----------    ----------    ----------
       Total distributions .............................................        (2.03)           --         (0.10)        (0.03)
                                                                           ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value .............................        (0.58)         5.26         (0.26)         0.75
                                                                           ----------    ----------    ----------    ----------
Net Asset Value, End of Period .........................................   $    15.17    $    15.75    $    10.49    $    10.75
                                                                           ==========    ==========    ==========    ==========
TOTAL RETURN ...........................................................         9.59%(c)     50.14%        (1.59)%        7.74%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ................................   $   94,144    $   60,932    $   40,407    $    2,000
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .......................         1.40%         1.44%         1.52%         5.46%
     After reimbursement of expenses by Adviser ........................         1.30%         1.30%         1.30%         1.30%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser .......................        (0.99)%       (0.21)%       (0.34)%       (3.49)%
     After reimbursement of expenses by Adviser ........................        (0.89)%       (0.07)%       (0.12)%        0.67%
   Portfolio Turnover ..................................................        60.39%(c)    115.42%       266.78%       175.17%(c)

--------------------------------------------------------
(a) ABNAMRO/TAMRO Small Cap Fund commenced investment operations on November 30, 2000.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 70

     ABN AMRO FUNDS
-------------------

VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                          APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR         YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED        ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00     10/31/99
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, Beginning of Period .....   $     15.24      $    11.44     $    17.55    $    22.51    $    16.60   $     8.62
                                             -----------      ----------     ----------    ----------    ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .................         (0.09)          (0.10)         (0.14)        (0.13)        (0.14)       (0.08)
     Net realized and unrealized gain
       (loss) on investments .............         (0.09)           3.90          (5.97)        (1.72)         8.42         8.06
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total from investment operations ..         (0.18)           3.80          (6.11)        (1.85)         8.28         7.98
                                             -----------      ----------     ----------    ----------    ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments ...............            --              --             --         (3.11)        (2.37)          --
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total distributions ...............            --              --             --         (3.11)        (2.37)          --
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net increase (decrease) in net asset value         (0.18)           3.80          (6.11)        (4.96)         5.91         7.98
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, End of Period ...........   $     15.06      $    15.24     $    11.44    $    17.55    $    22.51   $    16.60
                                             ===========      ==========     ==========    ==========    ==========   ==========
TOTAL RETURN .............................         (1.18)%(a)      33.10%        (34.76)%      (10.08)%       53.35%       92.92%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..   $   492,524      $  444,207     $  314,317    $  268,271    $  182,806   $   57,282
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          1.44%           1.50%          1.48%         1.44%         1.46%        1.58%(b)
     After reimbursement of expenses
       by Adviser ........................          1.44%           1.46%(c)       1.40%         1.40%         1.40%        1.41%(b)
     Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................         (1.23)%         (0.97)%        (1.15)%       (0.87)%       (0.84)%      (1.05)%
     After reimbursement of expenses
       by Adviser ........................         (1.23)%         (0.93)%        (1.07)%       (0.83)%       (0.78)%      (0.88)%
   Portfolio Turnover ....................         59.90%(a)      159.64%        162.80%       177.30%       192.23%      204.26%

--------------------------------------------------------
(a)  Not Annualized.
(b) The Adviser's fee, which affects the expense ratios, changed from 1.50% to 1.00% on December 4, 1998.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.40% to 1.49% on March 1, 2003.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 71

     ABN AMRO FUNDS
-------------------

VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                          APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED          YEAR          YEAR         PERIOD
                                                               04/30/04        ENDED         ENDED         ENDED
                                                              (UNAUDITED)     10/31/03      10/31/02     10/31/01(A)
                                                              ----------     ----------    ----------    ----------
Net Asset Value, Beginning of Period .....................    $    15.33     $    11.48    $    17.56    $    17.88
                                                              ----------     ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .................................         (0.09)         (0.08)        (0.19)           --
     Net realized and unrealized gain (loss) on investments        (0.07)          3.93         (5.89)        (0.32)
                                                              ----------     ----------    ----------    ----------
       Total from investment operations ..................         (0.16)          3.85         (6.08)        (0.32)
                                                              ----------     ----------    ----------    ----------
   LESS DISTRIBUTIONS:
     Distributions from net realized gain on investments .            --             --            --            --
                                                              ----------     ----------    ----------    ----------
       Total distributions ...............................            --             --            --            --
                                                              ----------     ----------    ----------    ----------
Net increase (decrease) in net asset value ...............         (0.16)          3.85         (6.08)        (0.32)
                                                              ----------     ----------    ----------    ----------
Net Asset Value, End of Period ...........................    $    15.17     $    15.33    $    11.48    $    17.56
                                                              ==========     ==========    ==========    ==========
TOTAL RETURN .............................................         (1.04)%(b)     33.54%       (34.62)%       (1.79)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..................    $   91,984     $   77,660    $   52,808    $    5,497
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .........          1.16%          1.20%         1.19%         1.16%
     After reimbursement of expenses by Adviser ..........          1.16%          1.16%(c)      1.11%         1.12%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses by Adviser .........         (0.95)%        (0.67)%       (0.86)%       (0.59)%
     After reimbursement of expenses by Adviser ..........         (0.95)%        (0.63)%       (0.78)%       (0.55)%
   Portfolio Turnover ....................................         59.90%(b)     159.64%       162.80%       177.30%

-------------------------------------------
(a) ABN AMRO/Veredus Aggressive Growth Fund - Class I commenced investment operations on October 5, 2001.
(b)  Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.15% to 1.24% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 72

     ABN AMRO FUNDS
-------------------

REAL ESTATE FUND - CLASS N                                        APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED        YEAR        YEAR      TEN MONTHS     YEAR        YEAR       YEAR
                                               04/30/04       ENDED       ENDED       ENDED       ENDED        ENDED      ENDED
                                              (UNAUDITED)   10/31/03    10/31/02     10/31/01    12/31/00    12/31/99    12/31/98
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period ......   $    11.52   $    9.23   $     9.15   $    9.47   $     7.72   $    8.37  $     9.95
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.23        0.40         0.39        0.34         0.42(a)     0.38        0.37
     Net realized and unrealized gain
       (loss) on investments ..............         0.14        2.54         0.24       (0.39)        1.75(a)    (0.65)      (1.58)
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
       Total from investment operations ...         0.37        2.94         0.63       (0.05)        2.17       (0.27)      (1.21)
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.15)      (0.24)       (0.33)      (0.27)       (0.33)      (0.31)      (0.31)
     Distributions from net realized
       gain on investments ................        (0.12)      (0.41)       (0.22)         --           --          --          --
     Distributions from paid in capital               --          --           --          --        (0.09)      (0.07)      (0.06)
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
       Total distributions ................        (0.27)      (0.65)       (0.55)      (0.27)       (0.42)      (0.38)      (0.37)
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
Net increase (decrease) in net asset value          0.10        2.29         0.08       (0.32)        1.75       (0.65)      (1.58)
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
Net Asset Value, End of Period ............   $    11.62   $   11.52   $     9.23   $    9.15   $     9.47   $    7.72  $     8.37
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
TOTAL RETURN ..............................         3.08%(b)   33.71%        6.62%      (0.46)%(b)   28.77%      (3.33)%    (12.35)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...   $   53,318   $  47,777   $   19,924   $  15,242   $   21,744   $   7,522  $    7,022
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.47%       1.56%        1.68%       1.63%        1.70%       2.42%       1.78%
     After reimbursement of expenses
       by Adviser .........................         1.37%       1.37%        1.37%       1.33%        1.39%       1.53%       1.41%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         3.69%       4.10%        3.80%       4.01%        4.87%       3.83%       4.31%
     After reimbursement of expenses
       by Adviser .........................         3.79%       4.29%        4.11%       4.31%        5.19%       4.72%       4.68%
   Portfolio Turnover .....................        10.50%(b)   13.11%       36.69%      17.95%(b)    25.00%      11.00%      13.00%

---------------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 73

     ABN AMRO FUNDS
-------------------

VEREDUS SCITECH FUND - CLASS N                                    APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED          YEAR          YEAR         YEAR        PERIOD
                                                               04/30/04        ENDED         ENDED        ENDED        ENDED
                                                              (UNAUDITED)     10/31/03      10/31/02     10/31/01    10/31/00(A)
                                                              -----------    ----------    ----------   ----------   ---------
Net Asset Value, Beginning of Period ......................   $     7.18     $     4.89    $     7.57   $     8.93   $    10.00
                                                              ----------     ----------    ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .........................        (0.05)         (0.05)        (0.08)        0.02         0.06
     Net realized and unrealized gain (loss) on investments        (0.22)          2.34         (2.60)       (1.32)       (1.11)
                                                              ----------     ----------    ----------   ----------   ----------
       Total from investment operations ...................        (0.27)          2.29         (2.68)       (1.30)       (1.05)
                                                              ----------     ----------    ----------   ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income        --             --            --        (0.06)       (0.02)
                                                              ----------     ----------    ----------   ----------   ----------
       Total distributions ................................           --             --            --        (0.06)       (0.02)
                                                              ----------     ----------    ----------   ----------   ----------
Net increase (decrease) in net asset value ................        (0.27)          2.29         (2.68)       (1.36)       (1.07)
                                                              ----------     ----------    ----------   ----------   ----------
Net Asset Value, End of Period ............................   $     6.91     $     7.18    $     4.89   $     7.57   $     8.93
                                                              ==========     ==========    ==========   ==========   ==========
TOTAL RETURN                                                       (3.76)%(b)     46.83%       (35.40)%     (14.49)%     (10.61)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...................   $    7,812     $    4,314    $    2,206   $    2,566   $    2,696
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..........         2.41%          4.65%         3.70%        3.88%        6.17%
     After reimbursement of expenses by Adviser ...........         1.60%          1.57%(c)      1.50%        1.50%        1.50%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ..........        (2.29)%        (4.42)%       (3.50)%      (2.13)%      (2.54)%
     After reimbursement of expenses by Adviser ...........        (1.48)%        (1.34)%       (1.30)%       0.25%        2.13%
   Portfolio Turnover .....................................       155.75%(b)     492.93%       496.86%      481.21%       85.98%(b)

--------------------------------------------------------
(a) ABN AMRO/Veredus SciTech Fund commenced investment operations on June 30, 2000.
(b)  Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.50% to 1.60% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 74

     ABN AMRO FUNDS
-------------------

EQUITY PLUS FUND - CLASS I(A)                                     APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED        YEAR        YEAR      TEN MONTHS     YEAR        YEAR       YEAR
                                               04/30/04       ENDED       ENDED       ENDED       ENDED        ENDED      ENDED
                                              (UNAUDITED)   10/31/03    10/31/02     10/31/01    12/31/00    12/31/99    12/31/98
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period .......  $    13.63   $   12.56   $    15.74   $   19.32   $    24.87   $   22.02  $    18.24
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................        0.08        0.17         0.09        0.14         0.14        0.17        0.18
     Net realized and unrealized gain
       (loss) on investments ...............        0.52        1.79        (2.26)      (3.31)       (4.44)       3.34        4.44
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
       Total from investment operations ....        0.60        1.96        (2.17)      (3.17)       (4.30)       3.51        4.62
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ............       (0.09)      (0.17)       (0.07)      (0.15)       (0.14)      (0.17)      (0.18)
     Distributions from net realized
       gain on investments .................       (2.24)      (0.72)       (0.94)      (0.26)       (1.11)      (0.49)      (0.66)
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
       Total distributions .................       (2.33)      (0.89)       (1.01)      (0.41)       (1.25)      (0.66)      (0.84)
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
Net increase (decrease) in net asset value .       (1.73)       1.07        (3.18)      (3.58)       (5.55)       2.85        3.78
                                              ----------   ---------   ----------   ---------   ----------   ---------  ----------
Net Asset Value, End of Period .............  $    11.90   $   13.63   $    12.56   $   15.74   $    19.32   $   24.87  $    22.02
                                              ==========   =========   ==========   =========   ==========   =========  ==========
TOTAL RETURN ...............................        4.45%(b)   16.67%      (14.33)%(b) (16.59)%     (17.64)%     16.00%      26.10%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....  $   58,316   $  82,260   $  121,147   $ 177,540   $  269,939   $ 322,937  $  295,436
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        0.60%       0.57%        0.67%       0.67%        0.61%       0.59%       0.59%
     After reimbursement of expenses
       by Adviser ..........................        0.60%       0.53%        0.54%       0.55%        0.51%       0.49%       0.48%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        1.20%       1.32%        1.11%       0.68%        0.53%       0.60%       0.85%
     After reimbursement of expenses
       by Adviser ..........................        1.20%       1.36%        1.24%       0.80%        0.63%       0.70%       0.96%
   Portfolio Turnover ......................        1.12%(b)    0.77%        0.72%(b)    9.00%       27.00%      10.00%      19.00%

------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Equity Plus Fund was known as the Independence One Equity Plus Fund. The information presented in the table represents financial and performance history of Independence One Equity Plus Trust Class.
(b)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 75

     ABN AMRO FUNDS
-------------------

BALANCED FUND - CLASS N                                           APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR         YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED        ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00     10/31/99
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, Beginning of Period. ...... $     11.07      $    10.10     $    10.77    $    14.23    $    13.04   $    12.03
                                             -----------      ----------     ----------    ----------    ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) ..............        0.06            0.13           0.19          0.26          0.29         0.27
     Net realized and unrealized gain
       (loss) on investments(a) ............        0.19            0.99          (0.64)        (2.09)         1.57         1.71
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total from investment operations ....        0.25            1.12          (0.45)        (1.83)         1.86         1.98
                                             -----------      ----------     ----------    ----------    ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income ...............       (0.08)          (0.15)         (0.20)        (0.27)        (0.30)       (0.26)
     Distributions from net realized
       gain on investments .................          --              --          (0.02)        (1.36)        (0.37)       (0.71)
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total distributions .................       (0.08)          (0.15)         (0.22)        (1.63)        (0.67)       (0.97)
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net increase (decrease) in net asset value .        0.17            0.97          (0.67)        (3.46)         1.19         1.01
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, End of Period ............. $     11.24      $    11.07     $    10.10    $    10.77    $    14.23   $    13.04
                                             ===========      ==========     ==========    ==========    ==========   ==========
TOTAL RETURN ...............................        2.16%(b)       11.23%         (4.33)%      (13.41)%       14.82%       17.26%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .... $   301,587      $  320,108     $  300,830    $  342,520    $  321,226   $  294,426
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        1.06%           1.07%          1.07%         1.07%         1.05%        1.06%
     After reimbursement of expenses
       by Adviser ..........................        1.06%           1.07%          1.07%         1.07%         1.05%        1.06%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) .......................        1.11%           1.30%          1.78%         2.10%         2.17%        2.13%
     After reimbursement of expenses
       by Adviser(a) .......................        1.11%           1.30%          1.78%         2.10%         2.17%        2.13%
   Portfolio Turnover ......................       13.58%(b)       47.90%         47.27%        35.25%        29.00%       25.05%

---------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.01), $0.01, (0.07)% and (0.07)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 76

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL BALANCED FUND - CLASS N                         APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR         YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED        ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00     10/31/99
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, Beginning of Period. .....  $     15.57      $    14.82     $    16.49    $    18.61    $    19.41   $    17.60
                                             -----------      ----------     ----------    ----------    ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .............         0.10            0.21           0.29          0.36          0.37         0.29
     Net realized and unrealized
       gain (loss) on investments(a) ......         0.57            0.78          (1.66)        (1.50)         0.06         2.73
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total from investment operations ...         0.67            0.99          (1.37)        (1.14)         0.43         3.02
                                             -----------      ----------     ----------    ----------    ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.13)          (0.24)         (0.30)        (0.36)        (0.35)       (0.27)
     Distributions from net realized
       gain on investments ................           --              --             --         (0.62)        (0.88)       (0.94)
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total distributions ................        (0.13)          (0.24)         (0.30)        (0.98)        (1.23)       (1.21)
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net increase (decrease) in net asset value          0.54            0.75          (1.67)        (2.12)        (0.80)        1.81
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, End of Period ............  $     16.11      $    15.57     $    14.82    $    16.49    $    18.61   $    19.41
                                             ===========      ==========     ==========    ==========    ==========   ==========
TOTAL RETURN ..............................         4.30%(b)        6.79%         (8.42)%       (6.34)%        2.05%       17.83%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...  $   105,060      $  105,669     $   82,126    $  126,690    $  162,896   $  160,286
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.13%           1.15%          1.14%         1.12%         1.13%        1.14%
     After reimbursement of expenses
       by Adviser .........................         1.13%           1.15%          1.14%         1.12%         1.13%        1.14%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) ......................         1.24%           1.43%          1.74%         1.99%         1.93%        1.54%
     After reimbursement of expenses
       by Adviser(a) ......................         1.24%           1.43%          1.74%         1.99%         1.93%        1.54%
   Portfolio Turnover .....................        21.20%(b)       41.18%         32.87%        44.80%        54.51%       34.79%

--------------------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.03), $0.03, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 77

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL BALANCED FUND - CLASS I                         APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR         YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED        ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00     10/31/99
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, Beginning of Period ......  $     15.57      $    14.82     $    16.49    $    18.62    $    19.42   $    18.36
                                             -----------      ----------     ----------    ----------    ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(b) .............         0.11            0.25           0.32          0.38          0.39         0.25
     Net realized and unrealized gain
       (loss) on investments(b) ...........         0.59            0.78          (1.64)        (1.49)         0.09         1.03
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total from investment operations ...         0.70            1.03          (1.32)        (1.11)         0.48         1.28
                                             -----------      ----------     ----------    ----------    ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income ..............        (0.15)          (0.28)         (0.35)        (0.40)        (0.40)       (0.22)
     Distributions from net realized
       gain on investments ................           --              --             --         (0.62)        (0.88)          --
                                             -----------      ----------     ----------    ----------    ----------   ----------
         Total distributions ..............        (0.15)          (0.28)         (0.35)        (1.02)        (1.28)       (0.22)
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net increase (decrease) in net asset value          0.55            0.75          (1.67)        (2.13)        (0.80)        1.06
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, End of Period ............  $     16.12      $    15.57     $    14.82    $    16.49    $    18.62   $    19.42
                                             ===========      ==========     ==========    ==========    ==========   ==========
TOTAL RETURN ..............................         4.50%(c)        7.06%         (8.18)%       (6.13)%        2.31%        6.98%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...  $   132,650      $  141,031     $  133,379    $  179,688    $  174,795   $   90,906
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.88%           0.89%          0.87%         0.87%         0.88%        0.91%
     After reimbursement of expenses
       by Adviser .........................         0.88%           0.89%          0.87%         0.87%         0.88%        0.91%
   Ratios of net investment income to
     average net assets:
     Before reimbursement of expenses
       by Adviser(b) ......................         1.49%           1.69%          2.01%         2.25%         2.19%        1.77%
     After reimbursement of expenses
       by Adviser(b) ......................         1.49%           1.69%          2.01%         2.25%         2.19%        1.77%
   Portfolio Turnover .....................        21.20%(c)       41.18%         32.87%        44.80%        54.51%       34.79%

---------------------------------------------
(a) Montag & Caldwell Balanced Fund - Class I commenced investment operations on December 31, 1998.
(b) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.02), $0.02, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(c)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 78

     ABN AMRO FUNDS
-------------------

GLOBAL EMERGING MARKETS FUND - CLASS I                            APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         PERIOD
                                                                                          ENDED
                                                                                        04/30/04
                                                                                     (UNAUDITED)(A)
                                                                                      ------------
Net Asset Value, Beginning of Period. ..........................................      $      10.00
                                                                                      ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .....................................................              0.03
     Net realized and unrealized gain on investments ...........................              0.55
                                                                                      ------------
       Total from investment operations ........................................              0.58
                                                                                      ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income .................                --
                                                                                      ------------
       Total distributions .....................................................                --
                                                                                      ------------
Net increase in net asset value ................................................              0.58
                                                                                      ------------
Net Asset Value, End of Period .................................................      $      10.58
                                                                                      ============
TOTAL RETURN ...................................................................              5.70%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................................      $      5,288
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ...............................              2.87%
     After reimbursement of expenses by Adviser ................................              1.45%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ...............................             (0.86)%
     After reimbursement of expenses by Adviser ................................              0.56%
   Portfolio Turnover ..........................................................             15.95%(b)

----------------------------------------------
 (a) ABN AMRO Global Emerging Markets Fund commenced investment operations on November 4, 2003.
 (b)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 79

     ABN AMRO FUNDS
-------------------

BOND FUND - CLASS N                                               APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR         YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED        ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00     10/31/99
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, Beginning of Period. .....  $     10.07      $    10.06     $    10.34    $     9.73    $     9.71   $    10.27
                                             -----------      ----------     ----------    ----------    ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .............         0.22            0.39           0.51          0.61          0.66         0.61
     Net realized and unrealized
       gain (loss) on investments(a) ......        (0.06)           0.07          (0.24)         0.62            --        (0.51)
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total from investment operations ...         0.16            0.46           0.27          1.23          0.66         0.10
                                             -----------      ----------     ----------    ----------    ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.26)          (0.45)         (0.55)        (0.62)        (0.64)       (0.61)
     Distributions from net realized
       gain on investments ................           --              --             --            --            --        (0.05)
                                             -----------      ----------     ----------    ----------    ----------   ----------
       Total distributions ................        (0.26)          (0.45)         (0.55)        (0.62)        (0.64)       (0.66)
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net increase (decrease) in net asset value         (0.10)           0.01          (0.28)         0.61          0.02        (0.56)
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, End of Period ............  $      9.97      $    10.07     $    10.06    $    10.34    $     9.73   $     9.71
                                             ===========      ==========     ==========    ==========    ==========   ==========
TOTAL RETURN ..............................         1.56%(b)        4.58%          2.80%        13.09%         6.98%        1.02%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...  $   177,441      $  202,021     $  229,676    $  369,597    $  104,960   $  133,408
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.92%           0.92%          0.92%         0.96%         0.95%        0.93%
     After reimbursement of expenses
       by Adviser .........................         0.74%           0.74%          0.74%         0.74%         0.76%(c)     0.80%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) ......................         3.98%           3.69%          4.87%         5.90%         6.53%        5.91%
     After reimbursement of expenses
       by Adviser(a) ......................         4.16%           3.87%          5.05%         6.12%         6.72%        6.04%
   Portfolio Turnover .....................        23.94%(b)      126.94%         77.19%        61.78%        39.27%       49.83%

---------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.03), $0.03, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b)  Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.80% to 0.74% on February 15, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 80

     ABN AMRO FUNDS
-------------------

BOND FUND - CLASS I                                               APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED          YEAR          YEAR          YEAR        PERIOD
                                                               04/30/04        ENDED         ENDED         ENDED        ENDED
                                                              (UNAUDITED)     10/31/03      10/31/02      10/31/01    10/31/00(A)
                                                              -----------    ----------    ----------    ----------   ---------
Net Asset Value, Beginning of Period ....................     $    10.07     $    10.06    $    10.34    $     9.73   $     9.64
                                                              ----------     ----------    ----------    ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(b) ...........................           0.20           0.41          0.56          0.64         0.17
     Net realized and unrealized gain (loss)
       on investments(b) ................................          (0.03)          0.07         (0.26)         0.62         0.09
                                                              ----------     ----------    ----------    ----------   ----------
       Total from investment operations .................           0.17           0.48          0.30          1.26         0.26
                                                              ----------     ----------    ----------    ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ................................          (0.27)         (0.47)        (0.58)        (0.65)       (0.17)
     Distributions from net realized gain
       on investments ...................................             --             --            --            --           --
                                                              ----------     ----------    ----------    ----------   ----------
       Total distributions ..............................          (0.27)         (0.47)        (0.58)        (0.65)       (0.17)
                                                              ----------     ----------    ----------    ----------   ----------
Net increase (decrease) in net asset value ..............          (0.10)          0.01         (0.28)         0.61         0.09
                                                              ----------     ----------    ----------    ----------   ----------
Net Asset Value, End of Period ..........................     $     9.97     $    10.07    $    10.06    $    10.34   $     9.73
                                                              ==========     ==========    ==========    ==========   ==========
Total Return ............................................           1.69%(c)       4.85%         3.07%        13.36%        2.70%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .................     $  245,265     $  300,363    $  262,924    $   79,444   $   49,432
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ........           0.67%          0.67%         0.67%         0.71%        0.70%
     After reimbursement of expenses by Adviser .........           0.49%          0.49%         0.49%         0.49%        0.51%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(b) .....           4.23%          3.94%         5.12%         6.15%        6.78%
     After reimbursement of expenses by Adviser(b) ......           4.41%          4.12%         5.30%         6.37%        6.97%
   Portfolio Turnover ...................................          23.94%(c)     126.94%        77.19%        61.78%       39.27%

---------------------------------------------
(a)  ABN AMRO Bond Fund - Class I commenced  investment  operations  on July 31,
     2000.
(b) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.01), $0.01, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(c)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 81

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND - CLASS N                              APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED         PERIOD
                                                                    04/30/04         ENDED
                                                                   (UNAUDITED)    10/31/03(A)
                                                                   -----------   ------------
Net Asset Value, Beginning of Period .........................       $  9.82        $ 10.08
                                                                     -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...................................          0.15(b)        0.10(b)
     Net realized and unrealized loss on investments .........         (0.08)(b)      (0.23)(b)
                                                                     -------        -------
       Total from investment operations ......................          0.07          (0.13)
                                                                     -------        -------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income         (0.20)         (0.13)
     Distributions from net realized gain on investments .....         (0.28)            --
                                                                     -------        -------
       Total distributions ...................................         (0.48)         (0.13)
                                                                     -------        -------
Net decrease in net asset value ..............................         (0.41)         (0.26)
                                                                     -------        -------
Net Asset Value, End of Period ...............................       $  9.41        $  9.82
                                                                     =======        =======
TOTAL RETURN .................................................          0.68%(c)      (1.24)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......................       $   866        $   257
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .............          1.19%(d)       1.18%
     After reimbursement of expenses by Adviser ..............          0.89%(d)       0.89%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser .............          2.91%          2.58%
     After reimbursement of expenses by Adviser ..............          3.21%          2.87%
   Portfolio Turnover ........................................         33.28%(c)     105.35%

-------------------------------------------------
(a) ABN AMRO Investment Grade Bond Fund - Class N commenced operations on June 30, 2003.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)  Not Annualized.
(d) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 82

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND - CLASS I(A)                           APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED         YEAR     SIX MONTHS     YEAR        YEAR         YEAR       YEAR
                                               04/30/04        ENDED       ENDED       ENDED       ENDED        ENDED      ENDED
                                              (UNAUDITED)    10/31/03    10/31/02     4/31/01     4/31/00      4/31/99    4/31/98
                                              ----------     --------   ----------   ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period .......  $     9.82     $  10.33    $    9.96    $   9.88    $    9.54    $   9.99   $   10.03
                                              ----------     --------    ---------    --------    ---------    --------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................        0.17(b)      0.34(b)      0.24        0.54         0.57        0.57        0.58
     Net realized and unrealized gain
       (loss) on investments ...............       (0.09)(b)    (0.10)(b)     0.41        0.08         0.34       (0.44)      (0.03)
                                              ----------     --------    ---------    --------    ---------    --------   ---------
       Total from investment operations ....        0.08         0.24         0.65        0.62         0.91        0.13        0.55
                                              ----------     --------    ---------    --------    ---------    --------   ---------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ............       (0.21)       (0.44)       (0.28)      (0.54)       (0.57)      (0.57)      (0.58)
     Distributions from net
       realized gain on investments ........       (0.28)       (0.31)          --          --           --          --          --
     Contribution (return) of capital ......          --           --           --          --           --       (0.01)      (0.01)
                                              ----------     --------    ---------    --------    ---------    --------   ---------
       Total distributions .................       (0.49)       (0.75)       (0.28)      (0.54)       (0.57)      (0.58)      (0.59)
                                              ----------     --------    ---------    --------    ---------    --------   ---------
Net increase (decrease) in net asset value .       (0.41)       (0.51)        0.37        0.08         0.34       (0.45)      (0.04)
                                              ----------     --------    ---------    --------    ---------    --------   ---------
Net Asset Value, End of Period .............  $     9.41     $   9.82    $   10.33    $   9.96    $    9.88    $   9.54   $    9.99
                                              ==========     ========    =========    ========    =========    ========   =========
TOTAL RETURN ...............................        0.79%(c)     2.47%        6.60%(c)    6.38%        9.76%       1.40%       5.60%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....  $   44,441     $ 48,773    $  54,748    $ 83,142    $  90,771    $ 93,202   $  86,920
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        0.94%(d)     0.93%        1.06%       1.05%        1.05%       1.02%       1.03%
     After reimbursement of expenses
       by Adviser ..........................        0.64%(d)     0.64%        0.65%       0.60%        0.60%       0.57%       0.57%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        3.16%        3.14%        4.11%       4.93%        5.39%       5.48%       5.39%
     After reimbursement of expenses
       by Adviser ..........................        3.46%        3.43%        4.52%       5.38%        5.84%       5.93%       5.85%
   Portfolio Turnover ......................       33.28%(c)   105.35%       80.49%(c)   17.00%       28.00%      27.00%      20.00%

-------------------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Investment Grade Bond Fund was known as Independence One Fixed Income Fund. The information presented in the table represents financial and performance history of Independence One Fixed Income Trust Class.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)  Not Annualized.
(d) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           | 83

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND - CLASS N AND CLASS I                        APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  CLASS N                       CLASS I
                                                                        -------------------------     --------------------------
                                                                        SIX MONTHS                    SIX MONTHS
                                                                           ENDED         PERIOD          ENDED         PERIOD
                                                                         04/30/04         ENDED        04/30/04         ENDED
                                                                        (UNAUDITED)    10/31/03(A)    (UNAUDITED)    10/31/03(A)
                                                                        -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period .........................           $   10.15      $   10.00      $   10.15      $   10.00
                                                                         ---------      ---------      ---------      ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...................................                0.33           0.18           0.34           0.19
     Net realized and unrealized gain on investments .........                0.10           0.17           0.11           0.17
                                                                         ---------      ---------      ---------      ---------
       Total from investment operations ......................                0.43           0.35           0.45           0.36
                                                                         ---------      ---------      ---------      ---------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income               (0.36)         (0.20)         (0.38)         (0.21)
                                                                         ---------      ---------      ---------      ---------
       Total distributions ...................................               (0.36)         (0.20)         (0.38)         (0.21)
                                                                         ---------      ---------      ---------      ---------
Net increase in net asset value ..............................                0.07           0.15           0.07           0.15
                                                                         ---------      ---------      ---------      ---------
Net Asset Value, End of Period ...............................           $   10.22      $   10.15      $   10.22      $   10.15
                                                                         =========      =========      =========      =========
TOTAL RETURN .................................................                4.20%(b)       3.67%(b)       4.33%(b)       3.76%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......................           $  10,562      $  10,425      $  10,354      $  10,282
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .............                1.25%          1.25%          1.00%          1.00%
     After reimbursement of expenses by Adviser ..............                0.80%          0.80%          0.55%          0.55%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser .............                5.93%          4.99%          6.18%          5.24%
     After reimbursement of expenses by Adviser ..............                6.38%          5.44%          6.63%          5.69%
   Portfolio Turnover ........................................               37.17%(b)      16.23%(b)      37.17%(b)      16.23%(b)

--------------------------------------------------------
(a) ABN AMRO High Yield Bond Fund - Class N and Class I commenced investment operations on June 30, 2003.
(b)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 84

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND - CLASS N                                     APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR         YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED        ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00     10/31/99
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, Beginning of Period ....... $     10.65      $    10.56     $    10.43    $     9.92     $    9.73   $    10.36
                                             -----------      ----------     ----------    ----------     ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................        0.17            0.37           0.41          0.47          0.48         0.46
     Net realized and unrealized gain
       (loss) on investments ...............       (0.16)           0.09           0.13          0.51          0.21        (0.63)
                                             -----------      ----------     ----------    ----------     ---------   ----------
       Total from investment operations ....        0.01            0.46           0.54          0.98          0.69        (0.17)
                                             -----------      ----------     ----------    ----------     ---------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ............       (0.17)          (0.37)         (0.41)        (0.47)        (0.50)       (0.46)
     Distributions from net realized
       gain on investments .................       (0.15)             --             --            --            --           --
                                             -----------      ----------     ----------    ----------     ---------   ----------
       Total distributions .................       (0.32)          (0.37)         (0.41)        (0.47)        (0.50)       (0.46)
                                             -----------      ----------     ----------    ----------     ---------   ----------
Net increase (decrease) in net asset value .       (0.31)           0.09           0.13          0.51          0.19        (0.63)
                                             -----------      ----------     ----------    ----------     ---------   ----------
Net Asset Value, End of Period ............. $     10.34      $    10.65     $    10.56    $    10.43     $    9.92   $     9.73
                                             ===========      ==========     ==========    ==========     =========   ==========
TOTAL RETURN ...............................        0.08%(a)        4.45%          5.32%        10.09%         7.30%       (1.77)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .... $    53,093      $    8,047     $   54,264    $   48,222     $  18,903   $   17,219
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        0.93%           0.90%          0.81%         1.06%         1.17%        1.20%
     After reimbursement of expenses
       by Adviser ..........................        0.50%           0.50%          0.50%         0.18%(b)      0.10%        0.10%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        2.84%           3.10%          3.62%         3.67%         3.82%        3.45%
     After reimbursement of expenses
       by Adviser ..........................        3.27%           3.50%          3.93%         4.55%         4.89%        4.55%
   Portfolio Turnover ......................       10.97%(a)       59.47%         53.17%        60.10%        91.58%       22.83%

---------------------------------------------------------
(a)  Not Annualized.
(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 85

     ABN AMRO FUNDS
-------------------

INVESTOR MONEY MARKET FUND - CLASS N                              APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR           YEAR          YEAR          YEAR         YEAR
                                              04/30/04           ENDED          ENDED         ENDED         ENDED        ENDED
                                             (UNAUDITED)       10/31/03       10/31/02      10/31/01      10/31/00     10/31/99
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, Beginning of Period ....... $      1.00      $     1.00     $     1.00    $     1.00    $     1.00   $     1.00
                                             -----------      ----------     ----------    ----------    ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          --(a)         0.01           0.01          0.04          0.06         0.05
                                             -----------      ----------     ----------    ----------    ----------   ----------
     Less distributions from
       net investment income ...............          --(a)        (0.01)         (0.01)        (0.04)        (0.06)       (0.05)
                                             -----------      ----------     ----------    ----------    ----------   ----------
Net Asset Value, End of Period ............. $      1.00      $     1.00     $     1.00    $     1.00    $     1.00   $     1.00
                                             ===========      ==========     ==========    ==========    ==========   ==========
TOTAL RETURN ...............................        0.27%(b)        0.78%          1.37%         4.40%         5.90%        4.76%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .... $   200,623      $  236,811     $  340,537    $  484,148    $  359,483   $  335,140
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        0.52%           0.51%          0.52%         0.51%         0.50%        0.51%
     After reimbursement of expenses
       by Adviser ..........................        0.52%           0.51%          0.52%         0.51%         0.50%        0.51%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ..........................        0.55%           0.78%          1.39%         4.24%         5.72%        4.63%
     After reimbursement of expenses
       by Adviser ..........................        0.55%           0.78%          1.39%         4.24%         5.72%        4.63%

-------------------------------------------
(a)  Represents less than $0.005 per share.
(b)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 86

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: The ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 26 separate portfolios.

Nineteen Funds of the Trust are included in these financial statements: ABN AMRO Growth Fund (the "Growth Fund"), ABN AMRO/Montag & Caldwell Growth Fund (the "M&C Growth Fund"), ABN AMRO/TAMRO Large Cap Value Fund (the "TAMRO Large Cap Value Fund"), ABN AMRO Value Fund (the "Value Fund"), ABN AMRO/Veredus Select Growth Fund (the "Veredus Select Growth Fund"), ABN AMRO Mid Cap Fund (the "Mid Cap Fund"), ABN AMRO/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund"), ABN AMRO/Veredus Aggressive Growth Fund (the "Veredus Aggressive Growth Fund"), ABN AMRO Real Estate Fund (the "Real Estate Fund"), ABN AMRO/Veredus SciTech Fund (the "Veredus SciTech Fund"), ABN AMRO Equity Plus Fund (the "Equity Plus Fund"), ABN AMRO Balanced Fund (the "Balanced Fund"), ABN AMRO/Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), ABN AMRO Global Emerging Markets Fund (the "Global Emerging Markets Fund"), ABN AMRO Bond Fund (the "Bond Fund"), ABN AMRO Investment Grade Bond (the "Investment Grade Bond Fund"), ABN AMRO High Yield Bond (the "High Yield Bond Fund"), ABN AMRO Municipal Bond Fund (the "Municipal Bond Fund") and ABN AMRO Investor Money Market Fund (the "Investor Money Market Fund") (each a "Fund" and collectively, the "Funds").

Growth Fund is authorized to issue four classes of shares (Class N Shares, Class I Shares, Class C Shares and Class R Shares). M&C Growth Fund is authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). Veredus Aggressive Growth Fund, Balanced Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund are each authorized to issue two classes of shares (Class N Shares and Class I Shares). TAMRO Large Cap Value Fund, Value Fund, Veredus Select Growth Fund, Mid Cap Fund, TAMRO Small Cap Fund, Real Estate Fund, Veredus SciTech Fund, Municipal Bond Fund and Investor Money Market Fund are each authorized to issue one class of shares (N Shares). Equity Plus Fund and Global Emerging Markets Fund are each authorized to issue one class of Shares (I Shares). Currently Balanced Fund offers only Class N Shares. Each class of shares are substantially the same except that (i) Class C Shares are subject to a contingent deferred sales charge ("CDSC") of up to 1.00%, which is imposed upon the sale of Class C Shares within 18 months of their purchase, and (ii) certain classes of shares bear class specific expenses, which include distribution fees, shareholder servicing fees and sub-transfer agent fees.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States. Certain reclassifications have been made to prior year financial information to conform with current year presentations.

(1) SECURITY VALUATION: Equity securities and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), when appropriate. If no last sale price or NOCP, when appropriate, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at the fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds will rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. For Investor Money Market Fund, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser, subject


                                                                           | 87

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) FORWARD CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(4) WHEN ISSUED/DELAYED DELIVERY SECURITIES: The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds will segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, Investment Grade Bond Fund had when issued and delayed delivery purchase commitments of $504,667.

(5) MORTGAGE-BACKED SECURITIES: Balanced Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund, High Yield Bond Fund and Municipal Bond Fund may invest in mortgage-backed securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

The Funds listed above may also invest in  collateralized  mortgage  obligations
(CMOs) and real estate mortgage investment conduits (REMICs). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A planned amortization class (PAC) is a specific class of mortgages, which over its life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

These Funds may also utilize interest only (IO) securities to increase the diversification of the portfolio and manage risk. An IO security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

(6) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Premiums and discounts are amortized or accreted on a straight-line method for the Investor Money Market Fund and effective yield on fixed income securities on all other Funds. Securities transac-

| 88
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     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

tions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(7) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(8) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2003, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                                       2008           2009           2010             2011           TOTAL
                                       ----           ----           ----             ----           -----
Growth Fund .....................  $ 21,737,222   $ 16,345,479   $ 21,762,275     $ 9,280,318   $ 69,125,294
M&C Growth Fund .................            --    113,814,617    269,879,575      72,782,075    456,476,267
TAMRO Large Cap Value Fund ......            --         23,647      1,428,177              --      1,451,824
Value Fund ......................            --             --     19,307,363       1,555,038     20,862,401
Veredus Select Growth Fund ......            --             --        487,624              --        487,624
Veredus Aggressive Growth Fund ..            --     15,756,886    166,261,994              --    182,018,880
Veredus SciTech Fund ............            --        545,680      1,041,291              --      1,586,971
Balanced Fund ...................            --      4,717,846      8,721,960              --     13,439,806
M&C Balanced Fund ...............            --     16,152,430     18,558,256       2,978,228     37,688,914
Bond Fund .......................       287,399             --      2,478,635              --      2,766,034
High Yield Bond Fund ............            --             --             --          37,818         37,818

(9) MULTI-CLASS OPERATIONS: With respect to Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund, each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include distribution fees, shareholder servicing fees and sub-transfer agent fees.

(10) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(11) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is improbable.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are distributed at least annually.

The  following  funds  distribute   dividends  from  net  investment  income  to
shareholders quarterly and net realized gains from investment transactions, if any, are distributed at least annually:

Growth Fund
M&C Growth Fund
TAMRO Large Cap Value Fund
Value Fund
Veredus Select Growth Fund

                                                                           | 89
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     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

Mid Cap Fund
TAMRO Small Cap Fund
Veredus Aggressive Growth
Real Estate Fund
Veredus SciTech Fund
Equity Plus Fund
Balanced Fund
M&C Balanced Fund

Global Emerging Markets Fund distributes dividends from net investment income and net realized gains from investment transactions, if any, at least annually.

Municipal Bond Fund and Investor Money Market Fund declare dividends daily, which are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Net realized gains, if any, are distributed at least annually. Differences in dividends per share between classes of Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                      DISTRIBUTIONS PAID IN 2003                  DISTRIBUTIONS PAID IN 2002
                                      --------------------------                  --------------------------
                             TAX-EXEMPT                      LONG-TERM     TAX-EXEMPT                      LONG-TERM
                               INCOME     ORDINARY INCOME  CAPITAL GAINS     INCOME     ORDINARY INCOME  CAPITAL GAINS
                               ------     ---------------  -------------     ------     ---------------  -------------
Growth Fund ..............   $       --     $        --      $       --    $       --     $        --     $ 1,289,249
M&C Growth Fund ..........           --      14,063,027              --            --       8,332,241              --
TAMRO Large Cap Value Fund           --         107,255              --            --          54,062              --
Value Fund ...............           --       2,671,906              --            --       1,101,116       2,051,354
Mid Cap Fund .............           --              --              --            --              --         713,163
TAMRO Small Cap Fund .....           --              --              --            --          35,662           1,558
Real Estate Fund .........           --         740,295         898,102            --         596,329         363,547
Equity Plus Fund .........           --       1,423,331       6,389,707            --         742,470      10,423,095
Balanced Fund ............           --       4,352,069              --            --       6,116,976         585,421
M&C Balanced Fund ........           --       3,967,528              --            --       5,505,477              --
Bond Fund ................           --      25,014,471              --            --      24,505,530              --
Investment Grade Bond Fund           --       2,349,011       1,543,571            --       1,836,849              --
High Yield Bond Fund .....           --         294,453              --           N/A             N/A             N/A
Municipal Bond Fund ......    1,777,278              --              --     2,004,217              --              --
Investor Money Market Fund           --       2,849,917              --            --       5,426,946              --

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                 CAPITAL LOSS     UNDISTRIBUTED     UNDISTRIBUTED    UNDISTRIBUTED      UNREALIZED
                                 CARRYFORWARD    ORDINARY INCOME  TAX-EXEMPT INCOME LONG-TERM GAIN     APPRECIATION
                                 ------------    ---------------  ----------------- --------------     ------------
Growth Fund ..................  $ (69,125,294)      $       --       $       --       $        --     $ 150,143,750
M&C Growth Fund ..............   (456,476,267)       1,493,636               --                --       223,009,526
TAMRO Large Cap Value Fund ...     (1,451,824)           6,165               --                --           807,743
Value Fund ...................    (20,862,401)         200,478               --                --        13,574,487
Veredus Select Growth Fund ...       (487,624)              --               --                --           150,911
Mid Cap Fund .................             --               --               --           654,961        30,300,049
TAMRO Small Cap Fund .........             --        4,876,999               --         4,162,222         9,779,921
Veredus Aggressive Growth Fund   (182,018,880)              --               --                --        96,962,667
Real Estate Fund .............             --          239,844               --           504,774         7,879,123
Veredus SciTech Fund .........     (1,586,971)              --               --                --           356,418
Equity Plus Fund .............             --          126,790               --        12,686,145        19,406,340
Balanced Fund ................    (13,439,806)         655,292               --                --        42,831,129
M&C Balanced Fund ............    (37,688,914)         567,381               --                --        16,782,944
Bond Fund ....................     (2,766,034)       2,302,261               --                --         2,860,490
Investment Grade Bond Fund ...             --          160,604               --         1,396,278           260,782
High Yield Bond Fund .........        (37,818)         126,038               --                --           345,092
Municipal Bond Fund ..........             --          250,780           81,597           437,915         2,600,480
Investor Money Market Fund ...             --          118,072               --                --                --

These amounts are as of the most recent tax year end.

| 90
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     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 2004, ABN AMRO Asset Management Holdings, Inc. owned 5,540 shares of Growth Fund, Class C and 5,540 shares of Class R, 5,373 shares of M&C Growth Fund, Class R, 100,000 shares of Veredus Select Growth Fund, 9,901 shares of Investment Grade Bond Fund, Class N, 999,987 shares of High Yield Bond Fund, Class N and 999,986 shares of Class I, and 500,000 shares of Global Emerging Markets, Class I. Share Transactions of the Funds are as follows:

SIX MONTHS ENDED APRIL 30, 2004

                                                  PROCEEDS FROM
                                                  REINVESTMENT                    NET INCREASE/(DECREASE)
CLASS N                              SOLD       OF DISTRIBUTIONS      REDEEMED     IN SHARES OUTSTANDING
-------                              ----       ----------------      --------    ----------------------
Growth Fund ..................     9,707,641               --        (6,607,837)          3,099,804
M&C Growth Fund ..............     8,668,824           33,582        (8,878,262)           (175,856)
TAMRO Large Cap Value Fund ...       259,624            3,021           (70,386)            192,259
Value Fund ...................       903,041           42,032          (713,308)            231,765
Veredus Select Growth Fund ...        62,450               --           (32,254)             30,196
Mid Cap Fund .................     6,985,171           30,105        (2,822,293)          4,192,983
TAMRO Small Cap Fund .........     3,607,234          486,161        (1,755,249)          2,338,146
Veredus Aggressive Growth Fund     9,373,238               --        (5,817,911)          3,555,327
Real Estate Fund .............       787,530           46,330          (394,332)            439,528
Veredus SciTech Fund .........       698,313               --          (168,660)            529,653
Balanced Fund ................     2,819,730          196,278        (5,099,103)         (2,083,095)
M&C Balanced Fund ............       966,895           52,997        (1,284,898)           (265,006)
Bond Fund ....................     3,155,744          379,041        (5,798,813)         (2,264,028)
Investment Grade Bond Fund ...        72,782            3,181           (10,074)             65,889
High Yield Bond Fund .........        73,349              936           (67,543)              6,742
Municipal Bond Fund ..........     1,559,700           65,869        (1,005,862)            619,707
Investor Money Market Fund ...   356,316,188          103,273      (392,607,872)        (36,188,411)

                                                  PROCEEDS FROM
                                                  REINVESTMENT                    NET INCREASE/(DECREASE)
CLASS I                              SOLD       OF DISTRIBUTIONS      REDEEMED     IN SHARES OUTSTANDING
-------                              ----       ----------------      --------    ----------------------
Growth Fund ....................   2,925,869               --          (413,912)          2,511,957
M&C Growth Fund ................  15,619,635          348,607       (12,600,703)          3,367,539
Veredus Aggressive Growth Fund .   2,365,867               --        (1,368,650)            997,217
Equity Plus Fund ...............      48,991          969,332        (2,155,017)         (1,136,694)
M&C Balanced Fund ..............     696,484           83,154        (1,604,110)           (824,472)
Global Emerging Markets Fund (a)          --               --                --                  --
Bond Fund ......................   2,148,861          159,014        (7,535,510)         (5,227,635)
Investment Grade Bond Fund .....     185,311          150,448          (580,673)           (244,914)
High Yield Bond Fund ...........         145              227                --                 372

(a) Global Emerging Markets Fund commenced operations on November 4, 2003. Shares sold do not reflect the initial investment of 500,000 shares.

                                                  PROCEEDS FROM
                                                  REINVESTMENT                          NET INCREASE
CLASS C                              SOLD       OF DISTRIBUTIONS      REDEEMED     IN SHARES OUTSTANDING
-------                              ----       ----------------      --------    ----------------------
Growth Fund .....................   2,486              --               --               2,486

                                                  PROCEEDS FROM
                                                  REINVESTMENT                          NET INCREASE
CLASS R                              SOLD       OF DISTRIBUTIONS      REDEEMED     IN SHARES OUTSTANDING
-------                              ----       ----------------      --------    ----------------------
Growth Fund .....................   23,078             --               (577)            22,501
M&C Growth Fund .................   12,188             10                (66)            12,132

                                                                           | 91

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31, 2003

                                                   PROCEEDS FROM
                                                   REINVESTMENT                      REDEMPTION  NET INCREASE/(DECREASE)
CLASS N                                 SOLD     OF DISTRIBUTIONS      REDEEMED        IN KIND    IN SHARES OUTSTANDING
-------                                 ----     ----------------      --------        -------    ---------------------
Growth Fund ..................       21,875,290             --        (13,128,612)          --         8,746,678
M&C Growth Fund ..............       24,124,168             --        (15,018,263)          --         9,105,905
TAMRO Large Cap Value Fund ...          471,857         11,842           (354,462)    (400,737)         (271,500)
Value Fund ...................        8,060,092        100,007         (1,116,476)          --         7,043,623
Veredus Select Growth Fund ...           57,417             --           (139,055)          --           (81,638)
Mid Cap Fund .................       10,462,766             --         (7,006,337)          --         3,456,429
TAMRO Small Cap Fund .........        1,540,664             --         (1,523,548)          --            17,116
Veredus Aggressive Growth Fund       22,546,882             --        (20,870,597)          --         1,676,285
Real Estate Fund .............        2,272,309         88,526           (370,819)          --         1,990,016
Veredus SciTech Fund .........          476,416             --           (326,935)          --           149,481
Balanced Fund ................        6,989,770        424,415         (8,272,700)          --          (858,515)
M&C Balanced Fund ............        4,233,971         96,359         (3,087,931)          --         1,242,399
Bond Fund ....................        8,228,971        755,253        (11,749,446)          --        (2,765,222)
Investment Grade Bond Fund (a)           26,096             94                (34)          --            26,156
High Yield Bond Fund (b) .....           66,030          3,295            (42,723)          --            26,602
Municipal Bond Fund ..........        2,858,408         50,827         (3,532,778)          --          (623,543)
Investor Money Market Fund ...      952,930,175        352,027     (1,057,008,185)          --      (103,725,983)

(a) Investment Grade Bond Fund began issuing Class N Shares on June 30, 2003.
(b) High Yield Bond Fund Commenced investment operations on June 30, 2003. Shares sold do not reflect the initial investment of 1,000,000 shares.

                                                  PROCEEDS FROM
                                                  REINVESTMENT                    NET INCREASE/(DECREASE)
CLASS I                              SOLD       OF DISTRIBUTIONS      REDEEMED     IN SHARES OUTSTANDING
-------                              ----       ----------------      --------    ----------------------
Growth Fund ..................     6,619,058               --        (1,864,500)          4,754,558
M&C Growth Fund ..............    48,422,532          637,229       (14,744,081)         34,315,680
Veredus Aggressive Growth Fund     2,438,986               --        (1,975,075)            463,911
Equity Plus Fund .............       402,164           50,595        (4,059,377)         (3,606,618)
M&C Balanced Fund ............     1,878,207          166,601        (1,991,652)             53,156
Bond Fund ....................    15,710,264          372,717       (12,386,953)          3,696,028
Investment Grade Bond Fund ...     1,236,169           33,616        (1,600,898)           (331,113)
High Yield Bond Fund (a) .....        12,557            3,578            (3,453)             12,682

(a) High Yield Bond Fund commenced investment operations on June 30, 2003. Shares sold do not reflect the initial investment of 1,000,000 shares.

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the period ended April 30, 2004 were as follows:

                              AGGREGATE PURCHASES             PROCEEDS FROM SALES
                              -------------------             -------------------
                        U.S. GOVERNMENT      OTHER      U.S. GOVERNMENT     OTHER
                        ---------------      -----      ---------------     -----
Growth Fund ...........   $       --    $  222,447,869    $        --   $ 86,215,614
M&C Growth Fund .......           --     1,109,479,680             --    775,360,035
TAMRO Large Cap
  Value Fund ..........           --         4,666,446             --      2,371,970
Value Fund ............           --        47,549,904             --     46,209,647
Veredus Select
  Growth Fund .........           --         3,765,762             --      3,474,342
Mid Cap Fund ..........           --       111,530,485             --     31,129,747
TAMRO Small
  Cap Fund ............           --        64,260,989             --     42,653,642
Veredus Aggressive
  Growth Fund .........           --       427,466,078             --    334,999,965

                              AGGREGATE PURCHASES             PROCEEDS FROM SALES
                              -------------------             -------------------
                        U.S. GOVERNMENT      OTHER      U.S. GOVERNMENT     OTHER
                        ---------------      -----      ---------------     -----
Real Estate Fund ......  $        --    $   11,256,788    $        --   $  5,586,235
Veredus SciTech
  Fund ................           --        13,450,605             --      9,262,991
Equity Plus Fund ......           --           788,099             --     26,900,256
Balanced Fund .........    4,088,436        36,434,201     26,111,431     98,226,481
M&C Balanced
  Fund ................      929,986        49,713,290      5,357,450     55,188,144
Global Emerging
  Markets Fund ........           --         5,533,106             --        719,388
Bond Fund .............   28,509,534        77,981,760     95,830,429     79,913,602
Investment Grade
  Bond Fund ...........    7,924,191         7,664,210     12,199,787      8,403,974
High Yield Bond Fund ..           --         7,587,939             --      7,609,004
Municipal Bond Fund ...           --        12,927,570             --      5,417,313

| 92
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     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

NOTE (F) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under various advisory agreements with the Funds, each Adviser provides the Funds with investment advisory services. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on a specified annual rate of average daily net assets. In addition, certain Funds have an expense limitation agreement with the Adviser, which capped annual total expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets, respectively. Contractual expense limitation contracts are effective through February 28, 2005. The advisory rates and contractual expense limitations for the six months ended April 30, 2004 were as follows:

                                                                CONTRACTUAL
                                                            EXPENSE LIMITATIONS
                                                            -------------------
                                        ADVISORY FEES         CLASS N  CLASS I
                                        -------------         -------  -------
Growth Fund                                  0.70%              N/A      N/A
M&C Growth Fund                  0.80% on first $800,000,000
                                   0.60% over $800,000,000      N/A      N/A
TAMRO Large Cap Value Fund                   0.80%             1.20%     N/A
Value Fund                                   0.80%             0.94%     N/A
Veredus Select Growth Fund                   0.80%             1.30%     N/A
Mid Cap Fund (a)                 0.80% on first $100,000,000
                                  0.75% next $300,000,0000.
                                    70% over $400,000,000      1.40%     N/A
TAMRO Small Cap Fund                         0.90%             1.30%     N/A
Veredus Aggressive Growth Fund               1.00%             1.49%    1.24%
Real Estate Fund                             1.00%             1.37%     N/A
Veredus SciTech Fund                         1.00%             1.60%     N/A
Equity Plus Fund                             0.40%              N/A      N/A
Balanced Fund                                0.70%              N/A      N/A
M&C Balanced Fund                            0.75%              N/A      N/A
Global Emerging Markets Fund                 1.10%              N/A     1.45%
Bond Fund                                    0.55%             0.74%    0.49%
High Yield Bond Fund                         0.45%             0.80%    0.55%
Investment Grade Bond Fund (b)               0.50%             0.89%    0.64%
Municipal Bond Fund (c)                      0.60%              N/A      N/A
Investor Money Market Fund                   0.40%              N/A      N/A

(a) Effective December 22, 2003, the advisory fee for the Mid Cap Fund changed from 0.80% to 0.80% of the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the average daily net assets.
(b) Effective March 1, 2004, the advisory fee for Investment Grade Bond Fund decreased from 0.70% to 0.50% of the average daily net assets.
(c) The Adviser voluntarily waived management fees and all distribution fees so that the net expense ratio was 0.50%. The Adviser may revise or discontinue the voluntary waivers at any time.

MFS  Institutional  Advisors,  Inc.  ("MFS") serves as the  sub-adviser to Value
Fund. thinkorswim Advisors, Inc. serves as sub-adviser to Equity Plus Fund. Optimum Investment Advisers, LP serves as sub-adviser to Mid Cap Fund. Sub-advisory fees are paid monthly by the Adviser.

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees are accrued for at a fixed charge that varies according to the size of the fund. The fee arrangements are as follows:


ADMINISTRATION FEES   ANNUAL RATE   CUSTODY LIAISON FEES   ANNUAL RATE
-------------------   -----------   --------------------   -----------
First $2 billion         0.060%      First $100 million      $10,000
$2 billion to            0.050        $100 million to
  $12.5 billion                         $500 million          15,000
Over $12.5 billion       0.045       Over $500 million        20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Under terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows.


SUB-ADMINISTRATION FEES    ANNUAL RATE
-----------------------    -----------
First $2 billion              0.045%
$2 billion to $3 billion      0.040%
$3 billion to $8 billion      0.030%
$8 billion to $12 billion     0.025%
Over $12 billion              0.020%

Under the sub-administration agreement with PFPC, custody liaison fees are fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with the exception of Investor Money Market Fund, with respect to Class N shares, Class R shares and Class C shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets, 0.50% of each participating Fund's Class R average daily net assets and 0.75% of each participating Fund's Class C average daily net assets. The Class I shares of Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, Equity Plus Fund, M&C Balanced Fund, Global Emerging Markets, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund do not have distribution plans.

The Growth Fund has also adopted a shareholder servicing plan for the Class C shares. The Distributor is paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class C shares, for its efforts in maintaining client accounts, arranging bank wires, responding

                                                                           | 93

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions and changing their dividend options, account designations and addresses. In addition, the Distributor is paid a CDSC of up to 1.00% on the redemption of Class C Shares within 18 months of their purchase. For the six months ended April 30, 2004, the Distributor did not receive any CDSC from redemptions.

In addition, some of the Funds, with respect to Class N shares, Class I shares, Class Cshares and Class R shares, charge a sub-transfer agent fee pursuant to certain fee arrangements. For the period ended April 30, 2004, the fees charged to these Funds for Class N, Class I, Class C and Class R which are included in the Transfer agent fees on the Statement of Operations, were as follows:

                                SUB-TRANSFER AGENTS FEES
                                ------------------------
                       CLASS N    CLASS I    CLASS C    CLASS R
                       -------    -------    -------    -------
Growth Fund ........  $128,798    $10,253    $   622    $   846
M&C Growth Fund ....   184,569     17,812         --         --
TAMRO Large Cap
  Value Fund .......       599         --         --         --
Value Fund .........        17         --         --         --
Mid Cap Fund .......    59,053         --         --         --
TAMRO Small Cap
  Fund .............     6,413         --         --         --
Veredus Aggressive
  Growth Fund ......    87,636      3,488         --         --
Real Estate Fund ...     2,203         --         --         --
Veredus SciTech Fund     1,301         --         --         --
Balanced Fund ......    12,908         --         --         --
M&C Balanced Fund ..     5,106         --         --         --
Bond Fund ..........     8,119         --         --         --
Municipal Bond Fund      5,393         --         --         --

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective March 1, 2004, the Trust pays each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $10,000 and reimburses each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $5,000 per year. Prior to March 1, 2004, Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses.

NOTE (G) CREDIT AGREEMENT: The Credit Agreement, amended March 17, 2004, with The Bank of Nova Scotia provides the Trust with a revolving credit facility up to $50 million. The facility is shared by the series of the Trust, including these Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to reasonable administrative and legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offering Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2004, there were no borrowings outstanding against the line of credit.

NOTE (H) LIQUIDATIONS: At a meeting held on February 16, 2004, the Board of Trustees of the Trust approved the liquidations of International Equity Fund and Select Small Cap Fund effective March 26, 2004.

SUBSEQUENT EVENT: ABN AMRO Mid Cap Fund, Class I, is currently in registration with the Securities and Exchange Commission with an anticipated commencement date on or about June 30, 2004.

| 94

[GRAPHIC OMITTED]

                                 ABN AMRO Funds

                              ABN AMRO MID CAP FUND
                                 CLASS N SHARES

                   SUPPLEMENT DATED JUNE 25, 2004 TO ABN AMRO
             FUNDS CLASS N, I, C & R SHARES SEMI-ANNUAL REPORT DATED
                                 APRIL 30, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SEMI-ANNUAL REPORT AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE REPORT.

ABN AMRO MID CAP FUND held a shareholder meeting on December 22, 2003. Accordingly, the Notes to Financial Statements are supplemented to contain the following information:


         SHAREHOLDER VOTING RESULTS (UNAUDITED): At a Special Shareholder Meeting held on December 22, 2003, shareholders of the ABN AMRO Mid Cap Fund ("the Fund") approved a new Sub-Investment Advisory Agreement for the Fund by and between ABN AMRO Asset Management, Inc. and Optimum Investment Advisors LP:

         VOTED FOR:                 VOTED AGAINST:               ABSTAINED:

         6,780,997                     53,104                      80,214


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                WITH THE SEMI-ANNUAL REPORT FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our website at www.abnamrofunds.com

                       This page intentionally left blank.

ABN AMRO FUNDS

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  ABN AMRO Asset Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406


  OFFICERS

  Kenneth C. Anderson, President and Chief
     Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary, Treasurer and Chief
     Operations Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.


| 96

Guide to Shareholder Benefits

We're delighted to offer all ABN AMRO Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO ADD TO YOUR
ACCOUNT: START AN AUTOMATIC
INVESTMENT PLAN

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your ABNAMRO Funds account. The service is free, and the minimum initial investment is just $50. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH
AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

LOW MINIMUM INITIAL INVESTMENTS

The minimum initial investment for N class shares of ABN AMRO Funds is just $2,500 ($500 for IRAs). And subsequent investments can be as low as $50.

FREE CHECK WRITING SERVICES
AVAILABLE

If you are an investor in ABN AMRO Investor Money Market Fund, you can take advantage of free check writing privileges. Checks must be written for $100 or more.

ACCESS INFORMATION AND MAKE
TRANSACTIONS ONLINE AT OUR
WEB SITE

You can access account balances, obtain fund information and make transactions online 24 hours a day, 7 days a week.

-------------------------------
     www.abnamrofunds.com
-------------------------------

Our Shareholder Services Line
Is at Your Service 24 Hours a Day

-------------------------------
  800 992-8151

Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

ABSEM 04 01

                                                                  APRIL 30, 2004


[LOGO OMITTED] ABN AMRO ASSET MANAGEMENT

        Semi-Annual Report 2004
                 ABN AMRO ASSET MANAGEMENT O MONTAG & CALDWELL
               TAMRO CAPITAL PARTNERS O VEREDUS ASSET MANAGEMENT
                                                        ABN AMRO Funds

                                                      CLASS I & S SHARES
                                                      Money Market

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary...............................   1
Schedules of Investments..........................   2
Statement of Assets and Liabilities...............   9
Statement of Operations...........................  10
Statement of Changes in Net Assets................  11
Financial Highlights..............................  13
Notes to Financial Statements.....................  17


MONEY MARKET FUNDS

  Government Money Market Fund
  Money Market Fund
  Tax-Exempt Money Market Fund
  Treasury Money Market Fund


FEES AND EXPENSES APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

DESCRIPTIONS OF ABN AMRO FUNDS' PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE ON ABN AMRO FUNDS' WEBSITE AT ABNAMROFUNDS.COM OR THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT SEC.GOV OR BY CALLING 800/922-8151.


-----------------------------------------------------------
   NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------------

-------------------------------------------------------------------------------
   ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED.
-------------------------------------------------------------------------------

            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM

         ABN AMRO FUNDS
-----------------------

PERFORMANCE SUMMARY (UNAUDITED)
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                     YIELDS                              RETURNS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AVERAGE    AVERAGE
                                                               7-DAY       30-DAY                             ANNUAL     ANNUAL
                                      INCEPTION               AVERAGE     AVERAGE    SIX MONTH   ONE YEAR     5 YEAR     10 YEAR
                                         DATE       CLASS       YIELD       YIELD     RETURN(A)   RETURN      RETURN     RETURN
--------------------------------------------------------------------------------------------------------------------------------
 Government Money Market Fund          01/04/93       I         0.75%       0.75%      0.38%       0.80%      3.19%      4.15%
--------------------------------------------------------------------------------------------------------------------------------
                                       04/22/93       S         0.43%       0.43%      0.22%       0.48%      2.85%      3.85%
--------------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                     01/04/93       I         0.70%       0.70%      0.35%       0.74%      3.20%      4.20%
--------------------------------------------------------------------------------------------------------------------------------
                                       03/31/93       S         0.34%       0.34%      0.17%       0.38%      2.83%      3.86%
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market Fund          01/04/93       I         0.66%       0.64%      0.31%       0.62%      2.05%      2.62%
--------------------------------------------------------------------------------------------------------------------------------
                                       03/24/93       S         0.41%       0.39%      0.19%       0.36%      1.80%      2.36%
--------------------------------------------------------------------------------------------------------------------------------
 Treasury Money Market Fund            01/04/93       I         0.60%       0.60%      0.30%       0.65%      2.99%      3.90%
--------------------------------------------------------------------------------------------------------------------------------
                                       03/25/93       S         0.35%       0.35%      0.17%       0.40%      2.73%      3.64%
--------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. RETURN FIGURES REFLECT ANY EXPENSE REIMBURSEMENTS AND FEE WAIVERS. WITHOUT REIMBURSEMENTS OR WAIVERS, FUND RETURNS WOULD HAVE BEEN LOWER.

INVESTMENTS IN THE ABN AMRO MONEY MARKET FUNDS ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUNDS' CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

(A) NOT ANNUALIZED

                                                                            | 1

         ABN AMRO FUNDS
-----------------------

GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CASH AND OTHER NET ASSETS                3%
REPURCHASE AGREEMENT                    13%
U.S. GOVERNMENT AGENCY OBLIGATIONS      84%

% OF TOTAL NET ASSETS

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 84.25%
               FEDERAL AGRICULTURAL MORTGAGE - 1.77%
$  7,683,000   0.970%, 05/13/04 (a) .................   $  7,680,516
                                                        ------------
               FEDERAL FARM CREDIT BANK - 6.90%
  15,000,000   0.995%, 05/05/04 (b) .................     15,000,000
   5,000,000   1.070%, 09/10/04 (a) .................      4,980,383
   5,000,000   1.050%, 09/20/04 (a) .................      4,979,292
   5,000,000   1.090%, 10/06/04 (a) .................      4,976,080
                                                        ------------
                                                          29,935,755
                                                        ------------
               FEDERAL HOME LOAN BANK - 20.10%
   7,000,000   1.140%, 05/07/04 (a) .................      6,998,670
   5,000,000   4.875%, 05/14/04 .....................      5,006,377
  10,000,000   1.000%, 05/26/04 (a) .................      9,993,056
  12,180,000   0.950%, 05/28/04 (a) .................     12,171,322
   9,100,000   1.050%, 07/21/04 (a) .................      9,078,501
  10,000,000   1.030%, 07/30/04 (a) .................      9,974,250
   4,900,000   6.250%, 08/13/04 .....................      4,969,573
  10,000,000   1.070%, 08/27/04 (a) .................      9,964,928
   9,000,000   1.060%, 09/15/04 (a) .................      8,963,695
  10,000,000   3.625%, 10/15/04 .....................     10,113,222
                                                        ------------
                                                          87,233,594
                                                        ------------
               FEDERAL HOME LOAN MORTGAGE - 27.59%
  10,000,000   1.000%, 05/04/04 (a) .................      9,999,167
   3,129,000   1.180%, 05/06/04 (a) .................      3,128,487
  10,000,000   1.050%, 05/10/04 (a) .................      9,997,375
  10,000,000   0.970%, 05/11/04 (a) .................      9,997,305
   6,718,000   0.990%, 05/11/04 (a) .................      6,716,152
   7,162,000   1.000%, 05/11/04 (a) .................      7,160,011
  10,814,000   1.000%, 05/12/04 (a) .................     10,810,696
  10,000,000   0.990%, 06/01/04 (a) .................      9,991,475
   5,000,000   1.020%, 06/07/04 (a) .................      4,994,758
   5,000,000   1.145%, 06/09/04 (a) .................      4,993,798
  10,000,000   1.020%, 08/03/04 (a) .................      9,973,367
   5,000,000   1.200%, 09/09/04 (a) .................      4,978,167
   6,000,000   1.090%, 10/12/04 (a) .................      5,970,207

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

               FEDERAL HOME LOAN MORTGAGE (CONTINUED)
$  5,000,000   1.140%, 10/18/04 (a) .................   $  4,973,083
   8,000,000   3.250%, 11/15/04 .....................      8,092,288
   8,000,000   1.140%, 11/17/04 (a) .................      7,949,333
                                                        ------------
                                                         119,725,669
                                                        ------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (A) - 27.89%
  15,000,000   1.000%, 05/03/04 .....................     14,999,167
   6,800,000   1.000%, 05/05/04 .....................      6,799,245
  10,030,000   0.985%, 05/19/04 .....................     10,025,060
  15,000,000   0.990%, 06/02/04 .....................     14,986,800
  10,000,000   0.980%, 06/16/04 .....................      9,987,478
  15,000,000   1.030%, 07/07/04 .....................     14,971,246
   5,935,000   1.005%, 07/14/04 .....................      5,922,129
  10,000,000   1.080%, 08/04/04 .....................      9,971,500
   8,500,000   1.080%, 08/10/04 .....................      8,474,245
  10,000,000   1.050%, 08/18/04 .....................      9,968,208
   5,000,000   1.110%, 10/04/04 .....................      4,975,950
  10,000,000   1.160%, 10/13/04 .....................      9,946,833
                                                        ------------
                                                         121,027,861
                                                        ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $365,603,395) ................    365,603,395
                                                        ------------

REPURCHASE AGREEMENT - 12.67%
  55,000,000   Merrill Lynch, 0.970%, dated 04/30/04,
                 matures 05/03/04, repurchase price
                 $55,004,446 (collateralized by U.S.
                 Government Agency Instrument,
                 total market value $56,095,372) ....     55,000,000
                                                        ------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $55,000,000) .................     55,000,000
                                                        ------------
   SHARES
   ------

INVESTMENT COMPANIES - 3.08%
   1,169,763   BlackRock Provident Institutional
                 FedFund Portfolio ..................      1,169,763
  12,205,168   STIT Government & Agency Portfolio ...     12,205,168
                                                        ------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $13,374,931) .................     13,374,931
                                                        ------------
TOTAL INVESTMENTS - 100.00%
   (Cost $433,978,326)* .............................    433,978,326
                                                        ------------
NET OTHER ASSETS AND LIABILITIES - 0.00% ............        (20,086)
                                                        ------------
NET ASSETS - 100.00% ................................   $433,958,240
                                                        ============

--------------------------------------------
* At April 30, 2004, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.
(b) Variable rate note. The interest rate shown reflects the rate in effect at April 30, 2004.

    STIT Short-Term Investments Trust PLC
     PLC Public Limited Company

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 2

         ABN AMRO FUNDS
-----------------------

MONEY MARKET FUND                                                 APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BANKS                           33%
ASSET-BACKED SECURITIES         24%
CERTIFICATES OF DEPOSIT         17%
U.S. GOVT AGENCY OBLIGATIONS     8%
FINANCIAL SERVICES               7%
AUTOMOBILE                       3%
INSURANCE                        3%
CASH AND OTHER NET ASSETS        2%
AIRLINES                         2%
BANK NOTE                        1%

% OF TOTAL NET ASSETS

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

COMMERCIAL PAPER (A) - 71.97%
               AIRLINES - 2.40%
               International Lease Finance
$  1,030,000     1.020%, 05/03/04 ...................   $  1,029,942
   2,500,000     1.030%, 06/08/04 ...................      2,497,282
                                                        ------------
                                                           3,527,224
                                                        ------------
               ASSET-BACKED (B) - 23.61%
               CRC Funding
   1,500,000     1.030%, 05/10/04 ...................      1,499,614
   4,000,000     1.030%, 05/17/04 ...................      3,998,169
   3,944,000   Edison Asset Securitization
                 1.080%, 08/16/04 ...................      3,931,340
   4,000,000   FCAR Owner Trust
                 1.040%, 05/17/04 ...................      3,998,151
   4,821,000   Fountain Square Commercial
                 Funding
                 1.120%, 07/30/04 ...................      4,807,501
               Giro-Multifunding
   2,000,000     1.030%, 05/17/04 ...................      1,999,084
   3,500,000     1.030%, 05/20/04 ...................      3,498,097
               Jupiter Securitization
   1,500,000     1.030%, 05/04/04 ...................      1,499,871
   2,500,000     1.040%, 05/11/04 ...................      2,499,278
   1,500,000     1.040%, 06/02/04 ...................      1,498,613
   5,500,000   Receivables Capital
                 1.030%, 05/05/04 ...................      5,499,371
                                                        ------------
                                                          34,729,089
                                                        ------------
               AUTOMOBILE - 2.71%
   4,000,000   Toyota Motor Credit
                 1.030%, 06/02/04 ...................      3,996,338
                                                        ------------
               BANKS - 33.06%
               ANZ (DE)
     900,000     1.050%, 06/02/04 ...................        899,160
   2,100,000     1.050%, 06/03/04 ...................      2,097,979
   5,000,000   CDC IXIS Capital Markets
                 1.020%, 05/21/04 ...................      4,997,167

                                                           MARKET
 PAR VALUE                                                 VALUE
 ---------                                                 ------

               BANKS (CONTINUED)
               Danske
$  1,100,000     1.050%, 05/12/04 ...................   $  1,099,647
   3,000,000     1.020%, 05/19/04 ...................      2,998,470
   1,810,000     1.050%, 06/04/04 ...................      1,808,205
               Depfa Bank (NY)
   2,000,000     1.055%, 06/18/04 ...................      1,997,187
   1,000,000     1.085%, 10/18/04 ...................        994,876
   1,000,000     1.190%, 11/23/04 ...................        993,190
               HBOS Treasury Services
   1,500,000     1.030%, 05/07/04 ...................      1,499,742
   1,000,000     1.050%, 06/04/04 ...................        999,008
   1,367,000     1.050%, 06/21/04 ...................      1,364,967
               KfW International Finance
   2,000,000     1.000%, 05/05/04 ...................      1,999,778
     900,000     1.040%, 06/08/04 ...................        899,012
   1,000,000     1.150%, 09/17/04 ...................        995,560
   4,000,000   Marshall & Isley
                 1.030%, 05/28/04 ...................      3,996,910
   5,500,000   Rabobank Nederland (NY)
                 1.020%, 05/03/04 ...................      5,499,688
   2,500,000   Royal Bank of Scotland (NY)
                 1.050%, 06/15/04 ...................      2,496,719
   6,000,000   Societe Generale (NY)
                 1.040%, 05/06/04 ...................      5,999,133
   5,000,000   UBS Finance (DE)
                 1.030%, 06/10/04 ...................      4,994,278
                                                        ------------
                                                          48,630,676
                                                        ------------
               FINANCIAL SERVICES - 7.47%
   5,000,000   American Express Credit
                 1.020%, 05/24/04 ...................      4,996,742
   1,000,000   General Electric Capital
                 1.120%, 10/05/04 ...................        995,115
   5,000,000   Morgan Stanley
                 1.030%, 05/26/04 ...................      4,996,424
                                                        ------------
                                                          10,988,281
                                                        ------------
               INSURANCE - 2.72%
   4,000,000   Prudential Funding
                 1.030%, 05/12/04 ...................      3,998,741
                                                        ------------
               TOTAL COMMERCIAL PAPER
                 (Cost $105,870,349) ................    105,870,349
                                                        ------------

CERTIFICATES OF DEPOSIT - 17.00%

   2,000,000   Abbey National Treasury Services
                 1.120%, 09/27/04 ...................      2,000,041
   1,000,000   BNP Paribas (NY)
                 1.390%, 08/27/04 ...................      1,000,610
               Fortis Bank (NY)
   2,000,000     1.205%, 05/14/04 ...................      2,000,004
   1,000,000     1.160%, 10/04/04 ...................      1,000,043
   2,000,000   Halifax Bank of Scotland (NY)
                 1.085%, 05/11/04 ...................      2,000,003
   4,000,000   Harris Trust & Savings Bank
                 1.020%, 05/11/04 ...................      4,000,000
   1,000,000   Regions Bank
                 1.160%, 10/15/04 ...................      1,000,000
               Royal Bank of Scotland (NY)
   1,000,000     1.120%, 09/07/04 ...................        999,988
   1,000,000     1.390%, 09/07/04 ...................      1,000,813
   1,000,000   Southtrust Bank
                 1.080%, 07/13/04 ...................      1,000,000
   5,000,000   State Street Bank & Trust
                 1.030%, 05/10/04 ...................      5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 3

         ABN AMRO FUNDS
-----------------------

MONEY MARKET FUND                                                 APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

CERTIFICATES OF DEPOSIT (CONTINUED)
$  2,000,000   Svenska Handelsbanken (NY)
                 1.260%, 06/29/04 ...................   $  2,000,032
   2,000,000   West Deutsche Landesbank (NY)
                 1.220%, 05/25/04 ...................      2,000,013
                                                        ------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $25,001,547) .................     25,001,547
                                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 7.63%
               FEDERAL HOME LOAN MORTGAGE - 2.03%
   1,000,000   1.180%, 05/06/04 .....................        999,836
   1,000,000   1.200%, 09/09/04 .....................        995,633
   1,000,000   1.140%, 10/18/04 .....................        994,617
                                                        ------------
                                                           2,990,086
                                                        ------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 5.60%
   3,000,000   1.040%, 08/04/04 .....................      2,991,767
   3,265,000   1.080%, 08/10/04 .....................      3,255,107
   2,000,000   1.200%, 08/20/04 .....................      1,992,600
                                                        ------------
                                                           8,239,474
                                                        ------------
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $11,229,560) .................     11,229,560
                                                        ------------

BANK NOTE - 1.36%
   2,000,000   U.S. Bank
                 1.170%, 11/17/04 ...................      2,000,214
                                                        ------------
               TOTAL BANK NOTE
                 (Cost $2,000,214) ..................      2,000,214
                                                        ------------
   SHARES
----------

INVESTMENT COMPANY - 2.00%
   2,945,729   BlackRock Provident Institutional
                 TempFund Portfolio .................      2,945,729
                                                        ------------
               TOTAL INVESTMENT COMPANY
                 (Cost $2,945,729) ..................      2,945,729
                                                        ------------
TOTAL INVESTMENTS - 99.96%
   (Cost $147,047,399)* .............................    147,047,399
                                                        ------------
NET OTHER ASSETS AND LIABILITIES - 0.04% ............         65,262
                                                        ------------
NET ASSETS - 100.00% ................................   $147,112,661
                                                        ============

---------------------------------------------
* At April 30, 2004, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2004, these securities amounted to $34,729,089 or 23.61% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE) Delaware
(NY) New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 4

         ABN AMRO FUNDS
-----------------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GENERAL OBLIGATION              30%
UTILITIES                       29%
MEDICAL                         15%
POLLUTION                       11%
OTHER MUNICIPAL SECURITIES       7%
EDUCATION                        3%
DEVELOPMENT                      2%
TRANSPORTATION                   2%
CASH AND OTHER NET ASSETS        1%

% OF TOTAL NET ASSETS

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

MUNICIPAL OBLIGATIONS - 98.91%
               ALASKA - 2.11%
               Valdez Marine Terminal RB
                 BP Pipelines Project
$  3,700,000     1.100%, 05/01/04 (a) ...............   $  3,700,000
     200,000     1.100%, 05/01/04 (a) ...............        200,000
   2,250,000     Exxon Pipeline Co. Project
                 1.030%, 05/01/04 (a) ...............      2,250,000
                                                        ------------
                                                           6,150,000
                                                        ------------
               ARIZONA - 2.41%
   7,000,000   Salt River  Project TECP
                 0.950%, 07/14/04 ...................      7,000,000
                                                        ------------
               COLORADO - 3.93%
               Colorado Educational & Cultural
                 Facilities RB
   3,055,000     Naropa University Project
                 1.120%, 05/07/04 (a)
                 LOC: Wells Fargo Bank ..............      3,055,000
     365,000     National Cable Television Center
                 1.120%, 05/07/04 (a)
                 LOC: Wells Fargo Bank ..............        365,000
   8,000,000   Colorado State, TRAN
                 1.750%, 06/25/04 ...................      8,010,963
                                                        ------------
                                                          11,430,963
                                                        ------------
               CONNECTICUT - 4.45%
               Connecticut State Health, GO
  10,000,000     Series A
                 1.120%, 05/07/04 (a)
                 SPA: Landesbank ....................     10,000,000
   2,000,000     Series B
                 1.070%, 05/07/04 (a)
                 SPA: Bayerische Landesbank .........      2,000,000

                                                           MARKET
 PAR VALUE                                                 VALUE
 ---------                                                 ------

               CONNECTICUT (CONTINUED)
               Connecticut State HEFA RB,
                 Yale University
$    850,000     Series T-1
                 1.050%, 05/01/04 (a) ...............   $    850,000
     100,000     Series T-2
                 0.930%, 05/07/04 (a) ...............        100,000
                                                        ------------
                                                          12,950,000
                                                        ------------
               DISTRICT OF COLUMBIA - 1.20%
   3,500,000   District of Columbia, American
                 Red Cross  TECP
                 0.950%, 06/02/04 ...................      3,500,000
                                                        ------------
               FLORIDA - 5.60%
  10,300,000   Jacksonville Electric Authority
                 System TECP
                 0.950%, 06/09/04 ...................     10,300,000
   6,000,000   Sarasota Memorial Hospital
                 District TECP
                 0.990%, 06/02/04 ...................      6,000,000
                                                        ------------
                                                          16,300,000
                                                        ------------
               GEORGIA - 7.73%
  12,500,000   Burke County Development
                 Authority TECP
                 0.950%, 05/05/04 ...................     12,500,000
  10,000,000   Municipal Electric Authority of
                 Georgia TECP
                 0.980%, 05/19/04 ...................     10,000,000
                                                        ------------
                                                          22,500,000
                                                        ------------
               IDAHO - 2.75%
   8,000,000   Idaho State, TAN
                 2.000%, 06/30/04 ...................      8,015,610
                                                        ------------
               ILLINOIS - 3.09%
               Illinois Health Facilities Authority RB
     200,000     Resurrection Health, Series A
                 1.100%, 05/07/04 (a)
                 Insured: FSA
                 SPA: Bank One ......................        200,000
   8,800,000     Rush Presbyterian - St. Luke's
                 Medical Center
                 Obligated Group, Series B
                 1.080%, 05/07/04 (a)
                 Insured: MBIA
                 SPA: First National Bank ...........      8,800,000
                                                        ------------
                                                           9,000,000
                                                        ------------
               INDIANA - 0.14%
     400,000   Hammond PCR
                 Amoco Oil Project
                 1.100%, 05/07/04 (a) ...............        400,000
                                                        ------------
               IOWA - 0.58%
   1,700,000   Ottumwa RB, Ottumwa Regional
                 Health Center
                 1.120%, 05/07/04 (a)
                 LOC: Wells Fargo Bank ..............      1,700,000
                                                        ------------
               LOUISIANA - 4.33%
  12,600,000   St. Charles Parish PCR
                 Shell Oil Project, Series B
                 1.060%, 05/01/04 (a) ...............     12,600,000
                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 5

         ABN AMRO FUNDS
-----------------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

               MARYLAND - 2.30%
               Maryland State Health & Higher
                 Education Facilities Authority RB
                 Pooled Loan Program
$  2,600,000     Series A
                 1.070%, 05/07/04 (a)
                 LOC: Bank One Trust ................   $  2,600,000
   4,100,000     Series B
                 1.100%, 05/07/04 (a)
                 LOC: First National Bank ...........      4,100,000
                                                        ------------
                                                           6,700,000
                                                        ------------
               MASSACHUSETTS - 3.37%
               Massachusetts State HEFA RB
                 Capital Asset Program
   3,300,000     Series B
                 1.080%, 05/01/04 (a)
                 Insured: MBIA ......................      3,300,000
   4,700,000     Series C
                 1.080%, 05/01/04 (a)
                 Insured: MBIA ......................      4,700,000
   1,000,000   Massachusetts State, GO, Series B
                 1.080%, 05/07/04 (a)
                 SPA: Landesbank ....................      1,000,000
     800,000   Massachusetts Water Resources Authority
                 Multi-Modal Subordinated General RB,
                 Series A
                 1.040%, 05/07/04 (a)
                 Insured: AMBAC / SPA: Bank of
                 Nova Scotia / Dexia Credit Local ...        800,000
                                                        ------------
                                                           9,800,000
                                                        ------------
               MICHIGAN - 1.73%
   5,000,000   Michigan State, Series A
                 2.000%, 09/30/04 ...................      5,021,115
                                                        ------------
               MINNESOTA - 5.55%
     600,000   Hennepin County, GO, Series C
                 0.970%, 05/06/04 (a)
                 SPA: West Deutsche Landesbank ......        600,000
   6,365,000   Minneapolis Convention Center, GO
                 Convention Center Bonds
                 0.970%, 05/07/04 (a)
                 SPA: Dexia Credit Local ............      6,365,000
               Minneapolis, GO, Series B
   1,890,000     0.970%, 05/07/04 (a)
                 SPA: Dexia Credit Local ............      1,890,000
   1,095,000     0.970%, 05/07/04 (a)
                 SPA: Dexia Credit Local ............      1,095,000
   6,200,000   Owatonna Hospital RB
                 Health Central System
                 1.100%, 05/07/04 (a)
                 LOC: Wells Fargo Bank ..............      6,200,000
                                                        ------------
                                                          16,150,000
                                                        ------------
               MISSISSIPPI - 0.77%
   2,245,000   Jackson County Port Facility RB
                 Chevron USA Income Project
                 1.100%, 05/01/04 (a) ...............      2,245,000
                                                        ------------

                                                           MARKET
 PAR VALUE                                                 VALUE
 ---------                                                 ------

               MISSOURI - 0.92%
               Missouri State HEFA RB
                 The Washington University Project
$  2,400,000     Series A
                 1.100%, 05/01/04 (a)
                 SPA: Morgan Guaranty Trust .........   $  2,400,000
     275,000     Series B
                 1.100%, 05/01/04 (a)
                 SPA: Morgan Guaranty Trust .........        275,000
                                                        ------------
                                                           2,675,000
                                                        ------------
               NEBRASKA - 6.46%
   6,500,000   Lincoln Electric System TECP
                 0.930%, 07/07/04 ...................      6,500,000
               Omaha Public Power District TECP
   9,300,000     0.950%, 05/05/04 ...................      9,300,000
   3,000,000     0.950%, 06/09/04 ...................      3,000,000
                                                        ------------
                                                          18,800,000
                                                        ------------
               NEVADA - 0.42%
   1,210,000   Clark County School District, GO,
                 Series A
                 1.070%, 05/07/04 (a)
                 Insured: FSA
                 SPA: State Street ..................      1,210,000
                                                        ------------
               NEW JERSEY - 3.44%
  10,000,000   New Jersey State, Series B, TRAN
                 2.000%, 06/25/04 ...................     10,016,500
                                                        ------------
               NEW MEXICO - 3.68%
     715,000   Hurley PCR
                 Kennecott Santa Fe Project
                 1.100%, 05/01/04 (a) ...............        715,000
  10,000,000   New Mexico State, TRAN
                 1.250%, 06/30/04 ...................     10,007,315
                                                        ------------
                                                          10,722,315
                                                        ------------
               NEW YORK - 3.88%
  11,300,000   New York State Local Government
                 Assistance RB, Series D
                 1.040%, 05/07/04 (a)
                 LOC: Societe Generale ..............     11,300,000
                                                        ------------
               NORTH CAROLINA - 4.88%
  14,200,000   North Carolina State, Public
                 Improvement Series F, GO
                 1.030%, 05/05/04 (a)
                 SPA: Landesbank ....................     14,200,000
                                                        ------------
               TEXAS - 10.49%
  10,000,000   City of Austin TECP
                 0.950%, 08/04/04 ...................     10,000,000
   5,200,000   Gulf Coast Waste Disposal Authority
                 PCR Exxon Project
                 1.030%, 05/01/04 (a) ...............      5,200,000
   2,300,000   Harris County, Health Facilities RB
                 Texas Medical Center Project
                 1.100%, 05/01/04 (a)
                 Insured: MBIA
                 SPA: J.P. Morgan Chase .............      2,300,000
  13,000,000   Texas State, TRAN
                 2.000%, 08/31/04 ...................     13,038,604
                                                        ------------
                                                          30,538,604
                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 6

         ABN AMRO FUNDS
-----------------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

               UTAH - 4.30%
$ 11,500,000   Intermountain Public Power Agency
                 TECP
                 0.950%, 07/14/04 ...................   $ 11,500,000
   1,000,000   State of Utah Building Ownership
                 Authority Lease RB
                 Facilities Master Lease Program,
                 Series C
                 1.090%, 05/07/04 (a)
                 LOC: Landesbank ....................      1,000,000
                                                        ------------
                                                          12,500,000
                                                        ------------
               VIRGINIA - 2.06%
   6,000,000   City of Mount Vernon TECP
                 0.950%, 06/02/04 ...................      6,000,000
                                                        ------------
               WASHINGTON - 2.82%
   5,000,000   Washington State Public Power Supply
                 System RB Nuclear Project No. 1,
                 Series 1A-1
                 1.070%, 05/05/04 (a)
                 LOC: Bank of America ...............      5,000,000
   3,200,000   Washington State, GO, Series VR 96B
                 1.000%, 05/07/04 (a)
                 SPA: Landesbank ....................      3,200,000
                                                        ------------
                                                           8,200,000
                                                        ------------
               WEST VIRGINIA - 0.55%
   1,600,000   Marshall County PCR
                 Ohio Power Project, Series E
                 1.110%, 05/03/04 (a)
                 LOC: Royal Bank of Scotland ........      1,600,000
                                                        ------------
               WISCONSIN - 1.37%
   4,000,000   State of Wisconsin Transportation
                 TECP
                 1.080%, 09/08/04 ...................      4,000,000
                                                        ------------
               WYOMING - 1.60%
   4,650,000   Sublette County PCR
                 Exxon Project
                 1.040%, 05/03/04 (a) ...............      4,650,000
                                                        ------------
               TOTAL MUNICIPAL OBLIGATIONS
                 (Cost $287,875,107) ................    287,875,107
                                                        ------------

                                                           MARKET
   SHARES                                                  VALUE
   ------                                                  ------

INVESTMENT COMPANIES - 0.86%
       6,198   Dreyfus Tax-Exempt Cash
                 Management  Fund ...................   $      6,198
   2,484,485   SEI Institutional Tax Free Money
                 Market Fund ........................      2,484,485
                                                        ------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $2,490,683) ..................      2,490,683
                                                        ------------
TOTAL INVESTMENTS - 99.77%
   (Cost $290,365,790)* .............................    290,365,790
                                                        ------------
NET OTHER ASSETS AND LIABILITIES - 0.23% ............        669,076
                                                        ------------
NET ASSETS - 100.00% ................................   $291,034,866
                                                        ============

----------------------------------------------
* At April 30, 2004, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2004. The maturity date shown is the next scheduled reset date.

      AMBAC Ambac Assurance Corp.
        FSA Financial Security Assurance, Inc.
         GO General Obligation
       HEFA Health & Educational Facilities Authority
 Landesbank Landesbank Hessen Thurigen Girozentrale
        LOC Letter of Credit
       MBIA MBIA Insurance Corporation
        PCR Pollution Control Revenue
         RB Revenue Bond
        SPA Standby Purchase Agreement
        TAN Tax Anticipation Note
       TECP Tax-Exempt Commercial Paper
       TRAN Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 7

         ABN AMRO FUNDS
-----------------------

TREASURY MONEY MARKET FUND                                        APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. TREASURY OBLIGATIONS        67%
REPURCHASE AGREEMENTS            27%
CASH AND OTHER NET ASSETS         6%

% OF TOTAL NET ASSETS

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

U.S. TREASURY OBLIGATIONS - 67.06%
               U.S. TREASURY BILLS (A) - 53.90%
$ 10,000,000   0.910%, 05/06/04 .....................   $  9,998,736
  10,000,000   0.916%, 05/13/04 .....................      9,996,948
  10,000,000   0.911%, 05/20/04 .....................      9,995,195
  20,000,000   0.925%, 05/20/04 .....................     19,990,236
   5,000,000   0.943%, 05/27/04 .....................      4,996,597
   5,000,000   0.938%, 06/03/04 .....................      4,995,703
   5,000,000   0.945%, 06/03/04 .....................      4,995,669
   5,000,000   0.938%, 06/10/04 .....................      4,994,792
  10,000,000   0.940%, 06/10/04 .....................      9,989,556
  10,000,000   0.915%, 06/24/04 .....................      9,986,275
  10,000,000   0.915%, 07/01/04 .....................      9,984,496
   7,500,000   0.943%, 07/08/04 .....................      7,486,648
   5,000,000   0.930%, 07/15/04 .....................      4,990,312
   5,000,000   0.938%, 07/22/04 .....................      4,989,323
   5,000,000   0.955%, 07/22/04 .....................      4,989,124
   5,000,000   0.943%, 07/29/04 .....................      4,988,350
   5,000,000   0.958%, 07/29/04 .....................      4,988,164
   5,000,000   0.980%, 08/05/04 .....................      4,986,933
  12,000,000   0.940%, 08/12/04 .....................     11,967,727
   3,500,000   0.990%, 08/19/04 .....................      3,489,412
  10,000,000   1.022%, 08/26/04 .....................      9,966,785
   5,000,000   0.963%, 09/02/04 .....................      4,983,424
  10,000,000   0.988%, 09/09/04 .....................      9,964,066
   5,000,000   0.983%, 09/16/04 .....................      4,981,169
   5,000,000   1.030%, 09/16/04 .....................      4,980,258
  10,000,000   0.985%, 09/23/04 .....................      9,960,326
   5,000,000   1.016%, 10/07/04 .....................      4,977,563
   5,000,000   1.062%, 10/07/04 .....................      4,976,547
                                                        ------------
                                                         207,590,334
                                                        ------------

                                                           MARKET
  PAR VALUE                                                VALUE
  ---------                                                ------

               U.S. TREASURY NOTES - 13.16%
$  5,000,000   3.250%, 05/31/04 .....................   $  5,008,660
  17,500,000   2.875%, 06/30/04 .....................     17,553,684
   9,000,000   2.125%, 08/31/04 .....................      9,031,718
  15,000,000   1.875%, 09/30/04 .....................     15,053,634
   4,000,000   2.000%, 11/30/04 .....................      4,020,141
                                                        ------------
                                                          50,667,837
                                                        ------------
               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $258,258,171) ................    258,258,171
                                                        ------------

REPURCHASE AGREEMENTS - 27.26%
   65,000,000  J.P. Morgan Chase, 0.900%, dated
                 04/30/04, matures 05/03/04,
                 repurchase price $65,004,875
                 (collateralized by U.S. Treasury
                 Instruments, total market value
                 $67,044,451) .......................     65,000,000
   40,000,000  Merrill Lynch, 0.880%, dated
                 04/30/04, matures 05/03/04,
                 repurchase price $40,002,933
                 (collateralized by U.S. Treasury
                 Instrument, total market value
                 $41,127,995) .......................     40,000,000
                                                        ------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $105,000,000) ................    105,000,000
                                                        ------------
  SHARES
  ------

INVESTMENT COMPANIES - 5.67%
    5,686,427  BlackRock Institutional T-Fund
                 Portfolio ..........................      5,686,427
   16,138,208  STIT Treasury Portfolio ..............     16,138,208
                                                        ------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $21,824,635) .................     21,824,635
                                                        ------------
TOTAL INVESTMENTS - 99.99%
   (Cost $385,082,806)* .............................    385,082,806
                                                        ------------
NET OTHER ASSETS AND LIABILITIES - 0.01% ............         44,089
                                                        ------------
NET ASSETS - 100.00% ................................   $385,126,895
                                                        ============

-------------------------------------------------------
* At April 30, 2004, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

    STIT Short-Term Investments Trust PLC
     PLC Public Limited Company

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 8

         ABN AMRO FUNDS
-----------------------

                                                                  APRIL 30, 2004
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                        GOVERNMENT MONEY      MONEY      TAX-EXEMPT MONEY  TREASURY MONEY
                                                           MARKET FUND     MARKET FUND      MARKET FUND      MARKET FUND
                                                          -------------   -------------    -------------    -------------
ASSETS:
Investments:
        Investments at cost ...........................   $ 378,978,326   $ 147,047,399    $ 290,365,790    $ 280,082,806
        Repurchase agreements .........................      55,000,000              --               --      105,000,000
                                                          -------------   -------------    -------------    -------------
          Total investments at value ..................     433,978,326     147,047,399      290,365,790      385,082,806
Cash ..................................................              --              --            3,134               --
Receivables:
        Dividends and interest ........................         338,202         109,474          901,116          338,000
        Fund shares sold ..............................           3,198           9,798            1,446               --
Other assets ..........................................          13,658           3,925            7,648           27,701
                                                          -------------   -------------    -------------    -------------
          Total assets ................................     434,333,384     147,170,596      291,279,134      385,448,507
                                                          -------------   -------------    -------------    -------------

LIABILITIES:
Payables:
        Dividend distribution .........................         233,504              --          148,310          183,852
        Fund shares redeemed ..........................             662           4,000               --               --
        Due to Adviser, net (Note E) ..................          73,015          27,296           54,588           78,301
        Administration fees (Note E) ..................          19,374           6,627           13,388           16,520
        Distribution fees (Note E) ....................           1,454           4,776              720              292
        Shareholder service fees (Note E) .............           2,383          12,907               --               --
        Trustees fees (Note E) ........................           2,652             892            1,829            2,326
Accrued expenses and other payables ...................          42,100           1,437           25,433           40,321
                                                          -------------   -------------    -------------    -------------
          Total liabilities ...........................         375,144          57,935          244,268          321,612
                                                          -------------   -------------    -------------    -------------
NET ASSETS ............................................   $ 433,958,240   $ 147,112,661    $ 291,034,866    $ 385,126,895
                                                          =============   =============    =============    =============
NET ASSETS CONSIST OF:
    Paid in capital ...................................   $ 433,925,750   $ 147,112,706    $ 291,036,190    $ 385,126,818
    Accumulated undistributed net investment income ...          31,622              --               --               --
    Accumulated net realized gain (loss) on investments             868             (45)          (1,324)              77
                                                          -------------   -------------    -------------    -------------
    TOTAL NET ASSETS ..................................   $ 433,958,240   $ 147,112,661    $ 291,034,866    $ 385,126,895
                                                          =============   =============    =============    =============
CLASS I:
    Net Assets ........................................   $ 390,918,989   $     264,260    $ 270,523,722    $ 376,485,198
    Shares of beneficial interest outstanding .........     390,885,358         264,130      270,524,506      376,493,471
        NET ASSET VALUE
        Offering and redemption price per share
          (Net Assets/Shares Outstanding) .............   $        1.00   $        1.00    $        1.00    $        1.00
                                                          =============   =============    =============    =============
CLASS S:
    Net Assets ........................................   $  43,039,251   $ 146,848,401    $  20,511,144    $   8,641,697
    Shares of beneficial interest outstanding .........      43,042,127     146,848,797       20,511,789        8,640,598
        NET ASSET VALUE
        Offering and redemption price per share
          (Net Assets/Shares Outstanding) .............   $        1.00   $        1.00    $        1.00    $        1.00
                                                          =============   =============    =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 9

         ABN AMRO FUNDS
-----------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                       GOVERNMENT                   TAX-EXEMPT      TREASURY
                                                          MONEY         MONEY          MONEY          MONEY
                                                       MARKET FUND   MARKET FUND    MARKET FUND    MARKET FUND
                                                       -----------   -----------    -----------    -----------
INVESTMENT INCOME:
     Dividends .....................................   $   109,841   $    26,279    $    48,227    $    80,655
     Interest ......................................     2,514,419       733,283      1,433,673      1,789,685
                                                       -----------   -----------    -----------    -----------
     Total investment income .......................     2,624,260       759,562      1,481,900      1,870,340
                                                       -----------   -----------    -----------    -----------

EXPENSES:
     Investment advisory fees (Note E) .............       495,964       248,244        544,239        685,370
     Distribution expenses(a) (Note E) .............        59,324       175,417         29,995         15,720
     Shareholder service fees(a) (Note E) ..........        16,611        77,183             --             --
     Transfer agent fees ...........................        16,803        16,389         16,860         17,939
     Administration fees (Note E) ..................       129,668        37,595         81,691        102,309
     Custodian fees ................................        28,187        16,322         20,860         23,568
     Professional fees .............................        15,565         8,982         11,920         13,359
     Trustees fees (Note E) ........................         7,027         2,160          4,176          5,205
     Other expenses ................................        50,460        21,413         35,540         53,022
                                                       -----------   -----------    -----------    -----------
      Total expenses before waivers ................       819,609       603,705        745,281        916,492
                                                       -----------   -----------    -----------    -----------
      Less: Investment advisory fees waived (Note E)            --       (88,676)      (202,146)      (195,820)
                                                       -----------   -----------    -----------    -----------
      Net expenses .................................       819,609       515,029        543,135        720,672
                                                       -----------   -----------    -----------    -----------

NET INVESTMENT INCOME ..............................     1,804,651       244,533        938,765      1,149,668
                                                       -----------   -----------    -----------    -----------

NET REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ..............         3,171            --             --             77
                                                       -----------   -----------    -----------    -----------

     NET REALIZED GAIN ON INVESTMENTS ..............         3,171            --             --             77
                                                       -----------   -----------    -----------    -----------

     NET INCREASE IN NET ASSETS FROM OPERATIONS ....   $ 1,807,822   $   244,533    $   938,765    $ 1,149,745
                                                       ===========   ===========    ===========    ===========

-------------------------------------------
(a) Fees are incurred at the Class S level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 10

         ABN AMRO FUNDS
-----------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          GOVERNMENT MONEY MARKET FUND                 MONEY MARKET FUND
                                                       -----------------------------------   -----------------------------------
                                                       SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                        APRIL 30, 2004       OCTOBER 31,      APRIL 30, 2004       OCTOBER 31,
                                                          (UNAUDITED)           2003            (UNAUDITED)           2003
                                                       ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ...................  $    495,640,765   $    522,988,029   $    132,534,879   $    143,859,865
                                                       ----------------   ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...........................         1,804,651          4,465,514            244,533            819,364
    Net realized gain on investments sold ...........             3,171                 --                 --                 --
                                                       ----------------   ----------------   ----------------   ----------------
    Net increase in net assets from operations ......         1,807,822          4,465,514            244,533            819,364
                                                       ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ......................................        (1,700,415)        (4,202,317)            (5,297)           (43,427)
       Class S ......................................          (104,236)          (263,197)          (239,236)          (779,911)
                                                       ----------------   ----------------   ----------------   ----------------
       Total distributions ..........................        (1,804,651)        (4,465,514)          (244,533)          (823,338)
                                                       ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I ......................................       462,404,418        847,723,387         13,945,958         38,957,284
       Class S ......................................       109,655,430        115,592,257        254,916,546        496,726,922
    Proceeds from reinvestment of distributions:
       Class I ......................................            85,623            220,689              5,295             43,382
       Class S ......................................           104,228            263,008            239,217            779,855
    Cost of shares redeemed:
       Class I ......................................      (525,446,604)      (886,468,929)       (13,988,921)       (39,112,254)
       Class S ......................................      (108,488,791)      (104,677,676)      (240,540,313)      (508,716,201)
                                                       ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ............       (61,685,696)       (27,347,264)        14,577,782        (11,321,012)
                                                       ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ...       (61,682,525)       (27,347,264)        14,577,782        (11,324,986)
                                                       ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......  $    433,958,240   $    495,640,765   $    147,112,661   $    132,534,879
                                                       ================   ================   ================   ================
    (A) Undistributed net investment income .........  $         31,622   $         31,622   $             --   $             --
                                                       ================   ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold .........................................       462,404,418        847,723,387         13,945,958         38,957,284
       Proceeds from reinvestment of distributions ..            85,623            220,689              5,295             43,382
       Redeemed .....................................      (525,446,604)      (886,468,929)       (13,988,921)       (39,112,254)
    Class S:
       Sold .........................................       109,655,430        115,592,257        254,916,546        496,726,922
       Proceeds from reinvestment of distributions ..           104,228            263,008            239,217            779,855
       Redeemed .....................................      (108,488,791)      (104,677,676)      (240,540,315)      (508,716,201)
                                                       ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) in shares
              outstanding ...........................       (61,685,696)       (27,347,264)        14,577,780        (11,321,012)
                                                       ================   ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 11

         ABN AMRO FUNDS
-----------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                          TAX-EXEMPT MONEY MARKET FUND            TREASURY MONEY MARKET FUND
                                                       -----------------------------------   -----------------------------------
                                                       SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                        APRIL 30, 2004       OCTOBER 31,      APRIL 30, 2004       OCTOBER 31,
                                                          (UNAUDITED)           2003            (UNAUDITED)           2003
                                                       ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ...................  $    295,874,695   $    361,613,772   $    405,745,351   $    369,299,963
                                                       ----------------   ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...........................           938,765          2,556,958          1,149,668          3,315,900
    Net realized gain on investments sold ...........                --                 --                 77                 --
                                                       ----------------   ----------------   ----------------   ----------------
    Net increase in net assets from operations ......           938,765          2,556,958          1,149,745          3,315,900
                                                       ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ......................................          (894,372)        (2,456,279)        (1,127,703)        (3,103,580)
       Class S ......................................           (44,393)          (100,716)           (21,965)          (221,357)
                                                       ----------------   ----------------   ----------------   ----------------
       Total distributions                                     (938,765)        (2,556,995)        (1,149,668)        (3,324,937)
                                                       ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I ......................................       193,886,284        512,102,643        539,715,303        728,552,984
       Class S ......................................        85,630,011        126,779,578         17,388,774         76,994,891
    Proceeds from reinvestment of distributions:
       Class I ......................................               377                653              5,814             29,604
       Class S ......................................            44,266            100,671             17,274            221,026
    Cost of shares redeemed:
       Class I ......................................      (198,121,567)      (578,027,896)      (533,540,010)      (696,441,920)
       Class S ......................................       (86,279,200)      (126,694,689)       (44,205,688)       (72,902,160)
                                                       ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ............        (4,839,829)       (65,739,040)       (20,618,533)        36,454,425
                                                       ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ...        (4,839,829)       (65,739,077)       (20,618,456)        36,445,388
                                                       ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......  $    291,034,866   $    295,874,695   $    385,126,895   $    405,745,351
                                                       ================   ================   ================   ================
       (A) Undistributed net investment income ......  $             --   $             --   $             --   $             --
                                                       ================   ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold .........................................       193,886,284        512,102,643        539,715,303        728,552,984
       Proceeds from reinvestment of distributions ..               377                653              5,814             29,604
       Redeemed .....................................      (198,121,567)      (578,027,896)      (533,540,010)      (696,441,920)
    Class S:
       Sold .........................................        85,630,011        126,779,578         17,388,774         76,994,891
       Proceeds from reinvestment of distributions ..            44,266            100,671             17,274            221,026
       Redeemed .....................................       (86,279,200)      (126,694,689)       (44,205,688)       (72,902,160)
                                                       ----------------   ----------------   ----------------   ----------------
       Net increase (decrease) in shares outstanding         (4,839,829)       (65,739,040)       (20,618,533)        36,454,425
                                                       ================   ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 12

         ABN AMRO FUNDS
-----------------------

GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED         YEAR       YEAR    TEN MONTHS       YEAR       YEAR       YEAR
                                                04/30/04       ENDED      ENDED       ENDED        ENDED      ENDED      ENDED
                                               (UNAUDITED)    10/31/03   10/31/02   10/31/01      12/31/00   12/31/99   12/31/98
                                               -----------    --------   --------   ---------     --------   --------   --------
CLASS I
Net Asset Value, Beginning of Period .......    $   1.00      $   1.00   $   1.00   $   1.00      $   1.00   $   1.00   $   1.00
                                                --------      --------   --------   --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          --(a)       0.01       0.02       0.04          0.06       0.05       0.05
                                                --------      --------   --------   --------      --------   --------   --------
     Less distributions from
       net investment income ...............          --(a)      (0.01)     (0.02)     (0.04)        (0.06)     (0.05)     (0.05)
                                                --------      --------   --------   --------      --------   --------   --------
Net Asset Value, End of Period .............    $   1.00      $   1.00   $   1.00   $   1.00      $   1.00   $   1.00   $   1.00
                                                ========      ========   ========   ========      ========   ========   ========
TOTAL RETURN ...............................        0.38%(b)      0.98%      1.70%      3.57%(b)      6.08%      4.87%      5.24%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....    $390,919      $453,873   $492,398   $611,611      $589,752   $464,520   $396,797
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser .................        0.30%         0.29%      0.30%      0.38%         0.41%      0.41%      0.42%
     After reimbursement of
       expenses by Adviser .................        0.30%         0.29%      0.30%      0.31%         0.33%      0.33%      0.35%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser .................        0.76%         0.98%      1.70%      4.14%         5.84%      4.70%      5.04%
     After reimbursement of
       expenses by Adviser .................        0.76%         0.98%      1.70%      4.21%         5.92%      4.78%      5.12%

----------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period .......    $   1.00      $   1.00   $   1.00   $   1.00      $   1.00   $   1.00   $   1.00
                                                --------      --------   --------   --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          --(a)       0.01       0.01       0.03          0.06       0.04       0.05
                                                --------      --------   --------   --------      --------   --------   --------
     Less distributions from
       net investment income ...............          --(a)      (0.01)     (0.01)     (0.03)        (0.06)     (0.04)     (0.05)
                                                --------      --------   --------   --------      --------   --------   --------
Net Asset Value, End of Period .............    $   1.00      $   1.00   $   1.00   $   1.00      $   1.00   $   1.00   $   1.00
                                                ========      ========   ========   ========      ========   ========   ========
TOTAL RETURN ...............................        0.22%(b)      0.65%      1.36%      3.30%(b)      5.74%      4.53%      4.91%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....    $ 43,039      $ 41,768   $ 30,590   $ 44,190      $ 76,097   $ 96,031   $ 89,497
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser .................        0.62%         0.62%      0.63%      0.71%         0.91%      0.91%      0.92%
     After reimbursement of
       expenses by Adviser .................        0.62%         0.62%      0.63%      0.63%         0.65%      0.65%      0.67%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser .................        0.44%         0.65%      1.37%      3.81%         5.34%      4.20%      4.54%
     After reimbursement of
       expenses by Adviser .................        0.44%         0.65%      1.37%      3.89%         5.60%      4.46%      4.80%

--------------------------------------------
 (a) Represents less than $0.005 per share.
 (b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 13

         ABN AMRO FUNDS
-----------------------

MONEY MARKET FUND                                                 APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED         YEAR       YEAR     TEN MONTHS       YEAR       YEAR         YEAR
                                               04/30/04       ENDED      ENDED        ENDED        ENDED      ENDED        ENDED
                                              (UNAUDITED)    10/31/03   10/31/02    10/31/01      12/31/00   12/31/99     12/31/98
                                              -----------    --------   --------    ---------     --------   --------     --------
CLASS I
Net Asset Value, Beginning of Period .......   $   1.00      $   1.00   $   1.00    $   1.00      $   1.00   $     1.00   $   1.00
                                               --------      --------   --------    --------      --------   ----------   --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................         --(a)       0.01       0.02(b)     0.04          0.06         0.05       0.05
                                               --------      --------   --------    --------      --------   ----------   --------
     Less distributions from
       net investment income ...............         --(a)      (0.01)     (0.02)      (0.04)        (0.06)       (0.05)     (0.05)
                                               --------      --------   --------    --------      --------   ----------   --------
Net Asset Value, End of Period .............   $   1.00      $   1.00   $   1.00    $   1.00      $   1.00   $     1.00   $   1.00
                                               ========      ========   ========    ========      ========   ==========   ========
TOTAL RETURN ...............................       0.35%(c)      0.92%      1.58%       3.65%(c)      6.21%        4.98%      5.33%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $    264      $    302   $    414    $  1,672      $ 44,274   $1,138,123   $941,295
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.50%         0.50%      0.49%       0.58%         0.56%        0.55%      0.56%
     After reimbursement of
       expenses by Adviser .................       0.37%         0.37%      0.37%       0.36%         0.33%        0.32%      0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.57%         0.78%      1.45%       4.17%         5.58%        4.65%      4.98%
     After reimbursement of
       expenses by Adviser .................       0.70%         0.91%      1.57%       4.39%         5.81%        4.88%      5.21%

-----------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period .......   $   1.00      $   1.00   $   1.00    $   1.00      $   1.00   $     1.00   $   1.00
                                               --------      --------   --------    --------      --------   ----------   --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................         --(a)       0.01       0.01(b)     0.03          0.06         0.05       0.05
                                               --------      --------   --------    --------      --------   ----------   --------
     Less distributions from
       net investment income ...............         --(a)      (0.01)     (0.01)      (0.03)        (0.06)       (0.05)     (0.05)
                                               --------      --------   --------    --------      --------   ----------   --------
Net Asset Value, End of Period .............   $   1.00      $   1.00   $   1.00    $   1.00      $   1.00   $     1.00   $   1.00
                                               ========      ========   ========    ========      ========   ==========   ========
TOTAL RETURN ...............................       0.17%(c)      0.55%      1.22%       3.34%(c)      5.83%        4.60%      4.97%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $146,848      $132,233   $143,446    $176,451      $231,648   $  247,655   $219,576
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.86%         0.86%      0.85%       0.94%         1.06%        1.05%      1.06%
     After reimbursement of
       expenses by Adviser .................       0.73%         0.73%      0.73%       0.72%         0.69%        0.68%      0.69%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.21%         0.42%      1.09%       3.81%         5.08%        4.15%      4.48%
     After reimbursement of
       expenses by Adviser .................       0.34%         0.55%      1.21%       4.03%         5.45%        4.52%      4.85%

-------------------------------------------
(a)  Represents less than $0.005 per share.
(b) The selected per share data was calculated using weighted average shares method for the period.
(c)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 14

         ABN AMRO FUNDS
-----------------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED         YEAR        YEAR     TEN MONTHS       YEAR       YEAR       YEAR
                                               04/30/04       ENDED       ENDED        ENDED        ENDED      ENDED      ENDED
                                              (UNAUDITED)    10/31/03    10/31/02    10/31/01      12/31/00   12/31/99   12/31/98
                                              -----------    --------    --------    ---------     --------   --------   --------
CLASS I
Net Asset Value, Beginning of Period .......   $   1.00      $   1.00    $   1.00    $   1.00      $   1.00   $   1.00   $   1.00
                                               --------      --------    --------    --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................         --(a)       0.01        0.01        0.02          0.04       0.03       0.03
                                               --------      --------    --------    --------      --------   --------   --------
     Less distributions from
       net investment income ...............         --(a)      (0.01)      (0.01)      (0.02)        (0.04)     (0.03)     (0.03)
                                               --------      --------    --------    --------      --------   --------   --------
Net Asset Value, End of Period .............   $   1.00      $   1.00    $   1.00    $   1.00      $   1.00   $   1.00   $   1.00
                                               ========      ========    ========    ========      ========   ========   ========
TOTAL RETURN ...............................       0.31%(b)      0.72%       1.12%       2.17%(b)      3.87%      3.01%      3.21%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $270,524      $274,759    $340,683    $434,372      $416,864   $284,455   $272,834
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.46%         0.46%       0.45%       0.55%         0.55%      0.58%      0.56%
     After reimbursement of
       expenses by Adviser .................       0.33%         0.33%       0.33%       0.33%         0.32%      0.35%      0.35%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.49%         0.59%       0.99%       2.38%         3.57%      2.73%      2.95%
     After reimbursement of
       expenses by Adviser .................       0.62%         0.72%       1.11%       2.60%         3.80%      2.96%      3.17%

-----------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period .......   $   1.00      $   1.00    $   1.00    $   1.00      $   1.00   $   1.00   $   1.00
                                               --------      --------    --------    --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................         --(a)         --(a)     0.01        0.02          0.04       0.03       0.03
                                               --------      --------    --------    --------      --------   --------   --------
     Less distributions from
       net investment income ...............         --(a)         --(a)    (0.01)      (0.02)        (0.04)     (0.03)     (0.03)
                                               --------      --------    --------    --------      --------   --------   --------
Net Asset Value, End of Period .............   $   1.00      $   1.00    $   1.00    $   1.00      $   1.00   $   1.00   $   1.00
                                               ========      ========    ========    ========      ========   ========   ========
TOTAL RETURN ...............................       0.19%(b)      0.47%       0.87%       1.96%(b)      3.61%      2.75%      2.96%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $ 20,511      $ 21,116    $ 20,930    $ 27,776      $ 65,046   $ 66,130   $ 67,480
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.71%         0.71%       0.70%       0.80%         1.05%      1.08%      1.06%
     After reimbursement of
       expenses by Adviser .................       0.58%         0.58%       0.58%       0.58%         0.57%      0.60%      0.60%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.24%         0.34%       0.74%       2.13%         3.07%      2.23%      2.45%
     After reimbursement of
       expenses by Adviser .................       0.37%         0.47%       0.86%       2.35%         3.55%      2.71%      2.92%

-------------------------------------------
(a)  Represents less than $0.005 per share.
(b)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 15

         ABN AMRO FUNDS
-----------------------

TREASURY MONEY MARKET FUND                                        APRIL 30, 2004

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED         YEAR        YEAR     TEN MONTHS       YEAR       YEAR       YEAR
                                               04/30/04       ENDED       ENDED        ENDED        ENDED      ENDED      ENDED
                                              (UNAUDITED)    10/31/03    10/31/02    10/31/01      12/31/00   12/31/99   12/31/98
                                              -----------    --------    --------    ---------     --------   --------   --------
CLASS I
Net Asset Value, Beginning of Period .......   $   1.00      $   1.00    $   1.00    $   1.00      $   1.00   $   1.00   $   1.00
                                               --------      --------    --------    --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................         --(a)       0.01        0.01        0.03          0.06       0.05       0.05
                                               --------      --------    --------    --------      --------   --------   --------
     Less distributions from
       net investment income ...............         --(a)      (0.01)      (0.01)      (0.03)        (0.06)     (0.05)     (0.05)
                                               --------      --------    --------    --------      --------   --------   --------
Net Asset Value, End of Period .............   $   1.00      $   1.00    $   1.00    $   1.00      $   1.00   $   1.00   $   1.00
                                               ========      ========    ========    ========      ========   ========   ========
TOTAL RETURN ...............................       0.30%(b)      0.85%       1.47%       3.40%(b)      5.85%      4.63%      4.90%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $376,485      $370,304    $338,172    $246,473      $219,437   $327,906   $328,222
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.46%         0.46%       0.46%       0.56%         0.58%      0.59%      0.59%
     After reimbursement of
       expenses by Adviser .................       0.36%         0.36%       0.36%       0.34%         0.35%      0.36%      0.37%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.50%         0.74%       1.35%       3.76%         5.44%      4.30%      4.58%
     After reimbursement of
       expenses by Adviser .................       0.60%         0.84%       1.45%       3.98%         5.67%      4.53%      4.79%

-----------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period .......   $   1.00      $   1.00    $   1.00    $   1.00      $   1.00   $   1.00   $   1.00
                                               --------      --------    --------    --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................         --(a)       0.01        0.01        0.03          0.05       0.04       0.05
                                               --------      --------    --------    --------      --------   --------   --------
     Less distributions from
       net investment income ...............         --(a)      (0.01)      (0.01)      (0.03)        (0.05)     (0.04)     (0.05)
                                               --------      --------    --------    --------      --------   --------   --------
Net Asset Value, End of Period .............   $   1.00      $   1.00    $   1.00    $   1.00      $   1.00   $   1.00   $   1.00
                                               ========      ========    ========    ========      ========   ========   ========
TOTAL RETURN ...............................       0.17%(b)      0.60%       1.22%       3.19%(b)      5.59%      4.37%      4.64%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $  8,642      $ 35,441    $ 31,128    $ 26,193      $ 13,422   $ 11,696   $ 17,625
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.71%         0.71%       0.71%       0.81%         1.08%      1.09%      1.09%
     After reimbursement of
       expenses by Adviser .................       0.61%         0.61%       0.61%       0.59%         0.60%      0.61%      0.62%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser .................       0.25%         0.49%       1.10%       3.51%         4.94%      3.80%      4.08%
     After reimbursement of
       expenses by Adviser .................       0.35%         0.59%       1.20%       3.73%         5.42%      4.28%      4.54%

-------------------------------------------
(a)  Represents less than $0.005 per share.
(b)  Not Annualized.

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

| 16

         ABN AMRO FUNDS
-----------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and operates as an open-end management investment company that is comprised of 26 separate portfolios.

Four Funds of the Trust are included in these financial statements: ABN AMRO Government Money Market Fund ("Government Money Market Fund"), ABN AMRO Money Market Fund ("Money Market Fund"), ABN AMRO Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") and ABN AMRO Treasury Money Market Fund ("Treasury Money Market Fund") (each a "Fund" and collectively, the "Funds").

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds and repurchase agreements are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements are valued at cost.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: Government Money Market Fund and Money Market Fund may invest in U.S. Government Agency Obligations. These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(5) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2003, the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                                         AMOUNT   EXPIRATION DATE
                                         ------   ---------------
Government Money Market Fund ......   $   2,303           2004
Money Market Fund .................          45      2004-2008
Tax-Exempt Money Market Fund ......       1,324           2005

(6) MULTI-CLASS OPERATIONS: Each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and relate to distribution fees and shareholder servicing fees.

(7) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(8) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under

                                                                            | 17

         ABN AMRO FUNDS
-----------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is improbable.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2003 and October 31, 2002 were as follows:

                      DISTRIBUTIONS PAID IN 2003    DISTRIBUTIONS PAID IN 2002
                      --------------------------    --------------------------

                      TAX-EXEMPT      ORDINARY      TAX-EXEMPT       ORDINARY
                        INCOME         INCOME         INCOME          INCOME
                        ------         ------         ------          ------
Government Money
    Market Fund ....  $       --     $4,743,963     $       --     $8,259,564
Money Market Fund ..          --        823,338             --      1,990,421
Tax-Exempt Money
    Market Fund ....   2,757,974             --      5,143,426             --
Treasury Money
    Market Fund ....          --      3,526,657             --      4,611,770

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                   UNDISTRIBUTED   UNDISTRIBUTED
                    CAPITAL LOSS      ORDINARY       TAX-EXEMPT
                    CARRYFORWARD       INCOME          INCOME
                    ------------       ------          ------
Government Money
    Market Fund ....  $(2,303)        $302,266        $     --
Money Market Fund ..      (45)              --              --
Tax-Exempt Money
    Market Fund ....   (1,324)              --         144,298
Treasury Money
    Market Fund ....       --          194,758              --

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Funds with investment advisory services. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly based on a specified annual rate of average daily net assets. In addition, the Funds have an expense limitation agreement with the Adviser, which caps annual total expenses for Class I and Class S shareholders at certain specified annual rates of average daily net assets, respectively.

                               ADVISORY FEES   EXPENSE LIMITATIONS
                               -------------   -------------------
       FUND                     ANNUAL RATE     CLASS I   CLASS S
       ----                     -----------     -------   -------
Government Money Market Fund       0.20%         0.31%     0.63%
Money Market Fund                  0.35%         0.37%     0.73%
Tax-Exempt Money Market Fund       0.35%         0.33%     0.58%
Treasury Money Market Fund         0.35%         0.36%     0.61%

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees are accrued for each Fund at a fixed charge that varies according to the size of each Fund. The fee arrangements are as follows:

  ADMINISTRATION                     CUSTODY
       FEES                        LIAISON FEES
  AT TRUST LEVEL    ANNUAL RATE    AT FUND LEVEL      ANNUAL RATE
  --------------    -----------    -------------      -----------
First $2 billion       0.060%      First $100 million   $10,000
$2 billion to                      $100 million to
  $12.5 billion        0.050%         $500 million       15,000
Over $12.5 billion     0.045%      Over $500 million     20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Under terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows:

AVERAGE DAILY NET ASSETS
  OF TRUST                                    ANNUAL RATE
  --------                                    -----------
First $2 billion                                0.045%
$2 billion to $3 billion                        0.040%
$3 billion to $8 billion                        0.030%
$8 billion to $12 billion                       0.025%
Over $12 billion                                0.020%

Under the sub-administration agreement with PFPC, custody liaison fees are fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distributions Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with

| 18

         ABN AMRO FUNDS
-----------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

respect to Class S shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I shares of the Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S shares. The Distributor is paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class S shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective March 1, 2004, the Trust pays each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $10,000 and reimburses each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $5,000 per year. Prior to March 1, 2004, the Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement, amended March 17, 2004, with The Bank of Nova Scotia provides the Trust with a revolving credit facility up to $50 million. The facility is shared by the series of the Trust, including these Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to reasonable administrative and legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offering Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2004, there were no borrowings outstanding against the line of credit.

                                                                            | 19

                     This page is left blank intentionally.

ABN AMRO Funds

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  ABN AMRO Asset Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406


  OFFICERS

  Kenneth C. Anderson, President and
     Chief Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary, Treasurer and Chief Operations
     Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABSEM 04 02

                                                                  APRIL 30, 2004

[LOGO OMITTED] ABN AMRO ASSET MANAGEMENT

Semi-Annual Report 2004

ABN AMRO ASSET MANAGEMENT O MONTAG & CALDWELL
TAMRO CAPITAL PARTNERS  O  VEREDUS ASSET MANAGEMENT

                                                                  ABN AMRO Funds

                                                             CLASS Y & YS SHARES
                                                      Institutional Money Market

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary...............................   1
Schedule of Investments...........................   2
Statement of Assets and Liabilities...............   4
Statement of Operations...........................   5
Statement of Changes in Net Assets................   6
Financial Highlights..............................   7
Notes to Financial Statements.....................   8

INSTITUTIONAL MONEY MARKET FUND

  Institutional Prime Money Market Fund


FEES AND EXPENSES APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

DESCRIPTIONS OF ABN AMRO FUNDS' PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE ON ABN AMRO FUNDS' WEBSITE AT ABNAMROFUNDS.COM OR THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT SEC.GOV OR BY CALLING 800/922-8151.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

----------------------------------------------------
ABN AMRO IS A  REGISTERED  SERVICE  MARK OF ABN AMRO
HOLDING  N.V.  ALL  RIGHTS RESERVED.
----------------------------------------------------

            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM

         ABN AMRO FUNDS
-----------------------
PERFORMANCE SUMMARY (UNAUDITED)
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                            YIELDS                           RETURNS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      AVERAGE ANNUAL
                                           INCEPTION                 7-DAY          30-DAY     SIX MONTH   ONE YEAR  SINCE INCEPTION
                                              DATE       CLASS    AVERAGE YIELD  AVERAGE YIELD  RETURN(A)    RETURN       TO DATE
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Prime Money Market Fund      12/28/99        Y        0.90%          0.90%        0.45%        0.96%        3.10%
------------------------------------------------------------------------------------------------------------------------------------
                                            06/29/00       YS        0.65%          0.66%        0.33%        0.71%        2.48%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. RETURN FIGURES REFLECT ANY EXPENSE REIMBURSEMENTS AND FEE WAIVERS. WITHOUT REIMBURSEMENTS OR WAIVERS, FUND RETURNS WOULD HAVE BEEN LOWER.

AN INVESTMENT IN THE ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUND'S CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

(A) NOT ANNUALIZED

                                                                             | 1

               ABN AMRO FUNDS
-----------------------------
INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CASH AND OTHER NET ASSETS               3%
FLOATING RATE SECURITIES                3%
BANK NOTE                               2%
U.S. GOVERNMENT AGENCY OBLIGATIONS      5%
INSURANCE                               1%
INSURANCE FUNDING AGREEMENTS            9%
CERTIFICATES OF DEPOSIT                26%
BANKS                                  10%
FINANCIAL SERVICES                     18%
TIME DEPOSITS                          11%
ASSET-BACKED SECURITIES                12%

% OF TOTAL NET ASSETS


                                                         MARKET
 PAR VALUE                                               VALUE
 ---------                                              -------
COMMERCIAL PAPER (A) - 41.03%
               ASSET-BACKED (B) - 11.96%
$  45,000,000  Blue Ridge Asset Funding
                 1.030%, 05/05/04 ................  $    44,994,850
   40,000,000  Giro-Multifunding
                 1.030%, 05/17/04 ................       39,981,689
   30,572,000  Jupiter Securitization
                 1.030%, 05/14/04 ................       30,560,629
   25,000,000  Park Avenue Receivables
                 1.030%, 05/06/04 ................       24,996,424
               Yorktown Capital
   45,000,000    1.050%, 05/06/04 ................       44,993,437
   35,000,000    1.070%, 05/06/04 ................       34,994,799
                                                    ---------------
                                                        220,521,828
                                                    ---------------
               BANKS - 10.11%
   20,000,000  CDC IXIS Capital Markets
                 1.070%, 10/19/04 ................       19,898,350
               Depfa Bank (NY)
   25,000,000    1.085%, 10/18/04 ................       24,871,910
   17,000,000    1.150%, 10/22/04 ................       16,905,508
   20,000,000    1.190%, 11/23/04 ................       19,863,811
   80,000,000  Deutsche Bank
                 1.030%, 05/03/04 ................       79,995,422
   25,000,000  HSBC Bank (NY)
                 1.070%, 09/08/04 ................       24,903,403
                                                    ---------------
                                                        186,438,404
                                                    ---------------
               FINANCIAL SERVICES - 18.15%
               General Electric Capital
   35,000,000    1.090%, 07/12/04 ................       34,923,700
   30,000,000    1.120%, 10/05/04 ................       29,853,467
   75,000,000  Goldman Sachs Group
                 1.020%, 05/05/04 ................       74,991,500
   45,000,000  J.P. Morgan Chase
                 1.050%, 05/03/04 ................       44,997,375
   75,000,000  Merrill Lynch
                 1.030%, 05/03/04 ................       74,995,708


                                                         MARKET
 PAR VALUE                                               VALUE
 ---------                                              -------
               FINANCIAL SERVICES (CONTINUED)
$  75,000,000  Morgan Stanley
                 1.020%, 05/04/04 ................  $    74,993,625
                                                    ---------------
                                                        334,755,375
                                                    ---------------
               INSURANCE - 0.81%
   15,000,000  ING (US) Funding
                 1.200%, 07/06/04 ................       14,967,000
                                                    ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $756,682,607) .............      756,682,607
                                                    ---------------

CERTIFICATES OF DEPOSIT - 26.23%
   30,000,000  Abbey National Treasury Services
                 1.120%, 09/27/04 ................       30,000,616
   37,700,000  Australia & New Zealand Bank
                 1.025%, 05/04/04 ................       37,699,983
   50,000,000  Bank of New York
                 1.050%, 06/17/04 (d) ............       50,000,647
               BNP Paribas (NY)
   19,000,000    1.390%, 08/27/04 ................       19,011,584
   20,000,000    1.020%, 02/07/05 ................       19,996,927
   10,000,000  Chase Manhattan Bank
                 1.050%, 11/08/04 (d) ............       10,000,000
   20,000,000  Credit Suisse First Boston (NY)
                 1.170%, 07/12/04 ................       20,004,571
   35,000,000  Danske Bank (NY)
                 1.100%, 07/30/04 ................       35,000,435
   35,000,000  Fortis Bank (NY)
                 1.160%, 10/04/04 ................       35,001,505
   30,000,000  Halifax Bank of Scotland (NY)
                 1.085%, 05/11/04 ................       30,000,041
   32,000,000  Regions Bank
                 1.160%, 10/15/04 ................       32,000,000
   35,000,000  Royal Bank of Scotland (NY)
                 1.390%, 09/07/04 ................       35,028,449
               Southtrust Bank
   25,000,000    1.080%, 07/13/04 ................       25,000,000
   20,000,000    1.070%, 11/23/04 (d) ............       20,000,000
   30,000,000  Svenska Handelsbanken (NY)
                 1.260%, 06/29/04 ................       30,000,487
               West Deutsche Landesbank (NY)
   25,000,000    1.080%, 05/10/04 ................       25,000,000
   30,000,000    1.220%, 05/25/04 ................       30,000,198
                                                    ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $483,745,443) .............      483,745,443
                                                    ---------------

TIME DEPOSITS - 10.98%
   75,000,000  AmSouth Bank
                 1.031%, 05/03/04 ................       75,000,000
   70,000,000  Key Bank
                 1.031%, 05/03/04 ................       70,000,000
   57,500,000  National City Bank
                 1.031%, 05/03/04 ................       57,500,000
                                                    ---------------
               TOTAL TIME DEPOSITS
                 (Cost $202,500,000) .............      202,500,000
                                                    ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 2

        ABN AMRO FUNDS
----------------------
INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2004

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                         MARKET
 PAR VALUE                                               VALUE
 ---------                                              -------
INSURANCE FUNDING AGREEMENTS (C)(D) - 9.22%
$  40,000,000  Allstate Life Insurance Funding
                 Agreement
                 1.260%, 05/02/05 ................  $    40,000,000
   30,000,000  Hartford Life Insurance Funding
                 Agreement
                 1.220%, 07/01/04 ................       30,000,000
               Metropolitan Life Insurance
                 Funding Agreement
   40,000,000    1.170%, 02/01/05 ................       40,000,000
   10,000,000    1.230%, 04/27/05 ................       10,000,000
   50,000,000  Travelers Insurance Funding
                 Agreement
                 1.180%, 12/23/04 ................       50,000,000
                                                    ---------------
               TOTAL INSURANCE FUNDING AGREEMENTS
                 (Cost $170,000,000) .............      170,000,000
                                                    ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 4.81%
               FEDERAL HOME LOAN MORTGAGE - 3.46%
   19,000,000    1.180%, 05/06/04 ................       18,996,886
   25,000,000    1.200%, 09/09/04 ................       24,890,833
   20,000,000    1.140%, 10/18/04 ................       19,892,334
                                                    ---------------
                                                         63,780,053
                                                    ---------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 1.35%
   25,000,000  1.200%, 08/20/04 ..................       24,907,500
                                                    ---------------
               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS
                 (Cost $88,687,553) ..............       88,687,553
                                                    ---------------

FLOATING RATE SECURITIES (D) - 2.60%
   33,000,000  Bank One, Senior Notes, Series C,
                 MTN
                 1.400%, 05/07/04 ................       33,001,944
   15,000,000  Citigroup Global Markets Holdings,
                 Series K, MTN
                 1.449%, 05/07/04 ................       15,001,000
                                                    ---------------
               TOTAL FLOATING RATE SECURITIES
                 (Cost $48,002,944) ..............       48,002,944
                                                    ---------------

BANK NOTE - 1.84%
   34,000,000  U.S. Bank
                 1.170%, 11/17/04 ................       34,003,648
                                                    ---------------
               TOTAL BANK NOTE
                 (Cost $34,003,648) ..............       34,003,648
                                                    ---------------

                                                         MARKET
   SHARES                                                VALUE
  --------                                              -------
INVESTMENT COMPANY - 0.01%
      124,076  BlackRock Provident Institutional
                 TempFund Portfolio ..............  $       124,076
                                                    ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $124,076) .................          124,076
                                                    ---------------
TOTAL INVESTMENTS - 96.72%
   (Cost $1,783,746,271)* ........................    1,783,746,271
                                                    ---------------
NET OTHER ASSETS AND LIABILITIES - 3.28% .........       60,469,512
                                                    ---------------
NET ASSETS - 100.00% .............................  $ 1,844,215,783
                                                    ===============

---------------------------------
  * At April 30, 2004, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2004, these securities amounted to $220,521,828 or 11.96% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) These securities are illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity.
(d) Variable rate note. The interest rate shown reflects the rate in effect at April 30, 2004.

    (NY) New York
    (US) United States
     MTN Medium Term Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 3

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2004
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               INSTITUTIONAL PRIME
                                                                                                                  MONEY MARKET
                                                                                                                      FUND
                                                                                                               -----------------
ASSETS:
Investments:
        Investments at cost .............................................................................      $   1,783,746,271
                                                                                                               -----------------
          Total investments at value ....................................................................          1,783,746,271
Receivables:
        Dividends and interest ..........................................................................              2,111,583
        Fund shares sold ................................................................................                 11,350
        Investments .....................................................................................             60,054,133
Other assets ............................................................................................                 67,997
                                                                                                               -----------------
          Total assets ..................................................................................          1,845,991,334
                                                                                                               -----------------

LIABILITIES:
Payables:
        Dividend distribution ...........................................................................              1,283,569
        Due to Adviser, net (Note E) ....................................................................                166,149
        Administration fees (Note E) ....................................................................                 86,849
        Shareholder service fees (Note E) ...............................................................                  8,377
        Trustees fees (Note E) ..........................................................................                 11,952
Accrued expenses and other payables .....................................................................                218,655
                                                                                                               -----------------
          Total liabilities .............................................................................              1,775,551
                                                                                                               -----------------
NET ASSETS ..............................................................................................      $   1,844,215,783
                                                                                                               =================

NET ASSETS CONSIST OF:
    Paid in capital .....................................................................................      $   1,844,250,021
    Accumulated net realized loss on investments ........................................................                (34,238)
                                                                                                               -----------------
        TOTAL NET ASSETS ................................................................................      $   1,844,215,783
                                                                                                               =================
CLASS Y:
    Net Assets ..........................................................................................      $   1,804,279,477
    Shares of beneficial interest outstanding ...........................................................          1,804,279,503
       NET ASSET VALUE
       Offering and redemption price per share
       (Net Assets/Shares Outstanding) ..................................................................      $            1.00
                                                                                                               =================
CLASS YS:
    Net Assets ..........................................................................................      $      39,936,306
    Shares of beneficial interest outstanding ...........................................................             39,941,485
       NET ASSET VALUE
       Offering and redemption price per share
       (Net Assets/Shares Outstanding) ..................................................................      $            1.00
                                                                                                               =================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 4

         ABN AMRO FUNDS
-----------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                INSTITUTIONAL PRIME
                                                                                                                  MONEY MARKET
                                                                                                                      FUND
                                                                                                                -----------------
INVESTMENT INCOME:
     Dividends ..........................................................................................       $          9,120
     Interest ...........................................................................................             12,925,316
                                                                                                                ----------------
      Total investment income ...........................................................................             12,934,436
                                                                                                                ----------------
EXPENSES:
     Investment advisory fees (Note E) ..................................................................              1,180,409
     Shareholder service fees(a) (Note E) ...............................................................                 63,530
     Transfer agent fees ................................................................................                 50,856
     Administration fees (Note E) .......................................................................                615,168
     Custodian fees .....................................................................................                 93,739
     Professional fees ..................................................................................                 73,961
     Trustees fees (Note E) .............................................................................                 32,052
     Other expenses .....................................................................................                177,863
                                                                                                                ----------------
      Net expenses ......................................................................................              2,287,578
                                                                                                                ----------------

NET INVESTMENT INCOME ...................................................................................             10,646,858
                                                                                                                ----------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................................       $     10,646,858
                                                                                                                ================

--------------------------------------------------------------------------------
 (a) Shareholder service fees are incurred at the Class YS level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 5

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                             INSTITUTIONAL PRIME MONEY MARKET FUND
                                                                                             -------------------------------------
                                                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                                              APRIL 30, 2004      OCTOBER 31,
                                                                                                (UNAUDITED)           2003
                                                                                             ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .....................................................      $  2,097,606,326   $  2,268,472,819
                                                                                             ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
       Net investment income ..........................................................            10,646,858         28,681,186
                                                                                             ----------------   ----------------
       Net increase in net assets from operations .....................................            10,646,858         28,681,186
                                                                                             ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class Y ........................................................................           (10,479,547)       (27,976,723)
       Class YS .......................................................................              (167,311)          (706,334)
                                                                                             ----------------   ----------------
       Total distributions ............................................................           (10,646,858)       (28,683,057)
                                                                                             ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class Y ........................................................................         4,735,833,717      9,544,377,583
       Class YS .......................................................................            85,461,700        333,491,996
    Proceeds from reinvestment of distributions:
       Class Y ........................................................................             1,301,963          4,991,114
       Class YS .......................................................................                70,983            177,553
    Cost of shares redeemed:
       Class Y ........................................................................        (4,968,564,966)    (9,702,963,040)
       Class YS .......................................................................          (107,493,940)      (350,939,828)
                                                                                             ----------------   ----------------
       Net decrease from capital share transactions ...................................          (253,390,543)      (170,864,622)
                                                                                             ----------------   ----------------
       Total decrease in net assets ...................................................          (253,390,543)      (170,866,493)
                                                                                             ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........................................      $  1,844,215,783   $  2,097,606,326
                                                                                             ================   ================
    (A) Undistributed net investment income ...........................................      $             --   $             --
                                                                                             ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class Y:
       Sold ...........................................................................         4,735,833,717      9,544,377,583
       Proceeds from reinvestment of distributions ....................................             1,301,963          4,991,114
       Redeemed .......................................................................        (4,968,564,965)    (9,702,963,041)
    Class YS:
       Sold ...........................................................................            85,461,700        333,491,996
       Proceeds from reinvestment of distributions ....................................                70,983            177,553
       Redeemed .......................................................................          (107,493,940)      (350,939,828)
                                                                                             ----------------   ----------------
       Net decrease in shares outstanding .............................................          (253,390,542)      (170,864,623)
                                                                                             ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 6

        ABN AMRO FUNDS
----------------------
INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2004
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS Y
                                          SIX MONTHS
                                             ENDED          YEAR           YEAR        TEN MONTHS        YEAR          PERIOD
                                           04/30/04         ENDED          ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     10/31/03       10/31/02       10/31/01       12/31/00       12/31/99(A)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period ..  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          --(b)          0.01           0.02           0.04           0.06           --(b)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..........          --(b)         (0.01)         (0.02)         (0.04)         (0.06)           --b)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ........  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN ..........................          0.45%(c)       1.14%          1.84%          3.73%(c)       6.32%          0.05%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $  1,804,279   $  2,035,709   $  2,189,305   $  1,651,104   $  1,445,394   $      5,000
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.19%          0.18%          0.18%          0.19%          0.20%          3.39%
     After reimbursement of
       expenses by Adviser ............          0.19%          0.18%          0.18%          0.19%          0.20%          0.20%
     Ratios of net investment income to
       average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.91%          1.13%          1.80%          4.37%          6.46%          1.22%
     After reimbursement of
       expenses by Adviser ............          0.91%          1.13%          1.80%          4.37%          6.46%          4.40%

--------------------------------------------------------------------------------

CLASS YS
                                                         SIX MONTHS
                                                            ENDED          YEAR           YEAR        TEN MONTHS       PERIOD
                                                          04/30/04         ENDED          ENDED          ENDED          ENDED
                                                         (UNAUDITED)    10/31/03        10/31/02       10/31/01       12/31/00(D)
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period ................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..........................          --(b)           0.01           0.02           0.03           0.03
                                                        ------------   ------------   ------------   ------------   ------------
     Less distributions from net investment income ..          --(b)          (0.01)         (0.02)         (0.03)         (0.03)
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ......................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                        ============   ============   ============   ============   ============
TOTAL RETURN ........................................           0.33%(c)       0.88%          1.59%          3.52%(c)       3.20%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ................   $     39,936   $     61,898   $     79,168   $     92,009   $     71,609
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ....           0.44%          0.43%          0.43%          0.44%          0.45%
     After reimbursement of expenses by Adviser .....           0.44%          0.43%          0.43%          0.44%          0.45%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser ....           0.66%          0.88%          1.55%          4.12%          6.23%
     After reimbursement of expenses by Adviser .....           0.66%          0.88%          1.55%          4.12%          6.23%

------------------------------------------
 (a) ABN AMRO Institutional Prime Money Market Fund -- Class Y commenced investment operations on December 28, 1999.
 (b)  Represents less than $0.005 per share.
 (c)  Not Annualized.
 (d) ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 7

                ABN AMRO FUNDS
------------------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Act of 1940, as amended (the "1940 Act") and operates as an open-end management investment company that is comprised of 26 separate portfolios.

One Fund of the Trust is included in these financial statements: ABN AMRO Institutional Prime Money Market Fund (the "Fund"). Two other Institutional Money Market Funds, ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund, have not yet commenced operations as of April 30, 2004.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds, repurchase agreements and insurance funding agreements ("IFAs"), are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements are valued at cost and IFAs are valued at cost plus accrued interest, which approximates fair value.

(2) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: The Fund may invest in U.S. Government Agency Obligations. These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(5) FEDERAL INCOME TAXES: The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2003, the Fund had available realized capital losses to offset future net capital gains through fiscal year ended:

                           AMOUNT           EXPIRATION DATE
                           ------           ---------------
                         $33,848                   2005
                             244                   2007
                             146                   2008
                         -------
                         $34,238

(6) MULTI-CLASS OPERATIONS: Each class offered by the Fund has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and relate to shareholder service fees.

(7) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

| 8

         ABN AMRO FUNDS
-----------------------

                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(8) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is improbable.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Fund declares dividends daily from net investment income. The Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2003 and October 31, 2002 were $ 29,613,241 and $36,433,624, respectively.

As of October 31, 2003, the components of distributable earnings on a tax basis for the Fund were as follows:

                        CAPITAL LOSS         UNDISTRIBUTED
                        CARRYFORWARD        ORDINARY INCOME
                        ------------        ---------------
                          $ (34,238)          $1,485,096

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Fund with investment advisory services. Under terms of the Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on an annual rate of 0.10% of average daily net assets.

ABN AMRO Investment Fund Services, Inc. (the "Administrator") provides the Fund with various administrative services. Under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees are accrued for each Fund at a fixed charge that varies according to the size of the Fund.

The fee arrangements are as follows:

  ADMINISTRATION                     CUSTODY
       FEES                        LIAISON FEES
  AT TRUST LEVEL     ANNUAL RATE   AT FUND LEVEL       ANNUAL RATE
  --------------     -----------   -------------       -----------
First $2 billion       0.060%      First $100 million  $10,000
$2 billion to                      $100 million to
  $12.5 billion        0.050%        $500 million       15,000
Over $12.5 billion     0.045%      Over $500 million    20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Fund. Under terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows:

AVERAGE DAILY NET ASSETS OF TRUST         ANNUAL RATE
---------------------------------         -----------
First $2 billion                            0.045%
$2 billion to $3 billion                    0.040%
$3 billion to $8 billion                    0.030%
$8 billion to $12 billion                   0.025%
Over $12 billion                            0.020%

Under the sub-administration agreement with PFPC, custody liaison fees are fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to a shareholder servicing plan (the "Plan") adopted by the Fund, the Distributor is paid a fee up to 0.25% of the average daily net assets of the Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective March 1, 2004, the Trust pays each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $10,000 and reimburses each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $5,000 per year. Prior to

                                                                             | 9

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

March 1, 2004, the Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement, amended March 17, 2004, with The Bank of Nova Scotia provides the Trust with a revolving credit facility up to $50 million. The facility is shared by the series of the Trust, including this Fund, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to reasonable administrative and legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offering Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2004, there were no borrowings outstanding against the line of credit.

| 10

                     This page is left blank intentionally.

                     This page is left blank intentionally.

ABN AMRO Funds

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  ABN AMRO Asset Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406


  OFFICERS

  Kenneth C. Anderson, President and
     Chief Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary, Treasurer and Chief Operations
     Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABSEM 04 03

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABN AMRO FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date                       JULY 1, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date                       JULY 1, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD DILLENBURG
                         -------------------------------------------------------
                           Gerald Dillenburg, Senior Vice President,
                           Secretary & Treasurer
                           (principal financial officer)

Date                       JULY 1, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.